As filed with the Securities and Exchange Commission on October 30, 2026

File No. 333-[  ]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)

FRANKLIN TEMPLETON ETF TRUST
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number:  (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)

Copies to:
J. Stephen Feinour, Jr., Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:
Shares of Beneficial Interest, no par value, of Franklin U.S. Large Cap Multifactor Index ETF (to be renamed Franklin Core U.S. Enhanced Equity ETF), Franklin Core Emerging Market Enhanced Equity ETF and Franklin Core International Enhanced Equity ETF.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on December 1, 2026 pursuant to Rule 488 under the Securities Act of 1933, as amended.

FRANKLIN U.S. CORE EQUITY (IU) FUND
FRANKLIN EMERGING MARKET CORE EQUITY (IU) FUND
FRANKLIN INTERNATIONAL CORE EQUITY (IU) FUND

IMPORTANT SHAREHOLDER INFORMATION
As Shareholders of the Franklin U.S. Core Equity (IU) Fund, Franklin Emerging Market Core Equity (IU) Fund or the Franklin International Core Equity (IU) Fund (each, a “Target Fund,” and, collectively, the “Target Funds”), each, a series of Franklin Fund Allocator Series (the “Target Trust”), we wish to inform you that the Board of Trustees (the “Board”) of the Target Trust has approved, subject to shareholder consent, the reorganization of each Fund into a corresponding series (an “Acquiring ETF” or “Corresponding Acquiring ETF”) of the Franklin Templeton ETF Trust (the “Acquiring Trust”) as shown in the table below.

Target Fund	Corresponding Acquiring ETF
Franklin U.S. Core Equity (IU) Fund	Franklin Core U.S. Enhanced Equity ETF
(formerly named, Franklin U.S. Large Cap Multifactor Index ETF)
Shares	Shares

Franklin Emerging Market Core Equity (IU) Fund	Franklin Core Emerging Market Enhanced Equity ETF
Shares	Shares

Franklin International Core Equity (IU) Fund	Franklin Core International Enhanced Equity ETF
Shares	Shares

This solicitation is being made on the terms and subject to the conditions set forth in the accompanying Consent Solicitation Statement/Prospectus that describes each reorganization (each, a “Reorganization,” and, together, the “Reorganizations”).  Also enclosed you will find your written consent card.  Please complete, date and sign the written consent card and return it to the Secretary of the Trust by 3:00 p.m., Pacific time, on January 21, 2027.
The Board recommends that all shareholders of the Franklin U.S. Core Equity (IU) Fund, Franklin Emerging Market Core Equity (IU) Fund and Franklin International Core Equity (IU) Fund consent to the reorganization of their Target Fund into its Corresponding Acquiring ETF.
2

FRANKLIN FUND ALLOCATOR SERIES

FRANKLIN U.S. CORE EQUITY (IU) FUND
FRANKLIN EMERGING MARKET CORE EQUITY (IU) FUND
FRANKLIN INTERNATIONAL CORE EQUITY (IU) FUND
One Franklin Parkway
San Mateo, CA 94403-1906

NOTICE OF SOLICITATION OF CONSENTS

To the shareholders of the Franklin U.S. Core Equity (IU) Fund, Franklin Emerging Market Core Equity (IU) Fund and the Franklin International Core Equity (IU) Fund (each, a “Target Fund,” and, collectively, the “Target Funds”):
This Notice of Solicitation of Consents and accompanying Consent Solicitation Statement/ Prospectus are being furnished to you by Franklin Fund Allocator Series (the “Target Trust”) in connection with the solicitation, on behalf of the Target Trust’s Board of Trustees (the “Board”), of written consents from the holders of the outstanding shares of each Fund to take an action that requires shareholder approval.
The Board is requesting that the shareholders of each Target Fund consent to the reorganization of their Target Fund into a corresponding series (an “Acquiring ETF” or “Corresponding Acquiring ETF”) of the Franklin Templeton ETF Trust (the “Acquiring Trust”) as shown in the table below.

Target Fund	Corresponding Acquiring ETF
Franklin U.S. Core Equity (IU) Fund	Franklin Core U.S. Enhanced Equity ETF
(formerly named, Franklin U.S. Large Cap Multifactor Index ETF)
Shares	Shares

Franklin Emerging Market Core Equity (IU) Fund	Franklin Core Emerging Market Enhanced Equity ETF
Shares	Shares

Franklin International Core Equity (IU) Fund	Franklin Core International Enhanced Equity ETF
Shares	Shares
3

Each reorganization will involve: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by its Corresponding Acquiring ETF in exchange solely for whole shares of the Corresponding Acquiring ETF and cash (in lieu of fractional shares, if any), (ii) the pro rata distribution of whole shares of the Corresponding Acquiring ETF and cash (in lieu of fractional shares, if any) to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund.
A copy of the Agreement and Plan of Reorganization (the “Plan”), which more completely sets forth the terms of the proposed reorganization of each Target Fund with and into its Corresponding Acquiring ETF, is attached as Exhibit A to the Consent Solicitation Statement/Prospectus.
Shareholders of record of each Target Fund as of the close of business on August 13, 2026 are entitled to notice of and to provide their consent to their respective reorganization.  The shareholders of a Target Fund will be asked to consent separately on the proposed reorganization of their Target Fund into its corresponding Acquiring ETF.
4

Consent Solicitation Statement/Prospectus
(the “Consent Solicitation Statement/Prospectus”)

When reading this Consent Solicitation Statement/Prospectus, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Consent Solicitation Statement/Prospectus.
i

What are the purchase procedures of the Funds?	18
What are the redemption procedures and exchange privileges of the Funds?	19
Who manages the Funds?	19
What are the Funds’ investment management fee rates?	21
What are the fees and expenses of each Fund and what might they be after the Reorganization?	21
How do the performance records of the Funds compare?	25
Where can I find more financial and performance information about the Target Fund?	27
What are other key features of the Funds?	28

REASONS FOR THE REORGANIZATIONS	29

INFORMATION ABOUT THE REORGANIZATIONS	33
How will the Reorganizations be carried out?	33
Who will pay the expenses of the Reorganizations?	35
What are the capitalizations of the Funds and what might each Acquiring ETF’s capitalization be after the Reorganizations?	35

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS	36
How do the investment objectives, strategies, policies and risks of the Funds compare?	36
How do the Target Fund and Acquiring ETF fundamental investment limitations compare?	49
What are the principal investment risks associated with investments in the Funds?	51

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION	54

INFORMATION ABOUT THE FUNDS	58

FURTHER INFORMATION ABOUT THE FUNDS	59

VOTING INFORMATION	61
Required Vote	61
How to Submit Consents	61
Expiration Date of Solicitation	62
Revocation of Consents	62

RECORD SHAREHOLDERS	62

PRINCIPAL HOLDERS OF SHARES	62

GLOSSARY	64
ii

EXHIBITS TO CONSENT SOLICITATION STATEMENT/PROSPECTUS		66
A.	Form of Agreement and Plan of Reorganization	A-1
B.	Financial Highlights	B-1
C.	Principal Holders of Securities	C-1
D.	Descriptions of Common Principal Investment Risks	D-1
E.	Descriptions of Principal Risks of an Acquiring ETF Not Disclosed by a Target Fund	E-1

iii

CONSENT SOLICITATION STATEMENT/PROSPECTUS
Dated ________ __, 2026

Acquisition of the Assets and Assumption of the Liabilities of the following series of Franklin Fund Allocator Series:	By and in Exchange for Shares of the following series of Franklin Templeton ETF Trust:
Franklin U.S. Core Equity (IU) Fund	Franklin Core U.S. Enhanced Equity ETF
(formerly named, Franklin U.S. Large Cap Multifactor Index ETF)
(Ticker: FLQL)
(Exchange: Cboe BZX Exchange Inc.)
Franklin Emerging Market Core Equity (IU) Fund	Franklin Core Emerging Market Enhanced Equity ETF
(Ticker: ____)
(Exchange: Texas Stock Exchange)
Franklin International Core Equity (IU) Fund	Franklin Core International Enhanced Equity ETF
(Ticker: ____)
(Exchange: Texas Stock Exchange)

This Consent Solicitation Statement/Prospectus (the “Consent Solicitation Statement/Prospectus”) is being furnished in connection with the solicitation of written consents of the shareholders of Franklin U.S. Core Equity (IU) Fund, Franklin Emerging Market Core Equity (IU) Fund and Franklin International Core Equity (IU) Fund (each, a “Target Fund” and, together, the “Target Funds”), each, a series of Franklin Fund Allocator Series (the “Target Trust”).  The shareholders of each Target Fund are being asked to consent to the reorganization of their respective Target Fund into a corresponding series (an “Acquiring ETF” or “Corresponding Acquiring ETF”) of the Franklin Templeton ETF Trust (the “Acquiring Trust”) as shown in the table above.  Each reorganization will involve: (i) the acquisition of the assets and assumption of the liabilities of a Target Fund by the Corresponding Acquiring ETF in exchange solely for whole shares of each Acquiring ETF and cash (in lieu of fractional shares, if any); (ii) the pro rata distribution of the Corresponding Acquiring ETF shares and cash (in lieu of fractional shares, if any) to the shareholders of a Target Fund; and (iii) the complete liquidation and dissolution of a Target Fund.
The term “Corresponding Acquiring ETF” shall mean with respect to any Target Fund, the particular Acquiring ETF, the name of which is set forth directly opposite the name of such Target Fund in the table above.  The term “Corresponding Target Fund” shall mean with respect to any Acquiring ETF, the particular Target Fund, the name of which is set forth directly opposite the name of such Acquiring ETF in the table above.  A Target Fund and an Acquiring ETF may be referred to individually as a “Fund” and, collectively, the “Funds.”
Shareholders of a Target Fund will be asked to approve the Agreement and Plan of Reorganization (the “Plan”) relating to the reorganization of the particular Target Fund into the

Corresponding Acquiring ETF of Franklin Templeton ETF Trust (the “Acquiring Trust”), as described more fully in the Plan (each, a “Reorganization,” and, collectively, the “Reorganizations”).
If a Target Fund’s shareholders consent to the Plan, the assets and the liabilities of the Target Fund will be acquired and assumed by the respective Corresponding Acquiring ETF in exchange solely for whole shares of the Corresponding Acquiring ETF (“Acquiring ETF Shares”) and cash (in lieu of fractional shares, if any).

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Consent Solicitation Statement/Prospectus. Any representation to the contrary is a criminal offense.

This Consent Solicitation Statement/Prospectus will first be sent to shareholders on or about December __, 2026.
Shareholders of record of each Target Fund as of the close of business on August 13, 2026 are entitled to notice of and to provide their consent to their respective Reorganization.  The shareholders of a Target Fund will be asked to consent separately to the proposed Reorganization of their Target Fund into its Corresponding Acquiring ETF.
If a Target Fund’s shareholders consent to the Plan, on the closing date of the Reorganization, shareholders of a Target Fund will receive whole shares of its Corresponding Acquiring ETF and cash (in lieu of fractional shares, if any) of equivalent aggregate net asset value (“NAV”) to their investment in the Target Fund.
Each Target Fund is a registered, open-end management investment company that operates as a mutual fund. Each Acquiring ETF is a registered, open-end management investment company that operates as an exchange-traded fund (an “ETF”).
Each Target Fund and its Corresponding Acquiring ETF have identical investment goals (i.e., to seek capital appreciation) and substantially similar principal investment strategies.  The Funds have substantially the same principal investment risks, except that the Acquiring ETFs will also be subject to certain principal investment risks due to their structures as ETFs.
This Consent Solicitation Statement/Prospectus includes information about the Plan and the Acquiring ETFs that you should know before consenting to the Plan, which if approved, would result in your investing in the Corresponding Acquiring ETF.  You should retain this Consent Solicitation Statement/Prospectus for future reference.  Additional information about the Target Funds, the Acquiring ETFs and the proposed transactions has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:
•
The Prospectus of the Target Funds, dated _________, 2026, as supplemented (the “Target Fund Prospectus”), which is incorporated by reference into and considered a part of this Consent Solicitation Statement/Prospectus.
•
The Prospectus of the Franklin Core U.S. Enhanced Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF), Franklin Core Emerging Market Enhanced Equity ETF and Franklin Core International Enhanced Equity ETF

dated_________, 2026, as supplemented (the “Acquiring ETF Prospectus”), accompanies this Consent Solicitation Statement/Prospectus and is also incorporated by reference into and considered a part of this Consent Solicitation Statement/Prospectus.
•
A Statement of Additional Information (“SAI”) dated __________, 2026, relating to this Consent Solicitation Statement/Prospectus, which has been filed with SEC, is incorporated by reference into and considered a part of this Consent Solicitation Statement/Prospectus.
You may request a free copy of the SAI relating to this Consent Solicitation Statement/Prospectus, the Target Funds’ Prospectus or the Acquiring ETFs’ Prospectus without charge by calling (800) DIAL-BEN/(800) 342-5236 or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY
This is only a summary of certain information contained in this Consent Solicitation Statement/Prospectus.  You should read the more complete information in the rest of this Consent Solicitation Statement/Prospectus, including the Plan (attached as Exhibit A) and the Acquiring ETF Prospectus (enclosed).
What am I being asked to vote upon?
You are being asked to consent to the reorganization of the Target Fund listed in the below table into the Corresponding Acquiring ETF in the table below:

Target Fund	Corresponding Acquiring ETF
Franklin U.S. Core Equity (IU) Fund	Franklin Core U.S. Enhanced Equity ETF
(formerly named, Franklin U.S. Large Cap Multifactor Index ETF)
(“U.S. Core Equity (IU) Fund”)	(“Core U.S. Equity ETF”)

Franklin Emerging Market Core Equity (IU) Fund	Franklin Core Emerging Market Enhanced Equity ETF
(“Emerging Market Core (IU) Fund”)	(“Core Emerging Market ETF”)

Franklin International Core Equity (IU) Fund	Franklin Core International Enhanced Equity ETF
(“International Core (IU) Fund”)	(“Core International ETF”)
The U.S. Core Equity (IU) Fund, which is currently operated as a mutual fund, will be converted into an ETF through its Reorganization into an existing series of the Acquiring Trust, the Core U.S. Equity ETF.  On or about December 1, 2026, the Franklin U.S. Large Cap Multifactor Index ETF was renamed the Franklin Core U.S. Enhanced Equity ETF and repositioned from an index-based, multifactor U.S large cap equity strategy to an actively managed core U.S. equity strategy designed to align with the U.S. Core Equity (IU) Fund’s investment approach. In this regard, the Acquiring ETF’s investment goal and 80% investment policy were aligned with the corresponding investment goal and 80% policy of the U.S. Core Equity (IU) Fund, and the Acquiring ETF has substantially similar principal investment strategies and principal risks as the U.S. Core Equity (IU) Fund. As an ETF, the Core U.S. Equity ETF’s shares will be traded on Cboe BZX Exchange, Inc. (“Cboe BZX”).

The Emerging Market Core (IU) Fund and International Core (IU) Fund, which are currently operated as mutual funds, will each be converted into an ETF through the applicable Reorganization into a newly created Corresponding Acquiring ETF (the Core Emerging Market ETF and Core International ETF, respectively) that has the same investment goal and similar principal investment strategies as their Corresponding Target Funds. As an ETF, shares of the Core Emerging Market ETF and the Core International ETF will be traded on the Texas Stock Exchange.

Each Reorganization will be accomplished in accordance with the Plan. Shareholders of a Target Fund are being asked to consent to the Plan between the Target Trust, on behalf of a Target Fund, and the Acquiring Trust, on behalf of an Acquiring ETF, that provides for: (i) the acquisition by the Acquiring Trust, on behalf of the Acquiring ETF, of substantially all of the property, assets and goodwill of the Target Fund in exchange for whole shares of beneficial interest, with no par value, of the Acquiring ETF and cash (in lieu of fractional shares, if any); (ii) the assumption by the Acquiring ETF of all liabilities (except those excluded in Section 1(b) of the Plan) of its Target Fund; (iii) the distribution of the Acquiring ETF’s shares to the holders of shares of beneficial interest, with no par value, of the Target Fund, respectively, and cash (in lieu of fractional shares, if any), according to their respective interests in the Target Fund, in complete liquidation of the Target Fund; and (iv) the dissolution of the Target Fund as soon as is practicable after the closing.
What will happen if shareholders consent to the Plan?
If each Target Fund’s shareholders consent to the Plan and all other closing conditions of each Reorganization under the Plan are satisfied or waived, then shareholders of each Corresponding Target Fund will become shareholders of the Corresponding Acquiring ETF and will no longer be shareholders of the Target Fund.  Shareholders of the Target Fund will receive the Acquiring ETF’s shares and cash (in lieu of fractional shares, if any) with an equivalent aggregate net asset value (“NAV”) of the Corresponding Acquiring ETF.  The Reorganizations are anticipated to be completed on or about February 7, 2027 for the U.S. Core Equity (IU) Fund and International Core (IU) Fund and in the second or third quarter of 2027 for the Emerging Market Core (IU) Fund.
How will the Reorganizations affect me?
If the Reorganizations are completed, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Corresponding Acquiring ETF.  Upon completion of the Reorganization, Target Fund shareholders will own whole shares of the Corresponding Acquiring ETF and cash (in lieu of fractional shares, if any) having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that were owned when the Reorganization happened.  Shares of each Corresponding Acquiring ETF are not issued in fractional shares.  As a result, a Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganization.  Such redemption will result in a cash payment, which is expected to be small and will likely be taxable to some extent for shareholders who hold fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of such redemption.
After each Reorganization, individual shares of the Acquiring ETFs may only be purchased and sold on Cboe BZX (with respect to the Core U.S. Equity ETF), Texas Stock Exchange (with respect to the Core Emerging Market ETF and Core International ETF), other national securities exchanges, electronic crossing networks and other alternative trading systems.  Should a former Target Fund shareholder decide to purchase or sell shares in the Corresponding Acquiring ETF after the Reorganization, the shareholder will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices.  Because Acquiring ETF Shares trade at market prices rather than at NAV, Acquiring ETF Shares may trade at a price less than (discount) or greater than (premium) the Acquiring ETF’s NAV.  As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees (NTF) on many platforms.  In addition, it is the Acquiring Trust’s understanding that the brokerage account statements that Acquiring ETF shareholders will receive from financial intermediaries following the Reorganization will provide information on the market price of the Acquiring ETF’s shares and not the NAV per share of the Acquiring ETF as would be the case for a mutual fund.
Will the Reorganizations affect the way my investments are managed?
Generally, no. Each Acquiring ETF will have the same investment goal and will be managed using principal investment strategies that are substantially similar to those currently used by the Corresponding Target Fund. On or about December 1, 2026, the Franklin U.S. Large Cap Multifactor Index ETF was renamed Franklin Core U.S. Enhanced Equity ETF and repositioned from an index-based, multifactor U.S large cap equity strategy to an actively managed core U.S. equity strategy designed to align with the U.S. Core Equity (IU) Fund’s investment approach. In this regard, the Acquiring ETF’s investment goal and 80% investment policy were aligned with the corresponding investment goal and 80% policy of the U.S. Core Equity (IU) Fund, and the Acquiring ETF has substantially similar principal investment strategies and principal risks as the U.S. Core Equity (IU) Fund.
The Corresponding Acquiring ETFs of the Emerging Market Core (IU) Fund and International Core (IU) Fund have the same investment goal and substantially similar principal investment strategies as their Corresponding Target Funds.
For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”
Are there any differences in principal investment risks between each Target Fund and its corresponding Acquiring ETF?
Yes.  While many of the principal risks of the Target Fund and the Acquiring ETF are the same, each Acquiring ETF discloses certain principal risks that the Target Fund does not.  Each Acquiring ETF, but not its Corresponding Target Fund, discloses certain principal investment risks specifically related to its operation as an ETF such as “Market Trading Risk,” “Large Shareholder Risk,” and “Authorized Participant Concentration Risk.”
In addition, the Core Emerging Market ETF and Core International ETF, but not their Corresponding Target Funds, will be subject to “New Fund Risk” due to their status as newly formed ETFs and each Acquiring ETF, but not the Corresponding Target Fund, will be subject to “Derivative Instruments Risk.”

For a more complete discussion, see the sections below titled: “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?” Exhibit D contains descriptions of principal investment risks that are common to (i) all of the Target Funds and Acquiring ETFs; (ii) the International Core (IU) Fund and Core International ETF and Emerging Market Core (IU) Fund and Core Emerging Market ETF; (iii) the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF and (iv) the Emerging Market Core (IU) Fund and Core Emerging Market ETF.

Exhibit E contains descriptions of (i) principal investment risks of an Acquiring ETF not disclosed by a Target Fund, including principal investment risks disclosed by the Core U.S. Equity ETF, Core Emerging Market ETF and Core International ETF but not their Corresponding Target Funds; (ii) principal investment risks disclosed by Core U.S. Equity ETF but not its corresponding Target Fund; and (iii) principal investment risks disclosed by each of Core Emerging Market ETF and Core International ETF but not its corresponding Target Fund.
Will the fees and expenses of the Acquiring ETF be lower than the fees and expenses of the Target Fund?
Each Acquiring ETF has a higher operating expense ratio and total expense ratio than its Corresponding Target Fund because of the Acquiring ETF’s contractual unified management fee (the “Unitary Fee”). However, the Unitary Fee rate of 0.15%, 0.30% and 0.20% for the Core U.S. Equity ETF, Core Emerging Market ETF and Core International ETF, respectively will be waived at the client level so that expense levels for former Target Fund shareholders will essentially be unchanged from the current 0.00% management fee and 0.00% total expense ratio structure in place for former shareholders of a Target Fund who continue as shareholders of its Corresponding Acquiring ETF following the Reorganization.
ANNUAL OPERATING EXPENSE TABLE FOR SHARES OF THE TARGET FUND AND PROJECTED FEES FOR THE ACQUIRING ETF AFTER THE REORGANIZATION

Annual Fund Operating Expenses	U.S. Core Equity (IU) Fund	Core U.S. Equity ETF	Pro Forma Combined Core U.S. Equity ETF [1]
Management fees	None[2]	0.15%	0.15%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.01%	0.00%	0.00%
Total annual Fund operating expenses	0.01%	0.15%	0.15%
Fees waived and/or expenses reimbursed	(0.01)%	--	--
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.00%[3]	0.15%	0.15%[4]

1 Pro forma expenses (annualized) are based on current and anticipated Acquiring ETF expenses as if the Reorganization had been effective as of March 31, 2026 and experienced a year of combined operations, and that the current management fee payable from the Acquiring ETF to Franklin Advisory Services, LLC (“FASL”), the Acquiring ETF’s investment manager, had been in place for the entire period.
2  Franklin Advisers, Inc. (“FAV”), the Target Fund’s investment manager, does not charge the Fund a fee for its investment management services.
3 FAV, the Target Fund’s investment manager, has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.00% until November 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
4 FASL, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core U.S. Equity ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the U.S. Core Equity (IU) Fund.

Annual Fund Operating Expenses	Emerging Market Core (IU) Fund	Pro Forma Combined Core Emerging Market ETF [1]
Management fees	None[2]	0.30%
Distribution and service (12b-1) fees	None	None
Other expenses	0.11%	0.00%
Total annual Fund operating expenses	0.11%	0.30%
Fees waived and/or expenses reimbursed	(0.11)%	None
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.00%[3]	0.30%[4]
1 Pro forma expenses (annualized) are based on anticipated Acquiring ETF expenses as if the Reorganization had been effective as of March 31, 2026 and experienced a year of combined operations, and that the current management fee payable from the Acquiring ETF to FAV had been in place for the entire period.
2  FAV, the Target Fund’s investment manager, does not charge the Fund a fee for its investment management services.
3 FAV, the Target Fund’s investment manager, has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.00% until November 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
4 FAV, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core Emerging Market ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the Emerging Market Core (IU) Fund.

Annual Fund Operating Expenses	International Core (IU) Fund	Pro Forma Combined Core International ETF[1]
Management fees	None[2]	0.20%
Distribution and service (12b-1) fees	None	None
Other expenses	0.06%	0.00%
Total annual Fund operating expenses	0.06%	0.20%
Fees waived and/or expenses reimbursed	(0.06)%	None
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.00%[3]	0.20%[4]
1 Pro forma expenses (annualized) are based on anticipated Acquiring ETF expenses as if the Reorganization had been effective as of March 31, 2026 and experienced a year of combined operations, and that the current management fee payable from the Acquiring ETF to FAV had been in place for the entire period.
2  FAV, the Target Fund’s investment manager, does not charge the Fund a fee for its investment management services.
3 FAV, the Target Fund’s investment manager, has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.00% until November 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
4 FAV, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core International ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the International Core (IU) Fund.
For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fee rates?” and “What are the fees and expenses of each Fund and what might they be after the Reorganization?”
Who will pay the costs in connection with the Reorganizations?
FAV and FASL, the investment managers for the Target Funds and the Acquiring ETFs, as applicable, will bear 100% of the Reorganization costs except for any related portfolio transaction costs, which are expected to be $0 for the U.S. Core Equity (IU) Fund; $113,000 for the Emerging Market Core (IU) Fund and de minimis (less than $10,000) for the International Core (IU) Fund. See “Non-Transferrable Foreign Asset Tax Matters” below for more information on the portfolio transaction costs related to the Reorganization of the Emerging Market Core (IU) Fund. However, these estimates are subject to change based on each Target Fund’s portfolio holdings on the closing date of each Reorganization.  FAV and FASL will bear the costs of each Reorganization whether or not the Reorganization is consummated.

What are some features of ETFs that differ from mutual funds?
The following are some unique features of ETFs as compared to mutual funds:
Transparency. Each Acquiring ETF will be a transparent ETF that operates with full transparency to its portfolio holdings. Following the Reorganizations, each Acquiring ETF, like other transparent ETFs, will make its portfolio holdings public each day.  This holdings information, along with other information about each Acquiring ETF, will be available on each Acquiring ETF’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.
Tax Efficiency.  In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund.  In contrast, many ETFs create and redeem their shares in-kind. ETFs do not recognize capital gain on in-kind distributions in redemption of their shares, which enables them to distribute appreciated securities to redeeming shareholders without recognizing gain on those securities. Thus, an ETF’s in-kind redemptions generally do not result in taxable distributions for its non-redeeming shareholders. Instead, non-redeeming ETF shareholders in an ETF that creates and redeems its shares in-kind may recognize capital gains with respect to their ETF shares when they sell their ETF shares.  Each Acquiring ETF intends to create and redeem its shares in-kind.
Sales of ETF Shares on an Exchange throughout the Day.  ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day.  This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade.  The market price of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.
Sales only through a Broker.  Unlike a mutual fund’s shares, individual shares of ETFs, like those of the Acquiring ETFs, are not directly purchased or redeemed from the Acquiring ETFs at NAV. Shares of each Acquiring ETF may be purchased or redeemed directly from the Acquiring ETF only in block size creation units (typically 50,000 shares or more or multiples thereof), and only an Authorized Participant may engage in purchase or redemption transactions directly with that Acquiring ETF. Once created, shares of each Acquiring ETF generally trade in the secondary market in amounts less than a creation unit.  Acquiring ETF Shares may only be purchased and sold on a stock exchange through a broker at market prices.  When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the bid-ask spread).  Because ETF shares trade at market prices rather than at NAV, shares of an ETF, such as those of the Acquiring ETFs, may trade at a price less than (discount) or greater than (premium) the Acquiring ETFs’ NAV.  The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors.
In addition, the Acquiring ETFs are subject to certain risks unique to operating as an ETF such as “Market Trading Risk,” “Large Shareholder Risk,” and “Authorized Participant Concentration Risk.” For more information, see “Are there any differences in principal investment risks between each Target Fund and its Corresponding Acquiring ETF?” above.
What are the federal income tax consequences of the Reorganizations?
Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by each Target Fund or its shareholders. However, immediately prior to the Reorganization, most shareholders will receive cash compensation for fractional shares of each Target Fund that they hold.  Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their fractional shares.
As a condition of the closing of the Reorganizations and assuming the parties comply with the terms of the Plan, the Target Trust and the Acquiring Trust (each, a “Trust,” and, collectively, the “Trusts”) will receive an opinion of counsel regarding the federal income tax consequences of the Reorganizations. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Consent Solicitation Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS.”
How do the purchase procedures of the Funds compare?
Shares of each Target Fund are sold on a continuous basis by Franklin Distributors, LLC (“Distributors”) at the next calculated NAV per share at the end of the trading day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business.  Acquiring ETF Shares may be purchased only on Cboe BZX (with respect to the Core U.S. Equity ETF), Texas Stock Exchange (with respect to the Core Emerging Market ETF and Core International ETF), other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market determined prices, which means that the market price per share of the ETF may be higher or lower than the ETF’s NAV per share, and may be higher or lower than the ETF’s next calculated NAV at the close of the trading day.  You may pay brokerage commissions and other fees to financial intermediaries in connection with the purchase of shares of each Acquiring ETF (although you will not pay such commissions in connection with the shares of the Acquiring ETF received in the Reorganizations).
Purchase of a Target Fund’s shares will normally be only in full shares but may be permitted in fractional shares under certain circumstances.
Sales Charges and Rule 12b-1 Fees. Shares of all Target Funds and the Acquiring ETFs have no sales charge and do not pay ongoing Rule 12b-1 distribution or service fees.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the purchase procedures of the Funds?”
How do the redemption procedures and exchange privileges of the Funds compare?
Shares of each Target Fund may be sold (redeemed) at the next calculated NAV directly with the Target Fund each day that the NYSE is scheduled to be open for business.  Unlike the Target Fund, individual shares of each Corresponding Acquiring ETF are not sold at NAV per share directly by the Acquiring ETF.  Acquiring ETF Shares of each Acquiring ETF may be sold only on Cboe BZX (with respect to the Core U.S. Equity ETF), Texas Stock Exchange (with respect to the Core Emerging Market ETF and Core International ETF), other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market determined prices, which means that the market price per share of the Acquiring ETF may be higher or lower than the Acquiring ETF’s NAV per share, and may be higher or lower than the Acquiring ETF’s next calculated NAV at the close of the trading day. You may pay brokerage commissions and other fees to financial intermediaries in connection with the sale of shares of the Acquiring ETF.
Neither the Target Funds nor the Acquiring ETFs provide for the exchange of shares.
For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”
What is the anticipated timing of the Reorganizations?
Shareholders must complete, date and sign the written consent card by 3:00 p.m., Pacific time on January 21, 2027. If the necessary approval is obtained and all other closing conditions of the Reorganization under the Plan are satisfied or waived, the Reorganizations are anticipated to be completed on or about February 7, 2027 for the U.S. Core Equity (IU) Fund and International Core (IU) Fund and in the second or third quarter of 2027 for the Emerging Market Core (IU) Fund.
What happens if Shareholders of a Target Fund Do Not Consent to the Reorganization?
If the shareholders of a Target Fund do not consent to a Reorganization or a Reorganization does not close for any reason, such shareholders will remain shareholders of the Target Fund, and the Target Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate for the Target Fund (e.g., continuing to operate the Target Fund as a mutual fund, reorganizing it into another mutual fund or liquidating the Target Fund).
What if the Reorganizations are approved by shareholders and I don’t want to hold ETF shares?
If a Reorganization is approved and you do not want to receive ETF shares in connection with a Reorganization, you may redeem your shares of the Target Fund prior to the Reorganization.  If a Target Fund shareholder redeems his or her shares and such shares are held in a taxable account, the shareholder may recognize a taxable gain or loss based on the difference between the Target

Fund shareholder’s tax basis in the shares and the amount that the redeeming shareholder receives for them.
How will shareholder consent be handled?
Shareholders who own shares of a Target Fund at the close of business on August 13, 2026 (the “Record Date”), will be entitled to vote via the written consent card, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Reorganization by each Target Fund requires the approval by a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which is the affirmative vote of more than 50% of the outstanding voting securities of the Fund (the “Requisite Consent”). Voting will occur on a Fund by Fund basis with respect to each Reorganization.  The approval or closing of the Reorganization of any Target Fund is not conditioned on the approval or closing of the Reorganization of any other Target Fund.
Please vote by the consent card as soon as you receive this Consent Solicitation Statement/Prospectus.  You may cast your vote by completing, signing, and mailing the enclosed consent card.
You can revoke your written consent at any time prior to the date a Fund has received the Requisite Consent and has accepted the written consents or prior to 3:00 p.m., Pacific time, on January 21, 2027, whichever is earlier.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Consent Solicitation Statement/Prospectus.
What is the Board’s recommendation regarding the proposals?
The Target Trust Board unanimously recommends that you vote FOR the Reorganization of your Target Fund.  At a meeting held on July 14-15, 2026, the Board, on behalf of each Target Fund, considered the proposal to reorganize each Target Fund with and into the corresponding Acquiring ETF, unanimously approved the Plan, and voted to recommend that shareholders of each Target Fund vote to approve each Plan.  For the reasons set forth in the “REASONS FOR THE REORGANIZATIONS” section of this Consent Solicitation Statement/Prospectus, the Board, including the Independent Trustees (as defined below), has determined that participation in the Reorganizations is in the best interests of each Target Fund.  The Board also concluded that no dilution in value would result to the shareholders of the Target Funds as a result of the Reorganizations.
THE BOARD, ON BEHALF OF THE TARGET FUNDS, UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS
Are there any significant differences between the investment goals, policies and strategies of the Funds?
I.
Reorganization of U.S. Core Equity (IU) Fund into Core U.S. Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF)
On or about December 1, 2026, the Franklin U.S. Large Cap Multifactor Index ETF was renamed Franklin Core U.S. Enhanced Equity ETF and repositioned from an index-based, multifactor U.S large cap equity strategy to an actively managed core U.S. equity strategy designed to align with the U.S. Core Equity (IU) Fund’s investment approach. In this regard, the Acquiring ETF’s investment goal and 80% investment policy were aligned with the corresponding investment goal and 80% policy of the U.S. Core Equity (IU) Fund, and the Acquiring ETF has substantially similar principal investment strategies and principal risks as the U.S. Core Equity (IU) Fund.

Both the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF have an investment objective of capital appreciation.  Both Funds under normal market conditions, invest at least 80% of their net assets in U.S. equity securities.  Although permitted pursuant to the U.S. Core Equity (IU) Fund’s investment mandate, the Fund does not currently use derivative instruments. The Core U.S. Equity ETF has the flexibility to use equity derivatives as a part of the ETF’s principal investment strategies, and specifically may invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities).  Both Funds’ investable universe typically includes equity securities of companies in the Russell 1000 Index. Both Funds invest in growth and value stocks, or in stocks with characteristics of both ("core" style of investing) and use a multi-factor investment process that includes using a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor).  The Core U.S. Equity ETF will focus its investments on the large capitalization segment of the U.S. equity markets, whereas the U.S. Core Equity (IU) Fund may invest in issuers of any capitalization and does not specify that the Fund will focus its investments within large capitalization companies. The Core U.S. Equity ETF also may invest up to 10% of its total assets in foreign securities, either directly or through depositary receipts, which is permitted by the U.S. Core Equity (IU) Fund’s investment mandate and policies, but is not specified in the Fund’s current principal investment strategy disclosure.
II.
Reorganization of Emerging Market Core (IU) Fund into Core Emerging Market ETF

Both the Emerging Market Core IU Fund and Core Emerging Market Equity ETF have an investment objective of capital appreciation.  Both Funds under normal market conditions, invest at least 80% of their net assets in equity securities of issuers located in emerging market countries. The Core Emerging Market ETF also includes in its 80% policy derivatives and other instruments that have economic characteristics and provide investment exposure similar to emerging market securities.  Both Funds’ investable universe typically includes equity securities of companies in the MSCI Emerging Market Equity Index. Both Funds may invest in equity securities of any capitalization.  The Emerging Market Core (IU) Fund primarily invests in common stock but may also invest in depositary receipts.  The Core Emerging Market ETF may also invest in preferred stocks, securities convertible into common stocks, depositary receipts, and warrants and rights.  Both Funds, from time to time, may have significant investments in one or more countries, such as China.  In addition, Core Emerging Market ETF, unlike the Emerging Market Core IU Fund, may invest up to 10% of its total assets in developed market securities, including the United States, either directly or through depositary receipts. Both Funds invest in both growth and value stocks, or in stocks with characteristics of both ("core" style of investing). The investment manager of each Fund employs a multi-factor selection process that includes using a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor).  The Core Emerging Market ETF, unlike the Emerging Market Core Equity IU Fund may, from time to time, invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the ETF invests in individual securities).

III.
Reorganization of International Core (IU) Fund into Core International ETF

Both the International Core (IU) Fund and Core International ETF have an investment objective of capital appreciation.  Both Funds under normal market conditions, invest at least 80% of their net assets in equity securities.  Although permitted pursuant to the International Core (IU) Fund’s investment mandate, the Fund does not currently use derivative instruments. The Core International ETF has the flexibility to use equity derivatives as a part of the ETF’s principal investment strategies and specifically may invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities).  Both Funds intend to invest predominantly in non-U.S. issuers and invest in both growth and value stocks, or in stocks with characteristics of both ("core" style of investing).  Both Funds pursue a multi-style, quantitative investment approach. For both Funds, the portfolio management team employs a multi-factor selection process that includes using a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor). Both Funds may invest in equity securities of any capitalization and primarily invest in common stock.  The International Core (IU) Fund may also invest in depositary receipts, but the Core International ETF may also invest in preferred stocks, securities convertible into common stocks, depositary receipts, and warrants and rights.  The Core International ETF, but not the International Core (IU) Fund, may invest up to 10% of its total assets in U.S. and emerging market securities, either directly or through depositary receipts.

Fundamental Investment Policies and Restrictions
The Target Funds and Acquiring ETFs have adopted identical fundamental investment restrictions, which may not be changed without shareholder approval, regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, issuing senior securities, and diversification status. The policies regarding physical commodities and industry concentration are substantially similar.
For more information about the investment goals, strategies and policies of the Funds, please see the section entitled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Consent Solicitation Statement/Prospectus.
How do the principal investment risks of the Funds compare?

There are similarities and differences in the principal investment risks of the Target Fund and the Acquiring ETF.  The below chart compares the principal investment risk of each Target Fund and its Corresponding Acquiring ETF.
I.
Reorganization of U.S. Core Equity (IU) Fund into Core U.S. Equity ETF

Principal Investment Risk	U.S. Core Equity (IU) Fund	Core U.S. Equity ETF

Market	X	X
Core Style Investing	X	X
Investment Style Factors/ Multi-Factor Stock Selection Process	X	X
U.S. Securities	X	X
Large Capitalization Companies	X	X
Small and Mid-Capitalization Companies	X	X
Focus	X	X
Portfolio Turnover	X	X
Management	X	X
Cybersecurity	X	X
Use of Models/Quantitative Models	X	X
Information Technology Companies		X
Foreign Securities		X
Depositary Receipts		X
Derivative Instruments		X
Market Trading		X
Authorized Participant Concentration		X
Large Shareholder		X

II.
Reorganization Emerging Market Core (IU) Fund into Core Emerging Market ETF

Principal Investment Risks	Emerging Market Core Equity (IU) Fund	Core Emerging Market ETF

Market	X	X
Foreign Securities	X	X
Regional	X	X
Chinese Securities	X	X
Emerging Market Countries	X	X
Investment Style Factors/ Multi-Factor Stock Selection Process	X	X
Core Style Investing	X	X
Large Capitalization Companies	X	X
Small and Mid-Capitalization Companies	X	X
Depositary Receipts	X	X
Focus	X	X
Portfolio Turnover	X
Management	X	X
Cybersecurity	X	X
Use of Models/Quantitative Models	X	X
Derivative Instruments		X
Market Trading		X
Authorized Participant Concentration		X
New Fund		X
Large Shareholder		X
III.
Reorganization International Core (IU) Fund into Core International ETF

Principal Investment Risks	International Core (IU) Fund	Core International ETF

Market	X	X
Foreign Securities	X	X
Regional	X	X
Core Style Investing	X	X
Large Capitalization Companies	X	X
Small and Mid-Capitalization Companies	X	X
Depositary Receipts	X	X
Focus	X	X
Portfolio Turnover	X

Principal Investment Risks	International Core (IU) Fund	Core International ETF
Management	X	X
Cybersecurity	X	X
Investment Style Factors/ Multi-Factor Stock Selection Process	X	X
Use of Models/Quantitative Models	X	X
Derivative Instruments		X
Market Trading		X
Authorized Participant Concentration		X
New Fund		X
Large Shareholder		X

Exhibit D contains descriptions of principal investment risks that are common to (i) all of the Target Funds and Acquiring ETFs; (ii) the International Core (IU) Fund and Core International ETF and Emerging Market Core (IU) Fund and Core Emerging Market ETF; (iii) the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF and (iv) the Emerging Market Core (IU) Fund and Core Emerging Market ETF.

Exhibit E contains descriptions of (i) principal investment risks of an Acquiring ETF not disclosed by a Target Fund, including principal investment risks disclosed by the Core U.S. Equity ETF, Core Emerging Market ETF and Core International ETF but not their Corresponding Target Funds; (ii) principal investment risks disclosed by Core U.S. Equity ETF but not its corresponding Target Fund and (iii) principal investment risks disclosed by each of Core Emerging Market ETF and Core International ETF but not its corresponding Target Fund.
For more information about the principal risks of the Funds, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”
What are the purchase procedures of the Funds?
Shares of the Target Funds and the Acquiring ETFs are sold without a sales charge.  Unlike the Target Funds, shares of the Acquiring ETFs are not purchased at NAV directly with the Acquiring ETFs.  The Acquiring ETFs will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Acquiring ETFs’ distributor in large, aggregated blocks known as “Creation Units.”  A Creation Unit of an Acquiring ETF consists of a specified number of shares as stated in the Acquiring ETF Prospectus.  Creation Units are generally issued (or redeemed) in-kind for securities (and an amount of cash) that the Acquiring ETF specifies each day at the NAV next determined after receipt of an order.

The Target Funds and the Acquiring ETFs have different procedures for the purchase of shares. Shares of the Target Funds are sold on a continuous basis at NAV by Distributors and are not subject to sales charge. Purchase of a Target Fund’s shares will normally be only in full shares but may be permitted in fractional shares under certain circumstances.

Acquiring ETF Shares may only be purchased on Cboe BZX (with respect to the Core U.S. Equity ETF), Texas Stock Exchange (with respect to the Core Emerging Market ETF and Core International ETF), other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Shares of the Acquiring ETFs can be bought during the day like shares of other publicly traded companies. Buying Acquiring ETF Shares on an exchange involves certain costs. When buying shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of the Acquiring ETF may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying shares in the secondary market (the bid-ask spread). Because Acquiring ETF Shares trade at market prices rather than at NAV, Acquiring ETF Shares may trade at a price less than (discount) or greater than (premium) the Acquiring ETF’s NAV. The trading prices of Acquiring ETF Shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for Acquiring ETF Shares and shares of the underlying securities held by the Acquiring ETF, economic conditions and other factors, rather than the Acquiring ETF’s NAV, which is calculated at the end of each business day.
Holders of shares of the Target Funds will not be assessed a front-end sales charge or CDSC in connection with the Reorganizations. Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s Prospectus under the heading “Buying Shares” and “Selling Shares.”
What are the redemption procedures and exchange privileges of the Funds?
The Funds have different features for redeeming and exchanging shares. Redemption proceeds are remitted by check, wire or electronic funds transfer (“ACH”) after receipt of proper documents.  The Target Funds’ shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  Unlike the Target Funds, shares of the Acquiring ETFs are not sold at NAV directly with the Acquiring ETFs. The Acquiring ETFs will redeem shares at NAV only in Creation Units, and shares generally may only be sold on exchanges and other trading platforms, as explained above in the section titled “What are the purchase procedures of the Funds?”
Neither the Target Funds nor the Acquiring ETFs provide exchange privileges.
Who manages the Funds?
The oversight of the operations of the Target Funds is the responsibility of the Target Trust Board, and the management of the business of the Acquiring ETFs is the responsibility of the Board of Trustees of the Acquiring Trust (the “Acquiring Trust Board”).  The Board and the Acquiring Trust Board each elect officers who are responsible for the day-to-day operations of the Funds.
Investment Manager of the Funds.  FAV, One Franklin Parkway, San Mateo, CA 94403, serves as investment manager and provides administrative and certain oversight services to the Target Funds.

FASL, One Franklin Parkway, San Mateo, CA 94403, serves as investment manager and provides administrative and certain oversight services to the Core U.S. Equity ETF.  Prior to December 1, 2026, Franklin Templeton Institutional, LLC (“FT Institutional”) served as investment sub-adviser to the Core U.S. Equity ETF.  Following the repositioning, FT Institutional was not retained as a sub-adviser to the Core U.S. Equity ETF and FAV was added as a sub-adviser to the Core U.S. Equity ETF. In addition, the following Franklin Templeton specialized investment managers (“SIMs”) serve as non-discretionary sub-advisers to the Core U.S. Equity ETF: Putnam Investment Management, LLC (“PIM”) and ClearBridge Investments, LLC (“ClearBridge LLC”). FASL and not the Core U.S. Equity ETF, will pay the SIMs for their non-discretionary sub-advisory services, to be apportioned based on responsibilities and services provided.
FAV will serve as investment manager and provide administrative and certain oversight services to the Core Emerging Market ETF and Core International ETF.  FAV will engage PIM, Templeton Asset Management, Ltd., Franklin Templeton Investment Management Limited, and ClearBridge Investment Management Limited as non-discretionary sub-advisers to the Core Emerging Market ETF.  FAV will engage PIM, Templeton Global Advisors Limited, Franklin Mutual Advisers, LLC, and ClearBridge LLC as non-discretionary sub-advisers to the Core International ETF. FAV, and not the Core Emerging Market ETF and Core International ETF, will pay the SIMs for their non-discretionary sub-advisory services, to be apportioned based on responsibilities and services provided.
FAV and FASL are each an indirect, wholly-owned subsidiary of Franklin Templeton, Inc. (“FTI”).  FTI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94403-1906.  FAV and its affiliates have over $1.79 trillion in assets under management as of August 31, 2026.
Funds’ Manager of Managers Structure.  The Acquiring Trust Board has authorized the Funds to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”).
For more information about the Manager of Managers Structure, see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?- Manager of Managers Structure.”
Funds’ Management Team.  The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategy for each Fund.
The portfolio managers responsible for the day-to-day management of each Target Fund are Brett Risser, Jacqueline Kenney, CFA, and Adrian H. Chan, CFA, and will continue to be the portfolio managers of each Acquiring ETF after the Reorganizations.

Adrian H. Chan, CFA has been employed at Franklin Templeton since 2024.

Jacqueline Kenney, CFA has been employed at Franklin Templeton since 2010.

Brett E. Risser has been employed at Franklin Templeton since 2024.
The SAI for the Target Funds dated __________, 2026, (the “Target Funds’ SAIs”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Target Fund SAI and the Acquiring ETF SAI, please see the section entitled “Management and Other Services.”
What are the Funds’ investment management fee rates?

The Target Funds do not pay a management fee to FAV, and FAV has agreed to reimburse expenses of the Target Funds so that the Funds’ total expenses do not exceed 0.00%.  For the fiscal year ended July 31, 2026, the Target Funds paid no management fees to FAV, which totaled a management fee of 0.00%.
The Unitary Fee rates of the Acquiring ETFs are 0.15%, 0.30% and 0.20% for the Core U.S. Equity ETF, Core Emerging Market ETF and Core International ETF, respectively.  However, this fee will be waived at the client level so that expense levels will essentially be unchanged from the current 0.00% management fee structure in place for former shareholders of the Target Funds who continue as shareholders of its Corresponding Acquiring ETF following the Reorganization.
FASL and FAV will use the Unitary Fee it receives to reimburse the Acquiring ETF for all acquired fund fees and expenses (such as those associated with the Acquiring ETF’s investments in a Franklin Templeton money fund) and to pay all of the ordinary operating expenses of the Acquiring ETF, including, but not limited to, transfer agent fees, custodian fees, counsel fees, auditor fees, and securities registration and filing fees.  Certain expenses will not be paid by FASL or FAV and will be borne by the Acquiring ETF, including (i) the Acquiring ETF’s management fees, (ii) payments under the Acquiring ETF’s Rule 12b-1 plans (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Acquiring Trust or the Acquiring ETF may be a party and indemnification of the trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.
For the fiscal year ended March 31, 2026, the Core U.S. Equity ETF paid a management fee of 0.15%.  Because the Core Emerging Market ETF and Core International ETF have not yet commenced operations, no management or administrative services fees have been paid to FAV.
What are the fees and expenses of each Fund and what might they be after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Funds. You may also be subject to additional fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Pro forma numbers are estimated in good faith and are hypothetical. The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined Acquiring ETF.

I.
Reorganization of U.S. Core Equity (IU) Fund into Core U.S. Equity ETF

Annual Fund Operating Expenses	U.S. Core Equity (IU) Fund	Core U.S. Equity ETF	Pro Forma Combined Core U.S. Equity ETF [1]
Management fees	None[2]	0.15%	0.15%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.01%	0.00%	0.00%
Total annual Fund operating expenses	0.01%	0.15%	0.15%
Fees waived and/or expenses reimbursed	(0.01)%	--	--
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.00%[3]	0.15%	0.15%[4]
1 Pro forma expenses (annualized) are based on current and anticipated Acquiring ETF expenses as if the Reorganization had been effective as of March 31, 2026 and experienced a year of combined operations, and that the current management fee payable from the Acquiring ETF to FASL had been in place for the entire period.
2  FAV, the Target Fund’s investment manager, does not charge the Fund a fee for its investment management services.
3 FAV, the Target Fund’s investment manager, has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.00% until November 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
4 FASL, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core U.S. Equity ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the U.S. Core Equity (IU) Fund.

Example
These examples are intended to help you compare the cost of investing in the Target Fund’s Shares with the cost of investing in the Acquiring ETF’s Shares, both before and after the Reorganization.  The example assumes:
●
You invest $10,000 in a Fund for the time periods indicated
●
Your investment has a 5% return each year and a Fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of a Fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund - U.S. Core Equity (IU) Fund	$0	$2	$4	$11
Acquiring ETF - Core U.S. Equity ETF	$15	$48	$85	$191
Pro Forma – Acquiring ETF (assuming the Reorganization is completed)[1]	$15	$48	$85	$191
1 FASL, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core U.S. Equity ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the U.S. Core Equity (IU) Fund.
II.
Reorganization of Emerging Market Core (IU) Fund into Core Emerging Market ETF

Annual Fund Operating Expenses	Emerging Market Core (IU) Fund	Pro Forma Combined Core Emerging Market ETF [1]
Management fees	None[2]	0.30%
Distribution and service (12b-1) fees	None	None
Other expenses	0.11%	0.00%
Total annual Fund operating expenses	0.11%	0.30%
Fees waived and/or expenses reimbursed	(0.11)%	None
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.00%[3]	0.30%[4]
1 Pro forma expenses (annualized) are based on anticipated Acquiring ETF expenses as if the Reorganization had been effective as of March 31, 2026 and experienced a year of combined operations, and that the current management fee payable from the Acquiring ETF to FAV had been in place for the entire period.
2  FAV, the Target Fund’s investment manager, does not charge the Fund a fee for its investment management services.
3 FAV, the Target Fund’s investment manager, has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.00% until November 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
4 FAV, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core Emerging Market ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the Emerging Market Core (IU) Fund.

Example
These examples are intended to help you compare the cost of investing in the Target Fund’s Shares with the cost of investing in the Acquiring ETF’s Shares, both before and after the Reorganization.  The example assumes:
●
You invest $10,000 in a Fund for the time periods indicated

●
Your investment has a 5% return each year and a Fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of a Fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund - Emerging Market Core (IU) Fund	$0	$24	$51	$130
Pro Forma – Acquiring ETF- Core Emerging Market ETF (assuming the Reorganization is completed) [1]	$31	$97	$169	$380
1 FASL, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core Emerging Market ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the Emerging Market Core (IU) Fund.
III.
Reorganization of International Core (IU) Fund into Core International ETF
Annual Fund Operating Expenses	International Core (IU) Fund	Pro Forma Combined Core International ETF [1]
Management fees	None [2]	0.20%
Distribution and service (12b-1) fees	None	None
Other expenses	0.06%	0.00%
Total annual Fund operating expenses	0.06%	0.20%
Fees waived and/or expenses reimbursed	(0.06)%	None
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.00%[3]	0.20%[4]
1 Pro forma expenses (annualized) are based on anticipated Acquiring ETF expenses as if the Reorganization had been effective as of March 31, 2026 and experienced a year of combined operations, and that the current management fee payable from the Acquiring ETF to FAV had been in place for the entire period.
2  FAV, the Target Fund’s investment manager, does not charge the Fund a fee for its investment management services.
3 FAV, the Target Fund’s investment manager, has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.00% until November 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
4 FAV, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core International ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the International Core (IU) Fund.

Example
These examples are intended to help you compare the cost of investing in the Target Fund’s Shares with the cost of investing in the Acquiring ETF’s Shares, both before and after the Reorganization.  The example assumes:
●
You invest $10,000 in a Fund for the time periods indicated
●
Your investment has a 5% return each year and a Fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of a Fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund - International Core (IU) Fund	$0	$13	$27	$70
Pro Forma – Acquiring ETF - Core International ETF (assuming the Reorganization is completed) [1]	$20	$63	$112	$254
1 FAV, the Acquiring ETF’s investment manager, has agreed to waive fees at the client account level for the current investing fund shareholders of the Core International ETF, such that shareholders experience net management fees of 0.00%, equal to the current expense structure in place for the International Core (IU) Fund.
How do the performance records of the Funds compare?
I.
Reorganization of U.S. Core Equity (IU) into Core U.S. Equity ETF
The average annual total return figures of the U.S. Core Equity (IU) Fund and the average annual total return based on market price returns and at net asset value for the Core U.S. Equity ETF as of August 31, 2026 are shown below.

Average Annual Total Return (at NAV and before taxes)	1 Year	5 Years	Since Inception
U.S. Core Equity (IU) Fund	21.36%	13.11%	16.91% [1]
Core U.S. Equity ETF[2]	19.82%	13.44%	14.67% [3]
Russell 3000® Index (index reflects no deduction for fees, expenses or taxes) (Target Fund)	20.10%	11.80%	15.90% [1]

Average Annual Total Return (at NAV and before taxes)	1 Year	5 Years	Since Inception
Russell 1000® Index (index reflects no deduction for fees, expenses or taxes) (Target Fund)	19.77%	12.10%	14.92% [2]
LibertyQ U.S. Large Cap Equity Index (index reflects no deduction for fees, expenses or taxes) (Acquiring ETF)	20.02%	13.60%	14.87% [2]
1
Since inception August 19, 2019.
2
On or about December 1, 2026, the Franklin U.S. Large Cap Multifactor Index ETF was renamed Franklin Core U.S. Enhanced Equity ETF and repositioned from an index-based, multifactor U.S large cap equity strategy to an actively managed core U.S. equity strategy designed to align with the U.S. Core Equity (IU) Fund’s investment approach.  Performance in the above table reflects the performance of the ETF before it was repositioned and therefore, performance shown may not be representative of future performance. After the Reorganization, the U.S. Core Equity (IU) Fund will become the “accounting survivor.”  This means that the Core U.S. Equity ETF will show the historical investment performance and returns of the U.S. Core Equity (IU) Fund.
3
Since inception April 26, 2017.

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/(800) 342-5236.
Reorganization of Emerging Market Core (IU) Fund into Core Emerging Market ETF and reorganization of International Core (IU) Fund into Core International ETF
The Core Emerging Market ETF and Core International ETF are newly formed “shell” funds that have not yet commenced operations, and therefore, have no performance history predating the Reorganizations.  The Core Emerging Market ETF and Core International ETF have been organized solely in connection with the Reorganizations to acquire the assets and assume the liabilities of the Emerging Market Core (IU) Fund and International Core (IU) Fund, respectively, and continue the business of the Emerging Market Core (IU) Fund and International Core (IU) Fund, except that the Core Emerging Market ETF and Core International ETF will operate as ETFs instead of mutual funds.  Therefore, after the Reorganizations, the Emerging Market Core (IU) Fund and International Core (IU) Fund will remain the “accounting survivor.”  This means that the Core Emerging Market ETF and Core International ETF will continue to show the historical investment performance and returns of the Emerging Market Core (IU) Fund and International Core (IU) Fund, respectively (even after liquidation).

The historical performance of the Target Funds, as it is to be adopted by the Acquiring ETFs, is included in the Acquiring ETFs’ Prospectuses that have accompanied this Consent Solicitation Statement/Prospectus.

The average annual total return figures for Emerging Market Core (IU) Fund and International Core (IU) Fund as of August 31, 2026 are shown below.

Average Annual Total Return (at NAV and before taxes)	1 Year	5 Years	Since Inception
Target Fund - Emerging Market Core (IU) Fund	37.27%	10.19%	10.99% [1]
MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	27.35%	9.37%	11.04% [1]
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	22.19%	9.91%	11.35% [1]

Target Fund - Franklin International Core (IU) Fund (index reflects no deduction for fees, expenses or taxes)	23.50%	9.93%	12.20% [2]
MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	27.35%	9.30%	11.37% [2]
MSCI Emerging Markets Index (index reflects no deduction for fees, expenses or taxes)	39.66%	8.67%	11.36% [2]
1 Since inception September 30, 2019.
2 Since inception August 19, 2019.

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/(800) 342-5236.
Where can I find more financial and performance information about the Target Fund?
The Target Funds’ Prospectus, and the Target Funds’ Annual Report for the fiscal year ended July 31, 2026, contain additional financial and performance information about the Target Funds. The documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).  The Acquiring ETFs’ Prospectus, which accompanies this Consent Solicitation/Prospectus, and the Annual Report for the Core U.S. Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF) for the fiscal year ended March 31, 2026 contain additional financial and performance information about the Core U.S. Equity ETF.  The documents are available free of charge upon request. The remaining Acquiring ETFs (Core Emerging Market ETF and Core International ETF) are new and have no performance history as of the date of this Consent Solicitation Statement/Prospectus. The new Acquiring ETFs will adopt the financial history of the Corresponding Target Funds following the Reorganizations.

What are other key features of the Funds?
Service Providers.  The Funds use the following service providers:
●
Custodian.  JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, acts as custodian of the Target Funds’ securities and other assets. The Bank of New York Mellon, 240 Greenwich Street, New York, New York, 10286, serves as custodian of the Acquiring ETFs’ securities and other assets.
●
Shareholder Servicing and Transfer Agent.  Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716 is the Target Funds’ shareholder servicing agent and acts as the Target Funds’ transfer agent and dividend-paying agent. The Bank of New York Mellon, 240 Greenwich Street, New York, New York, 10286, is the Acquiring ETFs’ transfer agent and dividend-paying agent.
●
Administrator.  Franklin Templeton Services, LLC (“FT Services”) One Franklin Parkway, San Mateo, CA 94403-1906, an indirect wholly owned subsidiary of FRI, has an agreement with FAV to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.
●
Sub-Administrator.  JPMorgan Chase Bank, N.A. (“JPMorgan”) has an agreement with FT Services to provide certain sub-administrative services to the Target Funds. The Bank of New York Mellon has an agreement with FT Services to provide certain sub-administrative services to the Acquiring ETFs.  The administrative services JPMorgan and The Bank of New York Mellon provide to their respective Funds include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.
●
Distributor.  Franklin Distributors, LLC (“Distributors”), One Franklin Parkway, San Mateo, CA 94403-1906, serves as each Fund’s distributor.
●
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP (“PwC”), 405 Howard Street, Suite 600, San Francisco, CA 94105, serves as each Fund’s independent registered public accounting firm.  PwC audits the financial statements included in each Fund’s Annual Report to Shareholders.
Distribution and Service (12b-1) Fees. Under a Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell Acquiring ETF Shares, or shares of the Target Funds. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with either Fund, Distributors or its affiliates and others who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are “eligible expenses.” However, the Funds do not pay any ongoing Rule 12b-1 distribution or service fees.
The Target Trust’s Rule 12b-1 plan. The Target Trust has adopted a Rule 12b-1 plan under the 1940 Act for the Target Funds with an annual fee of up to 0.25% of average daily net assets.

Target Fund management currently does not intend that the Rule 12b-1 plan would be implemented for the Target Funds at the time of the Reorganization or for the foreseeable future.
The Acquiring Trust Rule 12b-1 plan. The Acquiring Trust has adopted a Rule 12b-1 plan under the 1940 Act for the Acquiring ETFs with an annual fee of up to 0.25% of average daily net assets. Acquiring ETF management currently does not intend that the Rule 12b-1 plan would be implemented for the Acquiring ETF at the time of the Reorganization or for the foreseeable future. Acquiring ETF management will obtain the approval of the Acquiring Trust Board before implementing the Rule 12b-1 plan for the Acquiring ETFs.
Fiscal Years.  The fiscal/tax year end of the Target Funds is July 31. The Core U.S. Equity ETF has a March 31 fiscal and tax year-end, which it will retain following the Reorganization. The initial fiscal and tax year-end of each of the Core Emerging Market ETF and Core International ETF will be the same as that of its Corresponding Target Fund. Management expects subsequently to change the fiscal and tax year-end of each new ETF to March 31. The first March 31 fiscal year-end for each of the Core Emerging Market ETF and Core International ETF is expected to occur in 2027.
Dividends and Distributions. Each Fund generally pays dividends and distributes capital gains, if any, once in December and at such other times as are necessary. The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions from a Target Fund will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash. Your income dividends and capital gain distributions from an Acquiring ETF may be automatically reinvested in additional whole Acquiring ETF Shares only if the broker through whom you purchased the shares makes such option available.
Tax. The tax implications of an investment in each Fund are generally the same.  However, the Acquiring ETF, as an ETF, may present certain tax efficiencies for investors over the Target Fund, a mutual fund. ETFs typically redeem their shares with in-kind distributions of assets, and they typically do not recognize capital gain on the in-kind redemption of their shares. The Acquiring ETF will typically create and redeem Creation Units on an in-kind basis, thereby minimizing the Acquiring ETF’s recognition of gain with respect to any appreciated securities it redeems in-kind.  In contrast, when portfolio securities are sold within the Target Fund, the sale can cause the recognition of capital gains within the Target Fund that generally would cause a taxable distribution to all of its shareholders—even if the shareholders may have an unrealized loss on their overall investment in the Target Fund.  As a result, shareholders of the Acquiring ETF may pay less in taxes while they hold shares of the Acquiring ETF than they would if they held similar investments in the Target Fund. For more information about the tax implications of investments in the Funds, see the Target Fund Prospectus under the heading “Distributions and Taxes,” and the Acquiring ETF Prospectus under the heading “Distributions and Taxes.”
REASONS FOR THE REORGANIZATIONS
Recently, Fund management undertook an analysis of its Funds as part of an ongoing review of the Franklin Fund Allocator Series product line. Fund management recommended the Reorganizations to the Target Board because of operational and tax advantages that the

Acquiring ETFs, as ETFs, would provide compared to the Target Funds, as mutual funds, including preservation of the current 0.00% net expense level for existing Target Fund shareholders through permanent client-account fee waivers, reduced cash drag on performance, flexible trading of shares, potentially more efficient portfolio management and lower portfolio transaction costs, and potential tax efficiency. Other factors management considered in connection with recommending the Reorganization included that there would be little disruption for the Target Funds’ shareholders, the ability of the Acquiring ETFs to continue the Target Funds’ favorable performance track record, the tax-free nature of the Reorganizations, and potentially more favorable sales prospects for the Acquiring ETFs.
Accordingly, at a meeting of the Target Trust Board on July 14-15, 2026 (the “Target Trust Board Meeting”), FAV, FASL and Distributors (collectively, “Management”) recommended to the Board that they approve the Reorganization of each Target Fund with and into its Corresponding Acquiring ETF.
At the Target Trust Board Meeting, the Board considered and unanimously approved the proposed Reorganizations. The independent trustees of the Target Funds (the “Independent Trustees”) were advised on this matter by independent counsel.
The Board received from Management written materials containing relevant information about the Acquiring ETFs and the proposed Reorganizations. The Board reviewed detailed information about: (1) the comparability of the investment objectives, strategies, policies, restrictions, risks, and investments of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparative performance of the Funds, as applicable; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratio of the Acquiring ETFs; (5) the relative asset size of each Fund, as applicable; (6) how the costs of the Reorganizations would be allocated, including that Fund management would pay 100% of the expenses related to the Reorganization of each Target Fund, each Target Fund would bear the portfolio transaction costs related to the Reorganization (which are currently estimated to be $0 for the U.S. Core Equity (IU) Fund; $113,000 for the Emerging Market Core (IU) Fund and de minimis (less than $10,000) for the International Core (IU) Fund; (See “Non-Transferrable Foreign Asset Tax Matters” below for more information on the portfolio transaction costs related to the Reorganization of the Emerging Market Core (IU) Fund). However, these estimates are subject to change based on each Target Fund’s portfolio holdings on the closing date of each Reorganization; (7) the federal income tax consequences of the Reorganizations to the Target Funds’ shareholders; and (8) the general characteristics of the Funds.
The Board considered the potential benefits, risks, and costs of the Reorganizations to shareholders of the Target Funds, as well as alternatives to the Reorganizations such as liquidation. In approving the Reorganizations, the Board considered the following factors:
No Increase in Expenses.  FAV currently does not charge the Target Funds a management fee for its services, whereas each Acquiring ETF operates under a unitary management fee structure and charges management fees as set forth below. In addition, FAV has implemented a waiver structure whereby the Target Funds experience net fees of 0.00% on an annualized basis through November 30, 2027. In order to ensure that no Target Fund shareholder experiences an increase in expenses, the Acquiring ETF’s investment managers have agreed to permanently waive fees at the client account level for each existing Target Fund shareholder following the Reorganizations. Accordingly, Management expects that the total expense ratio experienced by each existing shareholder of the Target Funds following the Reorganizations will be the same on a net basis as the current net expense ratio of the applicable Target Fund.

Target Funds	Target Fund Total Expense Ratio (after waiver or reimbursement)*	Acquiring ETFs	Acquiring ETF Total Expense Ratio***
U.S. Core Equity (IU) Fund	0.00%	Core U.S. Equity ETF	0.15%
Emerging Market Core (IU) Fund	0.00%	Core Emerging Market ETF**	0.30%
International Core (IU) Fund	0.00%	Core International ETF**	0.20%

* FAV, the investment manager to the Target Funds, has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Target Funds so that the ratio of total annual fund operating expenses will not exceed 0.00% until November 30, 2027. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the Target Trust’s Board of Trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

** Expenses are estimated for the Fund’s initial fiscal year.

*** FASL, the investment manager of Core U.S. Equity ETF, and FAV, the investment manager of Core Emerging Market ETF and Core International ETF, have agreed to waive fees at the client account level for the current investing fund shareholders of each Target Fund, such that existing shareholders experience net management fees of 0.00%, equal to the current expense structure in place for such Funds.
Reduced Cash Drag on Performance. ETFs are not required to redeem shares directly from retail shareholders and as a result, portfolio managers generally do not have to maintain a certain level of cash in order to maintain liquidity for redemptions, which may give the Acquiring ETFs’ portfolio managers more flexibility to keep the portfolios more fully invested than typical mutual funds.

Flexible Trading of Shares. ETF shares are bought and sold on a national securities exchange, which will give ETF investors the ability to buy or sell Acquiring ETF Shares throughout the day at the current market price. Mutual funds, like the Target Funds, are bought and redeemed at the NAV determined at the end of the trading day.
Potentially More Efficient Portfolio Management and Lower Portfolio Transaction Costs. In order to facilitate the creation of a secondary market for ETF shares, ETFs issue their shares to Authorized Participants in large blocks known as “Creation Units.” Often Authorized Participants will buy Creation Units in-kind with a basket of securities that generally mirrors the ETF’s portfolio. Similarly, when redeeming Creation Units, an ETF will give a redeeming Authorized Participant a basket of the securities that generally comprise the portfolio. The use of these in-kind transactions allows for more efficient portfolio management for the Acquiring ETFs and may help reduce portfolio transaction costs compared to those of the Target Funds.

ETF Tax Efficiency. The ETF structure presents certain tax efficiencies for investors over the traditional mutual fund structure. While the tax treatment of ETFs and mutual funds is generally the same, as noted above, ETFs typically acquire securities from and deliver securities to Authorized Participants in the creation and redemption process on an in-kind basis and thereby often avoid the realization of taxable capital gains within the ETF.  Accordingly, investors in an ETF typically are only subject to capital gains taxes on their investment in the ETF after they sell their ETF shares. An ETF typically does not recognize capital gain on the in-kind redemption of its shares. In contrast, when portfolio securities are sold within a mutual fund, the sale can cause the recognition of capital gains within the mutual fund that generally would cause a taxable distribution to all shareholders of the mutual fund—even if the shareholders may have an unrealized loss on the overall mutual fund investment. As a result, shareholders of the Acquiring ETFs may pay less in taxes while they hold shares of the Acquiring ETFs than they would if they held similar investments in the Target Funds.
Little Disruption for the Target Funds’ Shareholders. Management believes that it would be able to manage the Target Funds’ investment strategy equally effectively in an ETF structure. The Acquiring ETFs will have the same investment goals and substantially similar principal investment strategies as their Corresponding Target Funds at the time of the Reorganizations. The principal investment risks would be similar but not identical, as the Acquiring ETFs would also have certain risks associated with their operation as ETFs and, as applicable, the use of derivatives and their status as newly formed funds.
Same Portfolio Managers. The portfolio managers for each Target Fund will remain the portfolio managers for the combined funds after the Reorganizations.

Assets. As of May 31, 2026, the Core U.S. Equity ETF had a slightly larger asset base (approximately $2.02 billion) than the U.S. Core Equity (IU) Fund (approximately $1.22 billion). Management represented that shareholders of the U.S. Core Equity (IU) Fund are expected to benefit from the larger asset base of the combined Core U.S. Equity ETF following the Reorganization.
Performance.  As of May 31, 2026, the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF have comparable historical performance records, with the U.S. Core Equity (IU) Fund marginally outperforming Core U.S. Equity ETF on a relative basis at NAV for the three year period, and marginally underperforming Core U.S. Equity ETF on a relative basis at NAV for the one and five year periods.
Tax-Free Nature. Each Reorganization is anticipated to be treated as a tax-free reorganization for federal income tax purposes except for any gain or loss that may result from the receipt of cash in lieu of fractional shares. If this objective is accomplished, shareholders of the Target Funds will recognize no gains or losses on exchanging their Target Fund shares for Corresponding Acquiring ETF Shares; the Target Funds will recognize no gains or losses on the transfer of their assets to the Acquiring ETF; the Acquiring ETFs will not recognize any gains or losses on receipt of the assets of the Target Funds; and the Corresponding Acquiring ETF will acquire the Target Funds’ assets with its tax basis and tax holding periods carrying over.
Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-

important or controlling, and in light of their fiduciary duties under federal and state law, the Board, including all of the Independent Trustees, concluded that each Reorganization is in the best interests of the applicable Target Fund and that the interests of the existing shareholders of the applicable Target Fund will not be diluted as a result of the Reorganization.  The Board unanimously approved the Plan at the Target Trust’s Board Meeting, and, on behalf of the Target Funds, unanimously recommended that shareholders of the Target Funds vote to approve the Plan. The Acquiring Trust Board also approved the Reorganizations, the Plan and the issuance of Acquiring ETF Shares in connection with the Reorganizations.
FOR THE REASONS DISCUSSED ABOVE, THE BOARD, ON BEHALF OF THE TARGET FUNDS, UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PLAN
INFORMATION ABOUT THE REORGANIZATIONS
This is only a summary of the Plan.  You should read the Plan, which is attached as Exhibit A, for more complete information about the Reorganization.
How will the Reorganizations be carried out?
If the shareholders of the Target Funds approve the Plan via written consent, the Reorganizations will be completed after various conditions are satisfied, including the preparation of certain documents. If the shareholders of the Target Funds do not approve the Plan, the Reorganizations will not take place. The Target Funds will continue to operate as they currently do, and the Board will consider such other actions as it deems necessary or appropriate.
If the Plan is approved by the Target Funds’ shareholders via written consent, the Target Trust, on behalf of the Target Funds, will transfer substantially all of each Target Fund’s assets, free and clear of all liens, encumbrances, and claims whatsoever (except for liens and encumbrances that do not materially detract from the value or use of a Target Fund’s assets) but excluding (i) certain Russian securities that are held by the Emerging Market Core (IU) Fund (“Excluded Assets”) and (ii) cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (1) pay the portfolio transaction costs in connection with carrying out a Reorganization in accordance with Section 7 of the Plan, which costs and expenses shall be established on a Target Fund’s books as liability reserves; (2) discharge its unpaid liabilities on its books at the Closing Date; and (3) pay such contingent liabilities, if any, as the officers of the Target Trust, on behalf of a Target Fund, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books), to the Acquiring Trust, on behalf of the Corresponding Acquiring ETF, on the closing date which is scheduled to occur on or about February 7, 2027 for the U.S. Core Equity (IU) Fund and International Core (IU) Fund and in the second or third quarter of 2027 for the Emerging Market Core (IU) Fund (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Target Trust and Acquiring Trust may mutually agree. The Excluded Assets will remain in the Target Fund’s custody account until such time as their transfer or disposition is practicable.  Each Acquiring ETF will assume all liabilities of its Corresponding Target Fund, whether absolute, accrued, contingent, or otherwise (except that certain expenses of a Reorganization contemplated by the Plan to be paid by the persons as provided in Section 7 thereof will not be assumed or paid by an Acquiring ETF), and the Target Trust, on behalf of the Target Funds, will use its reasonable best efforts to discharge all of the known liabilities of its Target Funds prior to or at the Closing Date to the extent permissible and consistent with its own investment objectives and policies. In exchange, the Acquiring Trust, on behalf of the Acquiring ETFs, will issue the Acquiring ETFs’ Shares and cash (in lieu of fractional shares, if any) that have an aggregate NAV equal to the dollar value of the net assets delivered to the Acquiring ETFs, by the Target Trust, on behalf of the Target Funds. The Target Trust, on behalf of the Target Funds will distribute to its shareholders the Corresponding Acquiring ETF Shares and cash (in lieu of fractional shares, if any) it receives. Each shareholder of the Target Funds will receive the Corresponding Acquiring ETF Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the applicable Target Fund, and cash (in lieu of fractional shares, if any). The share transfer books of the Target Funds will be permanently closed as of the close of business on the Closing Date. Prior to the Closing Date, the Target Trust, on behalf of the Target Funds, will pay or make provision for payment of all of their remaining known liabilities, if any. At the closing, each shareholder of record of the U.S. Core Equity (IU) Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the U.S. Core Equity (IU) Fund that such shareholder had on the distribution record date. The U.S. Core Equity (IU) Fund and International Core (IU) Fund will then terminate its existence, liquidate, and dissolve.  The Emerging Market Core (IU) Fund will continue to hold certain Russian securities until certain sanctions that apply to such securities are lifted and those securities can be transferred or disposed.  Once the Russian securities are transferred or disposed, the Emerging Market Core (IU) Fund will then terminate its existence and dissolve.
The obligations under the Plan are subject to various conditions, including, but not limited to:
•
the Acquiring ETFs’ Registration Statement on Form N-14 under the Securities Act of 1933, of which this Consent Solicitation Statement/Prospectus is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date;
•
the shareholders of the Target Funds shall have approved the Reorganizations via written consent;
•
prior to the closing of its Reorganization, the U.S. Core Equity (IU) Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date; and
•
The Target Trust, on behalf of the Target Funds, and the Acquiring Trust, on behalf of the Acquiring ETFs, shall have received a tax opinion described further below, that each Reorganization is a “reorganization” within the meaning of Section 368(a) of the Code and generally is not expected to result in the recognition of gain or loss for federal income tax purposes for the Target Funds, the Acquiring ETFs, or their shareholders (except for any gain or loss that may result from the receipt of cash in lieu of fractional shares).

The Target Trust, on behalf of any of the Target Funds, and the Acquiring Trust, on behalf of the Acquiring ETFs, may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the Target Funds.
Who will pay the expenses of the Reorganizations?

The estimated cost of each Reorganization is anticipated to be approximately $147,000. FAV and FASL will bear 100% of the respective Reorganization costs except for any related portfolio transaction costs, which are expected to be de minimis (less than $10,000) for the International Core (IU) Fund. For the Emerging Market Core (IU) Fund, estimated portfolio transaction costs are expected to be approximately $113,000. See “Non-Transferrable Foreign Asset Tax Matters” below for additional information regarding potential costs associated with restrictions on the in-kind transfer of portfolio assets which may be incurred if requested regulatory relief is not obtained.  For the U.S. Core Equity (IU) Fund, there are no expected portfolio transaction costs. For Core U.S. Equity ETF, estimated portfolio transaction costs related to repositioning the portfolio in connection with the Reorganization are expected to be approximately $121,500 which will be borne by the Core U.S. Equity ETF. Most of the estimated costs of each Reorganization relate to the preparation, printing and mailing of the combined consent solicitation statement/prospectus, written consent solicitation, and related legal and accounting fees. All such estimated costs are subject to change.
What are the capitalizations of the Funds and what might each Acquiring ETF’s capitalization be after the Reorganizations?

The following table sets forth the capitalizations of the Funds as of October 7, 2026.  The table also shows the projected capitalization of the Acquiring ETFs as adjusted to give effect to the proposed Reorganizations and assumes that the Reorganizations are approved for the Target Funds. At the closing of the Reorganization, shareholders of the Target Funds will receive the Acquiring ETFs’ Shares and cash (in lieu of fractional shares, if any) based on the relative NAVs per share of the Funds as of 4:00 p.m., Eastern time, on the Closing Date.

	Target Fund (Unaudited)	Acquiring ETF (Unaudited)	Pro Forma Adjustments (Unaudited)	Pro Forma- Acquiring ETF after Reorganization[1] (Unaudited)
U.S. Core Equity (IU) Fund/Core U.S. Equity ETF
Total Net Assets	$1,186,295,214	$2,209,883,875	-	$3,396,179,089
NAV Per Share	$22.38	$79.92	-	$79.92
Shares Outstanding	53,000,790	27,650,000	(38,157,256)	42,493,534

	Target Fund (Unaudited)	Acquiring ETF (Unaudited)	Pro Forma Adjustments (Unaudited)	Pro Forma- Acquiring ETF after Reorganization[1] (Unaudited)
Emerging Market Core (IU) Fund/Core Emerging Market ETF
Total Net Assets	$237,516,276	-	-	$237,516,276
NAV Per Share	$16.20	-	-	$16.20
Shares Outstanding (000’s)	14,666,010	-	-	14,666,010

International Core (IU) Fund/Core International ETF
Total Net Assets	$346,474,011	-	-	$346,474,011
NAV Per Share	$14.75	-	-	$14.75
Shares Outstanding	23,496,983	-	-	23,496,983

1 Numbers are projected after each Reorganization. The number of shares outstanding include adjustments related to the issuance of shares resulting from the Reorganization.
COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS
This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies. For a complete description of each of the Acquiring ETF’s investment policies, strategies and risks, you should read the Acquiring ETFs’ Prospectus, which accompanies this Consent Solicitation Statement/Prospectus, and the Acquiring ETFs SAI, which is available upon request.
How do the investment objectives, strategies, policies and risks of the Funds compare?
I.
Reorganization of U.S. Core Equity (IU) Fund into Core U.S. Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF)
The Target Fund is currently classified as an open-end fund under the 1940 Act (meaning a fund that issues and redeems shares on a continuous basis).  As an open-end fund operating as a mutual fund, the Target Fund offers shares that are redeemable on each business day and daily liquidity.  The Acquiring ETF is also classified as an open-end fund under the 1940 Act, but operates as an ETF.  As an ETF, the Acquiring ETF offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).

On or about December 1, 2026, the Franklin U.S. Large Cap Multifactor Index ETF was renamed Franklin Core U.S. Enhanced Equity ETF and repositioned from an index-based, multifactor U.S large cap equity strategy to an actively managed core U.S. equity strategy designed to align with the U.S. Core Equity (IU) Fund’s investment approach. In this regard, the Acquiring ETF’s investment goal and 80% investment policy were aligned with the corresponding investment goal and 80% policy of the U.S. Core Equity (IU) Fund, and the Acquiring ETF has substantially similar principal investment strategies and principal risks as the U.S. Core Equity (IU) Fund. The following chart compares investment objectives and principal investment strategies of the U.S. Core Equity (IU) Fund and the Core U.S. Equity ETF after the repositioning occurred.

Target Fund- U.S. Core Equity (IU) Fund	Acquiring ETF- Core U.S. Equity ETF

Investment Objective: Capital Appreciation	Investment Objective: Capital Appreciation

Principal Investment Strategies	Principal Investment Strategies

80% Investment Policy-U.S. Equity Securities. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. equity securities. The Fund may invest in equity securities of any capitalization and primarily invests in common stock. The Fund's investable universe typically includes equity securities of companies in the Russell 1000 Index.
80% Investment Policy- U.S. Equity Securities. Under normal circumstances, the ETF invests at least 80% of its net assets in U.S. equity securities. The ETF considers U.S. issuers to include U.S. traded companies or companies domiciled, or having their principal activities, in the U.S.
The ETF invests predominantly in large capitalization issuers, but may invest in equity securities of any capitalization. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”).
The ETF primarily invests in common stock, but may also invest in preferred securities, securities convertible into common stocks, and warrants and rights.
The ETF’s investable universe generally includes equity securities of companies in the Russell 1000 Index and/or the S&P 500 Index.
The ETF seeks to achieve its investment goal by investing in an “enhanced” portfolio of U.S. large capitalization equity securities

Target Fund- U.S. Core Equity (IU) Fund	Acquiring ETF- Core U.S. Equity ETF
selected from the ETF’s investable universe (as represented by the Russell 1000® Index and/or the S&P 500 Index) based on optimized factor exposures pursuant to the proprietary quantitative scoring parameters and constraints described above, which the investment manager utilizes to purchase and sell securities for the ETF. The sub-advisers utilize different investment strategies in providing investment recommendations for their respective strategy segments, act independently from one another, and use their own methodologies for selecting investments. The sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Growth/Value Core Style Investing. The Fund invests in both growth and value stocks, or in stocks with characteristics of both ("core" style of investing).	Growth/Value Core Style Investing. The ETF invests in both growth and value stocks, or in stocks with characteristics of both (“core” style of investing).

Multi-Factor Selection Process.  The investment manager employs a multi-factor selection process that includes using a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value, momentum, alternative factors and conviction factors. Each security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.

For purposes of the investment manager’s selection process, “quality” includes measurements such as return on equity, earnings variability, cash return on assets and leverage; “value” includes measurements such as price to earnings, price to forward
Multi-Style, Quantitative Investment Approach. Specifically, the ETF pursues a multi-style, quantitative investment approach. The security selection process of the Franklin Templeton Investment Solutions team within Franklin Advisers, Inc. (“Advisers”) combines a proprietary multi-factor scoring model designed to evaluate securities based on favorable exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor). The conviction factor is a proprietary score that leverages a quantitative process to extract individual security conviction rankings derived from portfolio holdings data across a number of actively managed U.S. large capitalization equity accounts/strategies managed by Advisers as

Target Fund- U.S. Core Equity (IU) Fund	Acquiring ETF- Core U.S. Equity ETF
earnings, price to book value and dividend yield; and “momentum” includes measurements such as six-month risk adjusted price momentum and 12-month risk-adjusted price momentum. "Alternative factors" includes measurements such as short interest (the number of shares that have been sold short on a security that are still outstanding) and implied volatility (captures the market's view of the likelihood of future changes in a security's price) from the equity options market. “Conviction factors” incorporates, among other things, relative benchmark weights and contributions to portfolio risk derived from the insights of the specialized investment managers within Franklin Templeton. The investment manager uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value, momentum, alternative factors and conviction factors. Each security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.
well as the following Franklin Templeton specialized investment managers serving as sub-advisers to the ETF: Putnam Investment Management, LLC and ClearBridge Investments, LLC (the “sub-advisers”).
The proprietary multi-factor scoring model assigns a quantitative factor score for each issuer in the ETF’s investable universe based on that issuer’s factor exposures. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest. The “conviction” factor incorporates, among other things, relative benchmark weights and contributions to portfolio risk to derive conviction scores within U.S. large capitalization equity accounts/strategies managed by each of the sub-advisers. The factor scores are combined, and each equity security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight constraints, as determined in the discretion of the portfolio management team. The ETF’s portfolio is generally rebalanced/reconstituted on a monthly basis but may be rebalanced/reconstituted more frequently during certain market conditions, such as periods of high volatility.

Foreign Securities. The ETF also may invest

Target Fund- U.S. Core Equity (IU) Fund	Acquiring ETF- Core U.S. Equity ETF
up to 10% of its total assets in foreign securities, either directly or through depositary receipts.

Equity Futures.  The ETF may, from time to time, invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the ETF invests in individual securities).  The ETF’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the ETF’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the ETF’s name, are included in the ETF’s 80% basket.

II.
Reorganization of Franklin Emerging Market Core (IU) Fund into Franklin Core Emerging Market ETF
The Target Fund is currently classified as an open-end fund under the 1940 Act (meaning a fund that issues and redeems shares on a continuous basis).  As an open-end fund operating as a mutual fund, the Target Fund offers shares that are redeemable on each business day and daily liquidity.  The Acquiring ETF is also classified as an open-end fund under the 1940 Act, but operates as an ETF.  As an ETF, the Emerging Market ETF offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).
The Target Fund and Acquiring ETF have identical investment goals and substantially similar principal investment strategies.  Each Fund’s investment goal and principal investment strategies are non-fundamental, which means they may be changed at any time by the Board or the Acquiring Trust Board, as applicable, without shareholder approval and upon notice to shareholders.
The below chart compares the investment objectives and principal investment strategies of the Emerging Market Core (IU) Fund and - Core Emerging Market ETF.

Target Fund- Emerging Market Core (IU) Fund	Acquiring ETF- Core Emerging Market ETF

Investment Objective: Capital Appreciation	Investment Objective: Capital Appreciation

Principal Investment Strategies	Principal Investment Strategies

80% Investment Policy- Emerging Market Countries.  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers located in “emerging market countries."
Emerging market countries include those currently considered to be emerging or developing by the United Nations or the countries' authorities or by S&P Dow Jones, Morgan Stanley Capital International or Russell index providers. For purposes of the Fund’s investments, emerging market companies are those: (1) whose principal securities trading markets are in emerging market countries; (2) that derive at least 50% of their total revenue or profit from either goods or services produced or sales made in emerging market countries; (3) that have at least 50% of their assets in emerging market countries; (4) that are linked to currencies of emerging market countries; or (5) that are organized under the laws of, or with principal offices in, emerging market countries.
The Fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the Fund’s 80% investment policy. These countries typically are located in the Asia-Pacific region (including Hong Kong), Eastern Europe, the Middle East, Central and South America, and Africa.

80% Investment Policy- Emerging Market Countries.  Under normal circumstances, the ETF invests at least 80% of its net assets in equity securities of emerging market issuers.
Emerging market countries include those currently designated as emerging or developing markets by the United Nations, the countries' authorities, S&P Dow Jones, Morgan Stanley Capital International or Russell index providers. The ETF considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the ETF’s 80% investment policy. These countries typically are located in the Asia-Pacific region (including Hong Kong), Eastern Europe, the Middle East, Central and South America, and Africa.
The ETF seeks to achieve its investment goal by investing in an “enhanced” portfolio of emerging market equity securities selected from the ETF’s investable universe (as represented by the MSCI Emerging Market Equity Index) based on optimized factor exposures pursuant to the proprietary quantitative scoring parameters and constraints described above, which the investment manager utilizes to purchase and sell securities for the ETF. The sub-advisers utilize different investment strategies in providing investment recommendations for their respective strategy segments, act independently from one another, and use their own methodologies for selecting investments. The sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Target Fund- Emerging Market Core (IU) Fund	Acquiring ETF- Core Emerging Market ETF
Stock Investments.  The Fund may invest in equity securities of any capitalization and primarily invests in common stock, but may also invest in depositary receipts.

The Fund's investable universe typically includes equity securities of companies in the MSCI Emerging Market Equity Index.

Stock Investments.  The ETF primarily invests in common stock, but may also invest in preferred stocks, securities convertible into common stocks, depositary receipts, and warrants and rights. The ETF may invest in equity securities of any capitalization.

The ETF's investable universe generally includes equity securities of companies in the MSCI Emerging Market Equity Index.

Developed Markets. In addition, the ETF may invest up to 10% of its total assets in developed market securities, including the United States, either directly or through depositary receipts.

China Stocks. The Fund, from time to time, may have significant investments in one or more countries, such as China. Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments.
China Stocks.  The ETF, from time to time, may have significant investments in one or more countries, such as China. Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments.

Multi-Factor Selection Process.  The Fund invests in both growth and value stocks, or in stocks with characteristics of both ("core" style of investing). The investment manager employs a multi-factor selection process that includes using a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value, momentum, alternative factors and conviction factors. Each security is then further analyzed based on the assigned factor scores, but taking
Multi-Style, Quantitative Investment Approach. The ETF invests in both growth and value stocks, or in stocks with characteristics of both ("core" style of investing).

Specifically, the ETF pursues a multi-style, quantitative investment approach. The security selection process of the Franklin Templeton Investment Solutions team within Franklin Advisers, Inc. (“Advisers”) combines a proprietary multi-factor scoring

Target Fund- Emerging Market Core (IU) Fund	Acquiring ETF- Core Emerging Market ETF
into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.
For purposes of the investment manager’s selection process, “quality” includes measurements such as return on equity, earnings variability, cash return on assets and leverage; “value” includes measurements such as price to earnings, price to forward earnings, price to book value and dividend yield; and “momentum” includes measurements such as six-month risk adjusted price momentum and 12-month risk-adjusted price momentum. "Alternative factors" includes measurements such as short interest (the number of shares that have been sold short on a security that are still outstanding) and implied volatility (captures the market's view of the likelihood of future changes in a security's price) from the equity options market. “Conviction factors” incorporates, among other things, relative benchmark weights and contributions to portfolio risk derived from the insights of the specialized investment managers within Franklin Templeton. The investment manager uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value, momentum, alternative factors and conviction factors. Each security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.
model designed to evaluate securities based on favorable exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor). The conviction factor is a proprietary score that leverages a quantitative process to extract individual security conviction rankings derived from portfolio holdings data across a number of actively managed emerging market equity accounts/strategies managed by Advisers as well as the following Franklin Templeton specialized investment managers serving as sub-advisers to the ETF: Putnam Investment Management, LLC, Templeton Asset Management Limited, Franklin Templeton Investment Management Limited and ClearBridge Investment Management Limited (the “sub-advisers”).

The proprietary multi-factor scoring model assigns a quantitative factor score for each issuer in the ETF’s investable universe based on that issuer’s factor exposures. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest. The “conviction” factor incorporates, among other things, relative benchmark weights and contributions to portfolio risk to derive conviction scores within emerging market equity accounts/strategies managed by each of the sub-advisers. The factor scores are combined, and each equity security is then

Target Fund- Emerging Market Core (IU) Fund	Acquiring ETF- Core Emerging Market ETF
further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight constraints, as determined in the discretion of the portfolio management team. The ETF’s portfolio is generally rebalanced/reconstituted on a monthly basis but may be rebalanced/reconstituted more frequently during certain market conditions, such as periods of high volatility.

Equity Futures. The ETF may, from time to time, invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the ETF invests in individual securities). The ETF’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the ETF’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the ETF’s name, are included in the ETF’s 80% basket.
III.
Reorganization of International Core (IU) Fund into Core International ETF
The Target Fund is currently classified as an open-end fund under the 1940 Act (meaning a fund that issues and redeems shares on a continuous basis).  As an open-end fund operating as a mutual fund, the Target Fund offers shares that are redeemable on each business day and daily liquidity.  The Acquiring ETF is also classified as an open-end fund under the 1940 Act, but operates as an ETF.  As an ETF, the Acquiring ETF offers shares that are bought and sold on a national securities exchange, which gives investors the ability to buy their shares throughout the day at the current market price (which may be at a premium or discount to NAV).
The Target Fund and Acquiring ETF have identical investment goals and substantially similar principal investment strategies.  Each Fund’s investment goal and principal investment strategies are non-fundamental, which means they may be changed at any time by the Board or the

Acquiring Trust Board, as applicable, without shareholder approval and upon notice to shareholders.
The below table compares the investment objectives and principal investment strategies of the International Core (IU) Fund and - Core International ETF.

Target Fund- International Core (IU) Fund	Acquiring ETF- Core International ETF

Investment Objective: Capital Appreciation	Investment Objective: Capital Appreciation

Principal Investment Strategies	Principal Investment Strategies

80% Investment Policy. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities.	80% Investment Policy. Under normal circumstances, the ETF invests at least 80% of its net assets in equity securities.

Target Fund- International Core (IU) Fund	Acquiring ETF- Core International ETF
Non-U.S. Issuers.  The Fund intends to invest predominantly in non-U.S. issuers. For purposes of the Fund’s investments, “non-U.S. securities” means those securities of companies: (1) whose principal securities trading markets are outside the United States; (2) that derive 50 percent or more of their total revenue from either goods or services produced or sales made in markets outside the United States; (3) that have 50 percent or more of their assets outside the United States; (4) that are linked to non-U.S. dollar currencies; or (5) that are organized under the laws of, or with principal offices in, a country other than the United States.

The Fund's investable universe typically includes equity securities of companies in the MSCI EAFE index.
Non-U.S. Developed Markets.  The ETF invests predominantly in issuers located in developed markets outside of the United States (i.e., companies with primary listings, headquarters, revenue or risk exposure in developed markets outside of the U.S.).

The ETF's investable universe generally includes equity securities of companies in the MSCI EAFE Index. The ETF considers international developed market countries to include countries located outside of the U.S. designated as developed markets by the United Nations, the countries' authorities, S&P Dow Jones, Morgan Stanley Capital International or Russell index providers.

The ETF seeks to achieve its investment goal by investing in an “enhanced” portfolio of non-U.S. developed market equity securities selected from the ETF’s investable universe (as represented by the MSCI EAFE Index) based on optimized factor exposures pursuant to the proprietary quantitative scoring parameters and constraints described above, which the investment manager utilizes to purchase and sell securities for the ETF. The sub-advisers utilize different investment strategies in providing investment recommendations for their respective strategy segments, act independently from one another, and use their own methodologies for selecting investments. The sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both.

Stock Investments. The Fund may invest in equity securities of any capitalization and primarily invests in common stock, but may also invest in depositary receipts.
Stock Investments.  The ETF primarily invests in common stock, but may also invest in preferred stocks, securities convertible into common stocks, depositary receipts, and warrants and rights. The ETF may invest in equity securities of any capitalization.

Target Fund- International Core (IU) Fund	Acquiring ETF- Core International ETF
Emerging Markets. In addition, the ETF may invest up to 10% of its total assets in U.S. and emerging market securities, either directly or through depositary receipts.

Growth and Value Stocks. The Fund invests in both growth and value stocks, or in stocks with characteristics of both ("core" style of investing).	Growth and Value Stocks. The ETF invests in both growth and value stocks, or in stocks with characteristics of both (“core” style of investing).
Multi-Factor Selection Process.  The investment manager employs a multi-factor selection process that includes using a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value, momentum, alternative factors and conviction factors. Each security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.

For purposes of the investment manager’s selection process, “quality” includes measurements such as return on equity, earnings variability, cash return on assets and leverage; “value” includes measurements such as price to earnings, price to forward earnings, price to book value and dividend yield; and “momentum” includes measurements such as six-month risk adjusted price momentum and 12-month risk-adjusted price momentum. “Alternative factors” includes measurements such as short interest (the number of shares that have been sold short on a security that are still outstanding) and implied volatility (captures the market's view of the likelihood of future changes in a security's price) from the equity options market. “Conviction factors” incorporates, among other things, relative benchmark weights and contributions to portfolio risk derived from the insights of the specialized investment managers within	Multi-Style, Quantitative Investment Approach. Specifically, the ETF pursues a multi-style, quantitative investment approach. The security selection process of the Franklin Templeton Investment Solutions team within Franklin Advisers, Inc. (“Advisers”) combines a proprietary multi-factor scoring model designed to evaluate securities based on favorable exposure to certain factors, including but not limited to quality, value, sentiment, and alternative factors, with an “alpha signal” (also referred to as the conviction factor). The conviction factor is a proprietary score that leverages a quantitative process to extract individual security conviction rankings derived from portfolio holdings data across a number of actively managed international developed market equity accounts/strategies managed by Advisers as well as the following Franklin Templeton specialized investment managers serving as sub-advisers to the ETF: Putnam Investment Management, LLC, Templeton Global Advisors Limited, Franklin Mutual Advisers, LLC and ClearBridge Investments, LLC (the “sub-advisers”).

The proprietary multi-factor scoring model assigns a quantitative factor score for each issuer in the ETF’s investable universe based on that issuer’s factor exposures. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those

Target Fund- International Core (IU) Fund	Acquiring ETF- Core International ETF
Franklin Templeton. The investment manager uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value, momentum, alternative factors and conviction factors. Each security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team.	issuers’ securities. The “quality” factor incorporates measurements related to profitability, leverage, management signaling, and innovation metrics. The “value” factor incorporates measurements such as free cash flow and multiple-based valuation measures. The “sentiment” factor incorporates measurements such as analyst revisions and price momentum metrics. The “alternative” factor incorporates measurements related to positioning, such as short interest. The “conviction” factor incorporates, among other things, relative benchmark weights and contributions to portfolio risk to derive conviction scores within international developed market equity accounts/strategies managed by each of the sub-advisers. The factor scores are combined, and each equity security is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight constraints, as determined in the discretion of the portfolio management team. The ETF’s portfolio is generally rebalanced/reconstituted on a monthly basis but may be rebalanced/reconstituted more frequently during certain market conditions, such as periods of high volatility.

Equity Futures. The ETF may, from time to time, invest in equity futures (including equity index futures) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets, for example to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the ETF invests in individual securities). The ETF’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the ETF’s 80% policy, or that provide exposure to one or more market risk factors associated with

Target Fund- International Core (IU) Fund	Acquiring ETF- Core International ETF
the investment focus indicated in the ETF’s name, are included in the ETF’s 80% basket.
How do the Target Fund and Acquiring ETF fundamental investment limitations compare?
As shown in the table below, the Target Funds and Acquiring ETFs have adopted identical fundamental investment restrictions, which may not be changed without shareholder approval, regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, issuing senior securities, and diversification status. The policies regarding physical commodities and industry concentration are substantially similar.

Target Fund	Acquiring ETF
Borrowing. Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.	Borrowing. Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
Underwriting. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.	Underwriting. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
Lending. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

Lending.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

Senior Securities. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.	Senior Securities. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
Real Estate. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or

Real Estate. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or

Target Fund	Acquiring ETF
instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

Commodities. Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
Commodities. Purchase or sell physical commodities, unless such physical commodities are acquired as a result of ownership of securities or other instruments; provided that for this purpose currencies are not considered physical commodities, and that this restriction shall not prevent the Fund from (i) purchasing or selling securities or instruments of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments, or other derivative instruments; or (iii) purchasing or selling investments in securities or engaging in transactions in other instruments that are linked to or secured by physical or other commodities.

Concentration. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

Concentration. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s Underlying Index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

The policy above will be interpreted to refer to concentration as that term may be interpreted from time to time. Prior to Fund’s

Target Fund	Acquiring ETF

repositioning from a passive, index-based managed Fund to an actively managed Fund, the Fund operated in reliance on SEC guidance permitting the Fund to concentrate its investments (i.e., invest more than 25% of the value of its total assets in securities of issuers in the same industry) to approximately the same extent that its underlying index was concentrated in the securities of such particular industry. As a result of the repositioning, the Fund is no longer eligible to rely on the aforementioned SEC guidance applicable to passive ETFs with respect to its fundamental policy relating to concentration. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

Notwithstanding such fundamental policy, which cannot be changed without shareholder approval, the ETF will not concentrate in any particular industry.

Diversification. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Diversification.  Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

What are the principal investment risks associated with investments in the Funds?
Like all investments, an investment in each Fund involves risk.  There is no assurance that any Fund will meet its investment goals.  The achievement of each Fund’s objective depends upon market conditions, generally, and on the investment manager’s analytical and portfolio management skills.
There are similarities and differences in the principal investment risks of each Target Fund and the Acquiring ETF.

I.
Reorganization of U.S. Core Equity (IU) Fund into Core U.S. Equity ETF
Principal Investment Risk	U.S. Core Equity (IU) Fund	Core U.S. Equity ETF

Market	X	X
Core Style Investing	X	X
Investment Style Factors/ Multi-Factor Stock Selection Process	X	X
U.S. Securities	X	X
Large Capitalization Companies	X	X
Small and Mid-Capitalization Companies	X	X
Focus	X	X
Portfolio Turnover	X	X
Management	X	X
Cybersecurity	X	X
Use of Models/Quantitative Models	X	X
Information Technology Companies		X
Foreign Securities		X
Depositary Receipts		X
Derivative Instruments		X
Market Trading		X
Authorized Participant Concentration		X
Large Shareholder		X
II.
Reorganization of Emerging Market Core (IU) Fund into Core Emerging Market ETF

Principal Investment Risks	Emerging Market Core Equity (IU) Fund	Core Emerging Market ETF

Market	X	X
Foreign Securities	X	X
Regional	X	X
Chinese Securities	X	X
Emerging Market Countries	X	X
Investment Style Factors/ Multi-Factor Stock Selection Process	X	X
Core Style Investing	X	X
Large Capitalization Companies	X	X
Small and Mid-Capitalization Companies	X	X

Principal Investment Risks	Emerging Market Core Equity (IU) Fund	Core Emerging Market ETF
Depositary Receipts	X	X
Focus	X	X
Portfolio Turnover	X
Management	X	X
Cybersecurity	X	X
Use of Models/Quantitative Models	X	X
Derivative Instruments		X
Market Trading		X
Authorized Participant Concentration		X
New Fund		X
Large Shareholder		X
III. Reorganization of International Core (IU) Fund into Core International ETF

Principal Investment Risks	International Core (IU) Fund	Core International ETF

Market	X	X
Foreign Securities	X	X
Regional	X	X
Core Style Investing	X	X
Large Capitalization Companies	X	X
Small and Mid-Capitalization Companies	X	X
Depositary Receipts	X	X
Focus	X	X
Portfolio Turnover	X
Management	X	X
Cybersecurity	X	X
Investment Style Factors/ Multi-Factor Stock Selection Process	X	X
Use of Models/Quantitative Models	X	X
Derivative Instruments		X
Market Trading		X
Authorized Participant Concentration		X
New Fund		X
Large Shareholder		X

Exhibit D contains descriptions of principal investment risks that are common to (i) all of the Target Funds and Acquiring ETFs; (ii) the International Core (IU) Fund and Core International ETF and Emerging Market Core (IU) Fund and Core Emerging Market ETF; (iii) the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF and (iv) the Emerging Market Core (IU) Fund and Core Emerging Market ETF.

Exhibit E contains descriptions of (i) principal investment risks of an Acquiring ETF not disclosed by a Target Fund, including principal investment risks disclosed by the Core U.S. Equity ETF, Core Emerging Market ETF and Core International ETF but not their Corresponding Target Funds; (ii) principal investment risks disclosed by Core U.S. Equity ETF but not its corresponding Target Fund and (iii) principal investment risks disclosed by each of Core Emerging Market ETF and Core International ETF but not its corresponding Target Fund.
For more information about the investment risks associated with investments in the Funds, see each Fund Prospectus under the heading “More information on investment policies, practices and risks/financial highlights” and each Fund’s SAI under the heading “Goals, Strategies and Risks.”
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.
As a condition of closing the Reorganization, the Target Trust, on behalf of the Target Funds, and the Acquiring Trust, on behalf of the Acquiring ETFs, will receive an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) to the effect that for federal income tax purposes:
●
The acquisition by an Acquiring ETF of substantially all the assets of a Target Fund, and the assumption of substantially all of the liabilities, as provided for herein, in exchange solely for an Acquiring ETF’s Shares and cash (in lieu of fractional shares, if any) followed by the distribution by a Target Fund to its shareholders of the Acquiring ETF’s Shares and cash (in lieu of fractional shares, if any) in complete liquidation of a Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Target Fund and each Acquiring ETF will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
●
No gain or loss will be recognized by a Target Fund upon the transfer of substantially all of its assets to its Corresponding Acquiring ETF in exchange solely for the Corresponding Acquiring ETF’s Shares under Sections 361(a) and 357(a) of the Code.
●
No gain or loss will be recognized by an Acquiring ETF upon the receipt by it of substantially all of the assets of its Corresponding Target Fund in exchange solely for the

Corresponding Acquiring ETF’s Shares under Section 1032(a) of the Code.
No gain or loss will be recognized by a Target Fund upon the distribution of the Corresponding Acquiring ETF’s Shares by a Target Fund to its shareholders in complete liquidation of a Target Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code.
●
The tax basis of the assets of a Target Fund received by its Corresponding Acquiring ETF will be the same as the tax basis of these assets in the hands of a Target Fund immediately prior to its Reorganization under Section 362(b) of the Code.
●
The holding periods of the assets of a Target Fund received by a Corresponding Acquiring ETF will include the periods during which such assets were held by a Target Fund under Section 1223(2) of the Code.
●
No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of a Target Fund’s Shares solely for the Corresponding Acquiring ETF’s Shares (except with respect to cash received by the Target Fund in lieu of fractional shares, if any) under Section 354(a) of the Code.
●
The aggregate tax basis of an Acquiring ETF’s Shares to be received by the shareholders of a Target Fund will be the same as the tax basis of the Target Fund’s Shares exchanged therefor under Section 358(a)(1) of the Code.
●
The holding period of an Acquiring ETF’s Shares to be received by shareholders of its Corresponding Target Fund will include the holding period of a Target Fund’s Shares surrendered in exchange therefor, provided that the shareholder held a Target Fund’s Shares as a capital asset on the effective date of its Reorganization under Section 1223(1) of the Code.
●
Each Acquiring ETF will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of its Corresponding Target Fund described in Section 381(c) of the Code, as if there had been no Reorganization subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable and the Treasury Regulations thereunder.
In rendering the opinion, Stradley Ronon will rely upon, among other things, certain facts and assumptions and certain representations of the Target Trust, the Target Funds, the Acquiring Trust, and the Acquiring ETFs. The condition that the parties to the Reorganizations receive such an opinion may not be waived.
The Funds have not requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.  An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganization.  See “INFORMATION ABOUT THE FUNDS.”

Non-Transferrable Foreign Asset Tax Matters. Management will seek regulatory approvals in each relevant jurisdiction to permit the in-kind transfer of assets in connection with the Reorganizations and avoid the need to sell and repurchase portfolio securities held in the Emerging Market Core (IU) Fund and International Core (IU) Fund. If the requested regulatory approval is not granted in one or more jurisdictions, it is anticipated that the holdings of the Emerging Market Core (IU) Fund and International Core (IU) Fund in certain foreign markets may not be permitted to be directly transferred from the Fund to its corresponding acquiring ETF and, therefore, these securities positions will need to be sold by the Emerging Market Core (IU) Fund or International Core (IU) Fund prior to the Reorganization and the cash proceeds transferred to the Corresponding Acquiring ETF, which will repurchase these positions or other securities after the Reorganization.  As a result of these transactions, the Emerging Market Core (IU) Fund or International Core (IU) Fund and/or its respective Corresponding Acquiring ETF will experience brokerage fees and other transaction costs, as well as realize and recognize capital gains associated with the transactions. If applicable, the payment of capital gains on required sales with respect to the International Core (IU) Fund is currently anticipated to be de minimis. With respect to the Emerging Market Core (IU) Fund, the payment of such taxes and transaction costs (including brokerage fees) on required sales is estimated to be $331,872 on the sell side, representing approximately 14.25 basis points or 2.4 cents per share of the Emerging Market Core (IU) Fund, and $31,317 on the buy side, which would be incurred by the Corresponding Acquiring ETF.  These potential costs associated with restrictions on the in-kind transfer of portfolio assets which may be incurred if requested regulatory relief is not obtained are not reflected in the portfolio transaction costs estimated to be borne by the Emerging Market (IU) Fund described in the sections titled “Who will pay the expenses of the Reorganizations?” and “Who will pay the costs in connection with the Reorganization?”  Management currently estimates that such sale and repurchase transactions would result in realized capital gains of $70.3 million, net of available capital loss carryforwards, which would be required to be distributed by the Emerging Market Core (IU) Fund. With respect to the Emerging Market Core (IU) Fund’s holdings in India, capital gains tax may arise in connection with the Reorganization because the acquiring ETF may be treated as a separate taxable entity for Indian tax purposes. Any India capital gains tax resulting from the Reorganization is not expected to affect the Emerging Market Core (IU) Fund’s NAV or price per share because the Fund has already accrued the unrealized India tax liability as an expense. As of May 31, 2026, this accrued liability was $780,402.

Management has engaged its India tax adviser to determine whether the Reorganization qualifies for the India merger provisions, which would exempt the transaction from India capital gains tax and allow the ETF to inherit the Fund’s tax cost basis. The actual amount of any India capital gains or losses will depend on market conditions, portfolio composition, and market values at the time of the transaction.
Reorganization of the U.S. Core Equity (IU) Fund into Core U.S. Equity ETF
Prior to the closing of the Reorganization, the U.S. Core Equity (IU) Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.

General Limitation on Capital Losses.  Assuming the Reorganization qualifies as a tax-free reorganization, as expected, Core U.S. Equity ETF will succeed to the capital loss carryovers, if any, of the U.S. Core Equity (IU) Fund upon the closing of the Reorganization for federal income tax purposes.  The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Acquiring ETF, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Acquiring ETF and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Acquiring ETF in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund.  Third, the capital losses of the U.S. Core Equity (IU) Fund that may be used by Core U.S. Equity ETF (including to offset any “built-in gains” of the U.S. Core Equity (IU) Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of Core U.S. Equity ETF for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.
The aggregate capital loss carryovers of the U.S. Core Equity (IU) Fund and the approximate annual limitation on the use by Core U.S. Equity ETF, post-closing, of the smaller Fund’s capital loss carryovers following the Reorganizations are below.  The annual limitation is based on the long-term tax-exempt rate for ownership changes as of July 31, 2026 of 3.77%.

	U.S. Core Equity (IU) Fund	Core U.S. Equity ETF
	As of July 31, 2026	As of July 31, 2026
Aggregate capital loss carryovers	$0	$(159,442,157)
Unrealized appreciation on a tax basis (depreciation)	$442,218,843	$434,898,664
NAV	$1,178,249,379	$2,040,656,252
Annual limitation	$44,420,002	$76,932,741

Appreciation in Value of Investments. Shareholders of the U.S. Core Equity (IU) Fund will receive a proportionate share of any taxable income and gains realized by Core U.S. Equity ETF and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Acquiring ETF.  As a result, shareholders of the U.S. Core Equity (IU) Fund may receive a greater amount of taxable distributions than they would have if the Reorganization had not occurred.  In addition, if the combined Acquiring ETF, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the U.S. Core Equity (IU) Fund, shareholders of the U.S. Core Equity (IU) Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.
At July 31, 2026, each of the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF had unrealized appreciation.  The unrealized appreciation in value of investments as a percentage of NAV at July 31, 2026 was 37.53% for the U.S. Core Equity (IU) Fund. The unrealized appreciation in value of investments as a percentage of NAV at July 31, 2026 was 21.31% for Core U.S. Equity ETF.  As a result, shareholders of the U.S. Core Equity (IU) Fund may receive a greater amount of taxable capital gain distributions than they would have had the Reorganization not occurred.
Repositioning of Core U.S. Equity ETF’s Portfolio Assets.  FASL currently estimates that approximately 45% (subject to change based on a variety of factors, including market conditions) of Core U.S. Equity ETF’s portfolio assets may be disposed of in connection with the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. Such dispositions may depend in part on market conditions.  Such dispositions, depending upon how they are executed may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to shareholders will depend upon a variety of factors, including Core U.S. Equity ETF’s net unrealized appreciation in the value of its portfolio assets and the manner in which the portfolio is repositioned. It is anticipated that the sale of a portion of the portfolio assets either prior to or immediately after the closing of the Reorganization should not result in capital gains being distributed to shareholders because the Funds anticipate that any portfolio repositioning may occur using in-kind custom basket transactions. Transaction costs also may be incurred due to the repositioning of the portfolio. Management, at this time, estimates that these portfolio transaction costs, which will be borne by the Core U.S. Equity ETF, will be approximately $121,500; however, this estimate is subject to change.
State and Local Tax Considerations.  Shareholders should consult their tax advisors about potential state and local tax considerations as a result of the Reorganization.
INFORMATION ABOUT THE FUNDS
Information about each Fund is included in each Fund’s Prospectus.  The Acquiring ETFs’ Prospectus and the Target Funds’ Prospectus are each incorporated by reference into and are considered a part of this Consent Solicitation Statement/Prospectus.  The Acquiring ETFs’ Prospectus also accompanies this Consent Solicitation Statement/Prospectus.  Additional information about the Funds is included in each Fund’s SAI.  Each Fund’s SAI is incorporated into its respective Prospectus and into the SAI dated _________, 2026 relating to this Consent Solicitation Statement/Prospectus, each of which has been filed with the SEC.  The SAI relating to this Consent Solicitation Statement/Prospectus is also considered part of this Consent Solicitation Statement/Prospectus and is incorporated by reference into this Consent Solicitation Statement/Prospectus.  Information about the Target Funds is also included in the Target Funds’ Annual Report to Shareholders (for the fiscal year ended July 31, 2026). Information about the Core U.S. Equity ETF is also included in the Core U.S. Equity ETF’s (formerly named, Franklin U.S. Large Cap Multifactor Index ETF) Annual Report to Shareholders (for the fiscal year ended March 31, 2026).

You may request a free copy of each Fund’s Prospectus and SAI, and the Target Funds’ and Core U.S. Equity ETF’s (formerly named, Franklin U.S. Large Cap Multifactor Index ETF) Annual or Semi-Annual Report to Shareholders, the SAI relating to this Consent Solicitation Statement/Prospectus, and other information by calling (800) DIAL-BEN/(800) 342-5236 or by writing to a Fund at One Franklin Parkway, San Mateo, CA 94403-1906.
The Target Trust, on behalf of the Target Funds, and the Acquiring Trust, on behalf of the Acquiring ETFs, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.
FURTHER INFORMATION ABOUT THE FUNDS
The following is a discussion of the organization of the Target Funds and Acquiring ETFs, and where applicable, of the Target Trust and Acquiring Trust. More detailed information about each Fund’s current structure is contained in each Fund’s SAI.
Comparison of Capital Structure. Each Target Fund is a diversified series of the Target Trust. The Target Trust was organized as a Delaware statutory trust on October 2, 1995, and is registered with the SEC.
Each Acquiring ETF is a diversified series of the Acquiring Trust. The Acquiring Trust was organized as a Delaware statutory trust on October 9, 2015, and is registered with the SEC.
The governing instruments of both the Target Funds and the Acquiring ETFs provide that the authorized number of shares of each Fund is unlimited, each without par value. Each Fund may issue fractional shares. Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Each of the Target Fund’s and each of the Acquiring ETF’s shareholders have no appraisal rights.
Comparison of Voting Rights. The governing instruments of both the Target Funds and the Acquiring ETFs provide that shares of each class of each Fund represent proportionate interest in such Fund’s or ETF’s assets. For each of the Acquiring ETFs and the Target Funds, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class of a Fund, only shareholders of that class may vote. Each class votes separately on matters affecting only that series, that class, or matters expressly required to be voted on separately by class, by state or federal law. Shares of each class of each Fund have the same voting and other rights and preferences as the other classes and series of their respective Trust for matters that affect such Trust as a whole. There is no cumulative voting on any matter submitted to a vote of the shareholders of either the Target Funds or the Acquiring ETFs. For board member elections, this gives holders of more than 50% of the shares of a Trust the ability to elect all members of such Trust’s Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to that Trust’s board.
Proposals Subject to Shareholder Approval. The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), the approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. In addition, shareholders of each Fund are granted the power to vote on certain matters by each Fund’s Declaration of Trust (each, a “Trust Instrument,” and, together, the “Trust Instruments”), and the laws governing Delaware statutory trusts. For example, each Fund’s Trust Instrument has a provision granting its respective Fund’s shareholders the power to vote only on such matters required by such Trust Instrument, the respective Fund’s bylaws, the 1940 Act, other applicable law and any registration statement filed with the SEC, the registration of which is effective; and on such other matters as the respective Board may consider necessary or desirable.
Quorum and Vote Required to Approve a Proposal. The governing instruments of both the Target Funds and the Acquiring ETFs provide that quorum for a shareholders’ meeting of each Fund is forty percent (40%) of the shares entitled to vote which are present at the Meeting or by proxy. Under each Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast generally shall decide any questions, with the exception that trustees of each Fund are elected by not less than a plurality of the votes cast at such a meeting.
Setting a Record Date. Each Fund’s Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Fund’s respective Board. For each Fund, the minimum number of days is 10 and the maximum number of days is 120. A determination of shareholders of record entitled to notice of or to vote at a respective Fund’s shareholder meeting applies to any adjournment of such meeting. However, the Boards may each fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.
Use of Written Consents for Shareholder Approval.  Any action which may be taken at any meeting of shareholders may be taken without a meeting if a consent or consents in writing setting forth the action so taken is or are signed by the holders of a majority of the shares entitled to vote on such action (or such different proportion thereof as shall be required by law, the Declaration of Trust or the By-Laws for approval of such action) and is or are received by the secretary of the Trust either: (i) by the date set by resolution of the Board of Trustees for the shareholder vote on such action; or (ii) if no date is set by resolution of the Board, within 30 days after the record date for such action as determined in the Agreement and Declaration of Trust.
Legal Structures. Open-end funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Funds, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments. Funds organized under the DSTA have benefited from this flexibility to streamline their operations and minimize expenses. For example, funds organized under the DSTA are not typically required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders. In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

Limited Liability for Shareholders. Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.
Boards of Trustees. Pursuant to the DSTA and the Trust Instruments, the responsibility for the general oversight of each Fund is vested in the respective Board, which, among other things, is empowered by its respective Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instruments, no Trustee shall be held liable to its respective Trust or any shareholder of the respective Fund for any act or omission or any conduct whatsoever in his or her capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
Inspection Rights. Each respective Trust provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.
VOTING INFORMATION
Required Vote
To become effective, each Reorganization must be approved by the Requisite Consent (defined above as the affirmative vote of more than 50% of the outstanding voting securities of the particular Fund).  Each shareholder of record on August 13, 2026 (the “Record Date”) will be entitled to one vote for each full share and a fractional vote for each fractional share that the shareholder holds. Voting will occur on a Fund by Fund basis with respect to each Reorganization. Because none of the outstanding shares of the Funds are held in a brokerage account, there will not be any broker non-votes.  Abstentions will have the same effect as voting against a proposal. If you do not consent to the reorganization of your Target Fund into the Corresponding Acquiring ETF, or if you do not vote at all (abstain), and the Trust does not otherwise obtain enough consents to approve the Reorganization, the Reorganization will not be approved.  If the Reorganization is not approved, the Board will decide on an appropriate course of action for the Fund.  The approval or closing of the Reorganization of one Target Fund is not conditioned on the approval or closing of the Reorganization of any other Target Fund.
The Board recommends that shareholders of each Fund CONSENT to their respective Reorganization
How to Submit Consents
All written consents that are properly completed, signed and delivered prior to January 21, 2027, and not revoked prior to acceptance, will be accepted.  If you have any questions about this consent solicitation or how to vote or revoke your consent, or if you need additional copies of this Statement or voting materials, please contact the Target Trust at (650) 312-2000.
Shareholders of record who desire to consent to the Reorganization of their Target Fund may do so by delivering the written consent to the Secretary of the Trust in accordance with the instructions contained in the written consent.  If the written consent is properly completed and signed, the shareholder will be deemed to have consented to the Reorganization.  Failure to return the enclosed written consent card will have the same effect as a vote against approval of your Target Fund’s Reorganization.
Written consents must be executed in exactly the same manner as a shareholder’s name appears on the account registration.
Expiration Date of Solicitation
The solicitation of consents will expire at 3:00 p.m., Pacific time, on January 21, 2027 (the “Expiration Date”), unless the Requisite Consent is received prior to such date, in which case, this solicitation will expire on the date that the Requisite Consent is obtained.  Notwithstanding anything to the contrary set forth in this Statement, the Trust reserves the right, at any time prior to the Expiration Date, to amend or terminate this solicitation, or to delay accepting consent cards.
Revocation of Consents
Written consents may be revoked or withdrawn by a shareholder at any time prior to the date a Fund has received the Requisite Consent and has accepted the written consents or prior to 3:00 p.m., Pacific time, on the Expiration Date, whichever is earlier.  To be effective, a written revocation or withdrawal of the written consent card must be received by the Secretary of the Trust prior to such time and addressed as follows: Secretary, Franklin Fund Allocator Series, One Franklin Parkway, San Mateo, California 94403-1906.  A notice of revocation or withdrawal must specify the shareholder’s name and the number of shares for which consent is being withdrawn.  As of the Expiration Date, all written consents previously executed and delivered and not revoked will become irrevocable.
RECORD SHAREHOLDERS

As of August 13, 2026, the outstanding shares of the U.S. Core Equity (IU) Fund, Emerging Market Core (IU) Fund and International Core (IU) Fund were as follows:

Fund	Outstanding Shares
U.S. Core Equity (IU) Fund	54,957,031.153
Emerging Market Core (IU) Fund	15,144,030.933
International Core (IU) Fund	24,360,261.288

PRINCIPAL HOLDERS OF SHARES
As of the Record Date, the officers and trustees of the Target Trust, as a group, owned of record and beneficially less than 1% of the U.S. Core Equity (IU) Fund,  Emerging Market Core (IU) Fund and International Core (IU) Fund. As of the Record Date, the officers and trustees of the Acquiring Trust, as a group, owned of record and beneficially less than 1% of the Core U.S. Equity ETF. As of the Record Date, the Core Emerging Market ETF and the Core International ETF were not operational and, therefore, had no shareholders.
From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Target Trust, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of the Target Funds as of the Record Date, except as listed in Exhibit C to this Consent Solicitation Statement/Prospectus.  Upon completion of the Reorganization, it is expected that those persons disclosed in Exhibit C as owning 5% or more of U.S. Core Equity (IU) Fund’s outstanding shares will own a smaller percentage of outstanding shares of its Corresponding Acquiring ETF.  Upon completion of the Reorganization, it is expected that those persons disclosed in Exhibit C as owning 5% or more of Emerging Market Core (IU) Fund’s and International Core (IU) Fund’s outstanding shares will own approximately the same proportionate ownership interest in its Corresponding Acquiring ETF.  To the knowledge of the Acquiring Trust, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of the Core U.S. Equity ETF as of the Record Date, except as listed in Exhibit C to this Consent Solicitation Statement/Prospectus.  Upon completion of the Reorganization, it is expected that those persons disclosed in Exhibit C as owning 5% or more of each Core U.S. Equity ETF’s outstanding shares will no longer own in excess of 5% of the then outstanding shares of the Core U.S. Equity ETF.
For purposes of the 1940 Act, any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company.  Accordingly, to the extent that a shareholder identified in the following table as the beneficial owner and holder of record of more than 25% of the outstanding voting securities of the Target Fund or Acquiring ETF and has voting and/or investment power, the shareholder may be presumed to control such Fund.

GLOSSARY

Useful Terms and Definitions
1940 Act — The Investment Company Act of 1940, as amended.
Acquiring ETF — Franklin Core U.S. Enhanced Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF), Franklin Core Emerging Market Enhanced Equity ETF, and Franklin Core International Enhanced Equity ETF, each, a series of the Acquiring Trust.
Acquiring ETF Shares — Shares of an Acquiring ETF that will be issued in exchange for the assets and liabilities of its Corresponding Target Fund.
Acquiring Trust — Franklin Templeton ETF Trust, the registered investment company of which each Acquiring ETF is a series.
Authorized Participant — Financial institutions that have entered into agreements permitting them to purchase and redeem large blocks of shares known as creation units from an ETF.
Cboe BZX – Cboe BZX Exchange, Inc.
CDSC — Contingent deferred sales charge.
Core Emerging Market ETF — Franklin Core Emerging Market Enhanced Equity ETF
Core International ETF — Franklin Core International Enhanced Equity ETF
Core U.S. Equity ETF— Franklin Core U.S. Enhanced Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF)
Creation Unit — A block of new shares sold by an exchange-traded fund (ETF) company to an Authorized Participant for sale on the open market.
Distributors — Franklin Distributors, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for each Fund.
Emerging Market Core (IU) Fund — Franklin Emerging Market Core Equity (IU) Fund
FASL — Franklin Advisory Services, LLC, the investment manager for the Core U.S. Equity ETF.
FAV — Franklin Advisers, Inc., the investment manager for the Target Funds, Core Emerging Market ETF and Core International ETF, and a sub-adviser to the Core U.S. Equity ETF.
FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.
FT Services — Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.
Funds — The Acquiring ETFs and the Target Funds.
Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.
International Core (IU) Fund — Franklin International Core Equity (IU) Fund
IRS — U.S. Internal Revenue Service.

Management — FAV, FASL and Distributors.
Net Asset Value (NAV) — The net asset value of a fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.
Plan — The Agreement and Plan of Reorganization adopted by the Target Trust, on behalf of the Target Funds, and the Acquiring Trust on behalf of the Acquiring ETFs.
Record Date — August 13, 2026 – The date selected for determining which shareholders of record of the Target Fund will be entitled to vote on the Reorganization.
Reorganization — The proposed reorganization contemplated by the Plan.
SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s or ETF’s prospectus.
SEC — U.S. Securities and Exchange Commission.
Target Trust — Franklin Fund Allocator Series, the registered investment company of which each Target Fund is a series.
Target Fund— the Franklin U.S. Core Equity (IU) Fund, Franklin Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund, each a series of the Target Trust.
Trusts — The Target Trust and the Acquiring Trust, collectively.
Trust Instruments – each Trust’s Agreement and Declaration of Trust and By-Laws.
U.S. — The United States of America.
U.S. Core Equity (IU) Fund — Franklin U.S. Core Equity (IU) Fund

EXHIBITS TO CONSENT SOLICITATION STATEMENT/PROSPECTUS

Exhibit
A.
Form of Agreement and Plan of Reorganization
B.
Financial Highlights
C.
Principal Holders of Securities
D.
Descriptions of Principal Investment Risks
1)
Principal Investment Risks Common to all of the Target Funds and Acquiring ETFs
2)
Principal Investment Risks Common to the International Core (IU) Fund and Core International ETF and Emerging Market Core (IU) Fund and Core Emerging Market ETF
3)
Principal Investment Risks Common to the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF
4)
Principal Investment Risks Common to the Emerging Market Core (IU) Fund and Core Emerging Market ETF
E.
Descriptions of Principal Risks of an Acquiring ETF Not Disclosed by a Target Fund
1)
Principal Risks Disclosed By Core U.S. Equity ETF, Core Emerging Market ETF and Core International ETF but not their Corresponding Target Funds
2)
Principal Risks Disclosed By Core U.S. Equity ETF but not its Corresponding Target Fund
3)
Principal Risks Disclosed By Core Emerging Market ETF and Core International ETF but not their Corresponding Target Funds

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this 3rd day of September, 2026 by and between Franklin Templeton ETF Trust (the “Acquiring Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA, 94403-1906, on behalf of three of its series, the Franklin Core Emerging Market Enhanced Equity ETF, Franklin  Core International  Enhanced Equity ETF, (together, the “Franklin Shell Funds,” and each, a “Franklin Shell Fund”), and Franklin U.S. Large Cap Multifactor Index ETF (the “Operating Franklin Fund,” and together with the Franklin Shell Funds, the “Acquiring Funds,” and each, an “Acquiring Fund”), and Franklin Fund Allocator Series (the “Target Trust”), a statutory trust created under the laws of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA, 94403-1906, on behalf of three of its series, the Franklin Emerging Market Core Equity (IU) Fund (“EM Core Equity Fund”), the Franklin International Core Equity (IU) Fund (“International Core Equity Fund”), and Franklin U.S. Core Equity (IU) Fund (“U.S. Core Equity Fund,” and together with the EM Core Equity Fund and International Core Equity Fund, the “Target Funds,” and each, a “Target Fund”). Franklin Advisers, Inc. (“FAV”), a Delaware corporation, investment manager to the Target Funds, and Franklin Advisory Services, LLC (“FAS”), a Delaware corporation, investment manager to the Acquiring Funds, join this Plan solely for purposes of Section 7.  The term “Corresponding Acquiring Fund” shall mean with respect to any Target Fund, the particular Acquiring Fund, the name of which is set forth directly opposite the name of such Target Fund in the table below.   The term “Corresponding Target Fund” shall mean with respect to any Acquiring Fund, the particular Target Fund, the name of which is set forth directly opposite the name of such Acquiring Fund in the table below.  Each Acquiring Fund is entering into this Plan with its Corresponding Target Fund, and each Target Fund is entering into this Plan with its Corresponding Acquiring Fund, solely with respect to its Reorganization (as defined below) with the Corresponding Target Fund or Corresponding Acquiring Fund, separately and not jointly or jointly and severally with any other Acquiring Fund or Target Fund.
WHEREAS, the following table shows each Acquiring Fund and its sole class of shares of beneficial interest (no par value) and the Corresponding Target Fund with its sole class of shares of beneficial interest (no par value), as applicable:

Target Fund	Acquiring Fund

EM Core Equity Fund	Franklin Core Emerging Market Enhanced Equity ETF
Shares	Shares
International Core Equity Fund	Franklin Core International Enhanced Equity ETF
Shares	Shares
U.S. Core Equity Fund	Franklin U.S. Large Cap Multifactor Index ETF
Shares	Shares

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”);
WHEREAS, each reorganization contemplated hereby will consist of (1) the acquisition of substantially all of the property, assets and good will of a Target Fund by its Corresponding Acquiring Fund in exchange for the whole number of shares of beneficial interest, with no par value, of a Corresponding Acquiring Fund (the “Acquiring Fund’s Shares”) and cash (in lieu of fractional shares, if any) as described herein, (2) the assumption by the Acquiring Fund of all liabilities (except those excluded in Section 1(b) hereof) of its Corresponding Target Fund, and (3) the distribution by a Target Fund of a Corresponding Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) to the holders of shares of beneficial interest, with no par value of the Corresponding Target Fund (the “Target Fund’s Shares”) in complete liquidation of each Corresponding Target Fund, as provided herein (each a “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;
WHEREAS, each Franklin Shell Fund has been newly organized to hold the assets of the Corresponding Target Fund, and each Franklin Shell Fund will have had no assets and will have carried on no business activities prior to the consummation of this Reorganization;
WHEREAS, the Board of Trustees of the Target Trust, on behalf of the Target Funds has determined, with respect to each Target Fund, that the acquisition of all of the property, assets and good will of the Target Fund by its Corresponding Acquiring Fund for Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) and the assumption of all liabilities (except those excluded in Section 1(b) hereof) of a Target Fund by its Corresponding Acquiring Fund is in the best interests of the respective Target Fund and its shareholders and that the interests of the existing shareholders of each Target Fund will not be diluted as a result of its Reorganization; and
WHEREAS, the Board of Trustees of the Acquiring Trust, has determined that the acquisition of all of the property, assets and good will of a Target Fund by its Corresponding Acquiring Fund for Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) and the assumption of all liabilities (except those excluded in Section 1(b) hereof) of each Target Fund by its Corresponding Acquiring Fund is in the best interests of each Acquiring Fund and its shareholders and that the interests of the existing shareholders of each Acquiring Fund will not be diluted as a result of its Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

PLAN OF REORGANIZATION
Each Reorganization  will consist of (i) the acquisition by the Acquiring Trust, on behalf of an Acquiring Fund, of substantially all of the property, assets and goodwill of the Corresponding Target Fund in exchange solely for a Corresponding Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any); (ii) the assumption by an Acquiring Fund of all liabilities (except those excluded in Section 1(b) hereof) of its Corresponding Target Fund, (iii) the distribution of a Corresponding Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) to the holders of a Target Fund’s Shares of a Corresponding Target Fund, according to their respective interests in the Target Fund, in complete liquidation of a Corresponding Target Fund; and (iv) the dissolution of a Corresponding Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
To the extent that the  calculations described in Section 1(c) below would  result in a Target Fund receiving fractional shares of its Corresponding Acquiring Fund, the Target Fund  will receive cash in lieu of such fractional shares in an amount equal to the net asset value of the fractional shares of the Corresponding Acquiring Fund  which, in turn, will be distributed pro rata to a Target Fund’s shareholders of record, based upon their respective share holdings of such Target Fund.  The payment of any cash in lieu of fractional Acquiring Fund Shares is solely for the purpose of avoiding the impracticability to an Acquiring Fund of issuing fractional shares and does not represent separately bargained-for consideration. The total cash consideration that will be paid in the Reorganization to the Target Fund shareholders instead of issuing fractional Acquiring Fund Shares will not exceed 1 percent of the total consideration that will be issued in the Reorganization to Target Fund shareholders in exchange for their Target Fund Shares. The fractional share interests of each Target Fund shareholder will be aggregated, and no Target Fund shareholder will receive cash in an amount equal to or greater than the value of one whole Acquiring Fund Share (except for any cases in which a Target Fund shareholder owns Target Fund Shares through more than one account and such multiple accounts cannot be aggregated).
AGREEMENT
In order to consummate the Reorganizations and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:
1.
Sale and Transfer of Assets, Assumption of Liabilities,  Liquidation and Dissolution of the Target Funds.
(a)
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by each Acquiring Fund of the number of Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) hereinafter provided, the Target Trust, on behalf of each Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Trust, on behalf of each Acquiring Fund, all of the Corresponding Target Fund’s then-existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (except for liens and encumbrances that do not materially detract from the value or use of a Target Fund’s assets), but excluding (i) certain Russian securities listed on Exhibit A that are held by the EM Core Equity Fund (“Excluded Assets”) and (ii) cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (1) pay the portfolio transaction costs in connection with carrying out a Reorganization in accordance with Section 7 of the Plan, which costs and expenses shall be established on a Target Fund’s books as liability reserves; (2) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gain distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with a Target Fund’s complete liquidation; and (3) pay such contingent liabilities, if any, as the officers of the Target Trust, on behalf of a Target Fund, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”).
(b)
The Acquiring Trust, on behalf of each Acquiring Fund shall assume and pay when due all obligations and liabilities of its Corresponding Target Fund, existing on or after the Closing Date (as defined below), whether absolute, accrued, contingent or otherwise (except that certain expenses of a Reorganization contemplated hereby to be paid by the persons as provided in Section 7 hereof shall not be assumed or paid by an Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of an Acquiring Fund.  Each Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 3 herein) to the extent permissible and consistent with its own investment objectives and policies.
(c)
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery of a Target Fund’s Net Assets, the Acquiring Trust, (i) on behalf the Operating Franklin Fund, agrees at the Closing to deliver to the Target Trust, on behalf of the U.S. Core Equity Fund, the number of shares of the Operating Franklin Fund as well as cash (in lieu of fractional shares, if any), determined by dividing the net asset value per share of each share of the U.S. Core Equity Fund, by the net asset value per share of each share of the Operating Franklin Fund, and separately multiplying the result thereof by the number of outstanding shares of the U.S. Core Equity Fund as of 4:00 p.m., Eastern time on the Closing Date (following the redemption of fractional shares); and (ii) on behalf of each Franklin Shell Fund, agrees at the Closing to deliver to the Target Trust the whole number of Corresponding Acquiring Fund’s equal in number to the whole number of shares of the Target Fund outstanding as of 4:00 p.m., Eastern time on the Closing Date (following the redemption of fractional shares). The shares of the each Acquiring Fund’s Shares (and in the case of the Operating Franklin Fund, cash (in lieu of fractional shares, if any)) delivered to a Target Fund at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(d)
Immediately following the Closing, the Target Trust, on behalf of each Target Fund, shall distribute the Corresponding Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) received by a Target Fund, pursuant to this Section 1 pro rata to a Target Fund’s shareholders of record, based upon their respective holdings of a Target Fund, as of the close of business on the Closing Date so that each Target Fund’s shareholder receives a whole number of Acquiring Fund’s Shares and cash (in lieu of fractional Acquiring Fund’s Shares, if any) of a Corresponding Acquiring Fund equal in value to the value of the Corresponding Target Fund’s Shares held by the shareholders as of 4:00 p.m. Eastern time on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of the Corresponding Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in a Target Fund as of the close of business on the Closing Date. After the distribution, the International Core Equity Fund and U.S. Core Equity Fund shall be dissolved.  For shareholders of each Acquired Fund that hold the applicable Target Fund’s shares through accounts that are not permitted to hold the applicable Acquiring Fund’s shares, such Acquiring Fund’s shares may be held by a transfer agent of the applicable Acquiring Fund as agent for, and for the account and benefit of, each Target Fund shareholder pending delivery of information with respect to accounts that are permitted to hold such Acquiring Fund shares or, if any Target Fund shareholder does not deliver information with respect to an account that is permitted to hold such Acquiring Fund shares within nine months (or such other period agreed upon by the Acquiring Fund and such transfer agent) of the Closing Date, such Acquiring Fund shares will be liquidated and the cash proceeds will be distributed to such Target Fund shareholder.
(e)
At the Closing, each shareholder of record of U.S. Core Equity Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to shares of the U.S. Core Equity Fund that such person had on such Distribution Record Date.
(f)
All books and records relating to the Target Funds, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Trust, on behalf of the Acquiring Funds, from and after the date of the Plan, and shall be turned over to the Acquiring Trust, on behalf of the Acquiring Funds, on or prior to the Closing.
2.
Valuation.
(a)
The net asset value per share of an Acquiring Fund’s Shares and a Target Fund’s Shares and the value of a Target Fund’s Net Assets (less the value of any cash or other assets used to redeem fractional shares pursuant to Section 5.2(j)) to be acquired by a Corresponding Acquiring Fund hereunder shall in each case be computed as of 4:00 p.m., Eastern time, on the Closing Date or such earlier or later time and day as may be mutually agreed upon in writing  by the parties, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”). The net asset value per share of an Acquiring Fund’s Shares and the Corresponding Target Fund’s Shares and the value of the Corresponding Target Fund’s Net Assets shall be computed in accordance with the valuation procedures approved the  Acquiring Trust’s Board of Trustees for determining the fair market value of the Acquiring Fund’s assets and liabilities in cooperation with the Corresponding Target Fund.
(b)
In the event of a Market Disruption on the Closing Date so that an accurate appraisal of the net asset value per share of an Acquiring Fund’s Shares or the Target Fund’s Shares or the value of a Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
(c)
All computations of value regarding the net asset value per share of an Acquiring Fund’s Shares and a Target Fund’s Shares and the value of a Target Fund’s Net Assets shall be made by the administrator to the Acquiring Funds. All computations of value shall be made by the Acquiring Funds’ administrator using the Corresponding Acquiring Fund’s valuation procedures and shall be subject to review by the Target Funds’ administrator and, if requested by either the Target Trust or the Acquiring Trust, by the independent registered public accountant of the requesting party at the expense of the requesting party. The Target Trust and the Acquiring Trust agree to use commercially reasonable and good faith efforts to cause their respective administrators and investment advisers to work together to resolve before the Closing Date any material differences identified between the valuations of the portfolio assets of the Target Funds determined using an Acquiring Fund’s valuation procedures as compared to the prices of the same portfolio assets determined using the Corresponding Target Fund’s valuation procedures.
3.
Closing and Closing Date.
The Closing shall take place at the principal offices of the Acquiring Trust at 4:00 p.m., Eastern time, on February 7, 2027 for the U.S. Core Equity Fund and International Core Equity Fund and on [July 24], 2027 for the EM Core Equity Fund, or such other time and date as the officers of the Acquiring Trust and Target Trust may mutually agree (the “Closing Date”). The Target Trust, on behalf of each Target Fund, shall have provided for delivery as of the Closing those Net Assets to be transferred to the account of each Corresponding Acquiring Fund’s custodian, The Bank of New York Mellon, 240 Greenwich Street, New York, New York, 10286. The Target Trust, on behalf of each Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of the Target Funds and the number of whole number of shares of beneficial interest owned by each shareholder, as of 4:00 p.m., Eastern time, on the Closing Date. The Acquiring Trust, on behalf of each Acquiring Fund, shall provide evidence that such Corresponding Acquiring Fund’s Shares have been registered in an account on the books of the Corresponding Acquiring Fund in such manner as the officers of the Target Trust, on behalf of a Target Fund, may reasonably request.

4.
Representations and Warranties.
4.1.
The Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants that:
(a)
The Acquiring Trust was organized as a Delaware statutory trust on October 9, 2015. Each Acquiring Fund is validly existing under the laws of the State of Delaware. The Operating Franklin Fund is duly registered under the 1940 Act as an open-end management investment company and the Franklin Shell Funds will be duly registered under the 1940 Act as open-end management investment companies as of the Closing Date. The Operating Franklin Fund’s shares were sold, and as of the Closing Date, the Franklin Shell Funds will be sold, pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b)
The Acquiring Trust, on behalf of each Acquiring Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Funds, each outstanding share of which is, and each Acquiring Fund’s Share when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. Each Acquiring Fund currently issues one class of shares of beneficial interest.
(c)
No Acquiring Fund is a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except for the registration of Acquiring Fund’s Shares under the 1933 Act, Securities and Exchange Act of 1934, (the “1934 Act”), the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.
(d)
The financial statements appearing in the Operating Franklin Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2026, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Operating Franklin Fund as of its respective date and the results of the Operating Franklin Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(e)
The books and records of the Acquiring Trust and the Operating Franklin Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Trust and Operating Franklin Fund.
(f)
Prior to the Closing Date, the Franklin Shell Funds will have carried on no business activity, will have had no assets or liabilities and will have no issued or outstanding shares;

(g)
The Franklin Shell Funds were established in order to effect the transactions described in this Agreement.  The Franklin Shell Funds have not yet filed their first federal income tax return and, thus, have not yet elected to be treated as “regulated investment companies” (“RIC”)  for federal income tax purposes.  However, upon filing their first federal income tax returns at the completion of their first taxable year, each Franklin Shell Fund will elect to be a RIC and until such time will take all steps necessary to ensure that it qualifies for taxation as a RIC under Sections 851 and 852 of the Code.  Each Franklin Shell Fund will have no current or accumulated earnings and profits as of the Closing Date.  To the knowledge of the Acquiring Trust, each Franklin Shell Fund will meet the requirements of Subchapter M of the Code for qualification as a RIC from and including the taxable year that includes the Closing Date and will be eligible to, and will, compute its federal income taxes under Section 852 of the Code;
(h)
The Operating Franklin Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. The Operating Franklin Fund is a “fund” as defined in Section 851(g)(2) of the Code. The Operating Franklin Fund has qualified as a RIC for each taxable year since its inception that have ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Operating Franklin Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause the Operating Franklin Fund to fail to be qualified as a RIC as of the Closing Date.
(i)
The Acquiring Funds are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(j)
The Acquiring Funds do not have any unamortized or unpaid organizational fees or expenses.
(k)
The Operating Franklin Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof, and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to and consistent with, those shown in such financial statements since the dates of those financial statements.
(l)
There is no inter-corporate indebtedness existing between a Target Fund and its Corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
(m)
The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), and any prospectus or statement of additional information of the Acquiring Funds contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement, and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Funds for use therein.
(n)
Since March 31, 2026, there has not been any material adverse change in the Operating Franklin Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.
(o)
On the Closing Date, all material Tax Returns (as defined below) of the Operating Franklin Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Operating Franklin Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Operating Franklin Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Operating Franklin Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
(p)
All information to be furnished by the Acquiring Funds for use in preparing any registration statement, prospectus, consent solicitation statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.
(q)
No shareholder of an Acquiring Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to an Acquiring Fund’s Shares, except for the right of investors to acquire their shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(r)
There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Funds. Each of the Acquiring Funds is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects an Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.
(s)
The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Acquiring Trust’s Board of Trustees.
4.2.
The Target Trust, on behalf of each Target Fund, represents and warrants that:
(a)
The Target Trust was organized as a Delaware statutory trust on October 2, 1995, and is validly existing under the laws of the State of Delaware. Each Target Fund is duly registered under the 1940 Act as an open end management investment company and each Target Fund’s Shares were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b)
The Target Trust, on behalf of each Target Fund, is authorized to issue an unlimited number of shares of beneficial interest, with no par value, of each Target Fund.  Each Target Fund has currently issued one class of shares of beneficial interest.  Each outstanding Target Fund Share is fully paid, non-assessable, and has full voting rights.
(c)
No Target Fund is a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Funds of the transactions contemplated by the Plan. The Target Funds have no material contracts or other commitments (other than the Plan or agreements for the purchase of securities or other property or assets entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by them in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.
(d)
The financial statements appearing in the Target Funds’ Annual Report to Shareholders for the fiscal year ended July 31, 2026, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of each Target Fund as of their respective dates and the results of the Target Funds’ operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(e)
The books and records of the Target Funds accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Funds.
(f)
Each Target Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Each Target Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Target Fund has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.
(g)
Each Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h)
Each Target Fund does not have any unamortized or unpaid organizational fees or expenses.
(i)
Each Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(j)
There is no inter-corporate indebtedness existing between a Target Fund and its Corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.
(k)
The Registration Statement, and any prospectus or statement of additional information of a Target Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement, and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Funds for use therein.

(l)
Since July 31, 2026, there has not been any material adverse change in a Target Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.
(m)
On the Closing Date, all material Tax Returns of a Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To a Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on a Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in a Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
(n)
All information to be furnished by a Target Fund for use in preparing any registration statement, prospectus, consent solicitation statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.
(o)
As of the Closing Date, a Target Fund will not have outstanding any warrants, option, convertible securities, or any other types of rights pursuant to which any person could acquire shares of a Target Fund, except for the right of investors to acquire their shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(p)
There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against a Target Fund. Each Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.
(q)
The execution, delivery, and performance of the Plan has been duly authorized by all necessary action of the Target Trust’s Board of Trustees, subject to approval of a Target Fund’s shareholders.
(r)
At the Closing, each Target Fund will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(s)
The Target Trust, on behalf of the U.S. Core Equity Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to their shareholders (i) all of the

U.S. Core Equity Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the U.S. Core Equity Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
5.
Covenants of the Acquiring Trust, on behalf of the Acquiring Funds, and Covenants of the Target Trust, on behalf of the Target Funds.
5.1.
The Acquiring Trust, on behalf of each Acquiring Fund:
(a)
Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement (i) shall have complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, and at the Closing Date, the combined prospectus/consent solicitation statement and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.
(b)
Shall have sent to each shareholder of record of each Target Fund entitled to vote on the Plan, in sufficient time to comply with requirements as to notice thereof, a combined prospectus/consent solicitation statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Consent Solicitation Statement”).
(c)
Covenants to operate each Franklin Shell Fund’s business in accordance with such actions as are customary to the organization of new series prior to its commencement of operations between the date hereof and the Closing.
(d)
Covenants to operate the Operating Franklin Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.
(e)
Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
5.2.
The Target Trust, on behalf of each Target Fund:

(a)
Shall provide the Acquiring Funds, with information reasonably necessary for the preparation and distribution of the Prospectus/Consent Solicitation Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.
(b)
As of the Closing, shall have solicited shareholder consent to the Plan, and shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.
(c)
Covenants to operate each Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(d)
Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
(e)
Shall file, by the Closing Date, each of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Tax Returns shall have either been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.
(f)
Shall provide at the Closing:
(1)
A statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to its Corresponding Acquiring Fund.
(2)
A copy (which may be in electronic form) of each Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with a Target Fund, with respect to each shareholder, and such information as the Acquiring Funds may reasonably request concerning a Target Fund’s Shares or Target Fund’s shareholders in connection with a Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of a Target Fund’s Shares as of the close of business on the Closing Date, who are to become holders of the Corresponding Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Funds’ Shareholder Documentation”).
(3)
A copy of any other Tax books and records of each Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by a Target Fund after the Closing.
(4)
If requested by an Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to a Target Funds.
(g)
As promptly as practicable, but in any case within sixty days after the date of Closing, each Target Fund shall furnish its Corresponding Acquiring Fund, in such form as is reasonably satisfactory to an Acquiring Fund, a statement of the earnings and profits of a Target Fund for federal income tax purposes that will be carried over by the Corresponding Acquiring Fund as a result of Section 381 of the Code.
(h)
Undertakes that it will not acquire an Acquiring Fund’s Shares for the purpose of making distributions thereof to anyone other than the Corresponding Target Fund’s shareholders.
(i)
Undertakes that, if the Plan is consummated, each Target Fund will liquidate and dissolve.
(j)
In connection with the Closing, each Target Fund shall redeem all fractional shares of a Target Fund outstanding on the records of a Target Fund’s transfer agent.
5.3.
The Acquiring Trust, on behalf of each Acquiring Fund, and the Target Trust, on behalf of each Target Fund, intend that each Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Acquiring Trust, on behalf of each Acquiring Fund, and the Target Trust, on behalf of each Target Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
6.
Conditions Precedent to be Fulfilled by the Acquiring Trust, on behalf of the Acquiring Funds, and by the Target Trust, on behalf of the Target Funds.
The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a)
That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.
(b)
That the SEC shall have declared effective the Registration Statement or the Registration Statement shall have become effective pursuant to Rule 488 under the 1933 Act; the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act; and, no other legal, administrative, or other proceeding shall have been instituted or threatened that would materially affect the financial condition of any of the Target Funds or the Acquiring Funds or would prohibit the transactions contemplated hereby.
(c)
That the Plan and the Reorganizations contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of each Target Fund.
(d)
The Target Trust, on behalf of the U.S. Core Equity Fund, shall have declared a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to their shareholders (i) all of the U.S. Core Equity Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid) and (ii) all the U.S. Core Equity Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(e)
That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Funds or the Acquiring Funds.
(f)
That there shall be delivered to each Target Fund an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1)
The Acquiring Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2)
Each Acquiring Fund is an open-end management investment company registered as such under the 1940 Act;
(3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Acquiring Trust, on behalf of the Acquiring Funds;
(4)
The Plan is the legal, valid, and binding obligation of the Acquiring Funds, and is enforceable against the Acquiring Trust, on behalf of the Acquiring Funds, in accordance with its terms;
(5)
The Acquiring Trust, on behalf of the Acquiring Funds, is

authorized to issue an unlimited number of shares of beneficial interest, without par value; and
(6)
Each Acquiring Fund’s Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust, on behalf of the Acquiring Funds.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Funds.
(g)
That there shall be delivered to the Acquiring Trust, on behalf of the Acquiring Funds, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Target Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1)
The Target Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2)
The Target Funds are open-end management investment companies registered as such under the 1940 Act;
(3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Target Trust, on behalf of the Target Funds; and
(4)
The Plan is the legal, valid, and binding obligation of the Target Trust, on behalf of the Target Funds, and is enforceable against the Target Trust, on behalf of the Target Funds, in accordance with its terms.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Target Trust, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Target Funds.
(h)
That there shall be delivered to the Acquiring Trust, on behalf of the Acquiring Funds, and Target Trust, on behalf of the Target Funds, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Trust and Target Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Acquiring Funds and Target Funds with regard to matters of fact:
(1)
The acquisition by an Acquiring Fund of substantially all the assets of a Target Fund, and the assumption of substantially all of the liabilities, as provided for herein, in exchange solely for an Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) followed by the distribution by a Target Fund to its shareholders of the Acquiring Fund’s Shares and cash (in lieu of fractional shares, if any) in complete liquidation of a Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Target Fund and each Acquiring Fund will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;
(2)
No gain or loss will be recognized by a Target Fund upon the transfer of substantially all of its assets to its Corresponding Acquiring Fund in exchange solely for the Corresponding Acquiring Fund’s Shares under Sections 361(a) and 357(a) of the Code;
(3)
No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of substantially all of the assets of its Corresponding Target Fund in exchange solely for the Corresponding Acquiring Fund’s Shares under Section 1032(a) of the Code;
(4)
No gain or loss will be recognized by a Target Fund upon the distribution of the Corresponding Acquiring Fund’s Shares by a Target Fund to its shareholders in complete liquidation of a Target Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;
(5)
The tax basis of the assets of a Target Fund received by its Corresponding Acquiring Fund will be the same as the tax basis of these assets in the hands of a Target Fund immediately prior to its Reorganization under Section 362(b) of the Code;
(6)
The holding periods of the assets of a Target Fund received by a Corresponding Acquiring Fund will include the periods during which such assets were held by a Target Fund under Section 1223(2) of the Code;
(7)
No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of a Target Fund’s Shares solely for the Corresponding Acquiring Fund’s Shares (except with respect to cash received by the Target Fund in lieu of fractional shares, if any) under Section 354(a) of the Code;
(8)
The aggregate tax basis of an Acquiring Fund’s Shares to be received by the shareholders of a Target Fund will be the same as the tax basis of the Target Fund’s Shares exchanged therefor under Section 358(a)(1) of the Code;
(9)
The holding period of an Acquiring Fund’s Shares to be received by shareholders of its Corresponding Target Fund will include the holding period of a Target Fund’s Shares surrendered in exchange therefor, provided that the shareholder held a Target Fund’s Shares as a capital asset on the effective date of its Reorganization under Section 1223(1) of the Code; and

(10)
Each Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of its Corresponding Target Fund described in Section 381(c) of the Code, as if there had been no Reorganization subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable and the Treasury Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of a Reorganization on a Target Fund, an Acquiring Fund, or any Shareholder of a Target Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of tax accounting.
(i)
That an Acquiring Fund’s Prospectus contained in the Registration Statement with respect to an Acquiring Fund’s Shares to be delivered to a Target Fund’s shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(j)
That an Acquiring Fund’s Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit an Acquiring Fund’s Shares lawfully to be delivered to each holder of its Corresponding Target Fund’s Shares.
(k)
Each Target Fund will provide its Corresponding Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to its Corresponding Acquiring Fund, (2) each Target Fund’s Shareholder Documentation, (3) if requested by the Acquiring Trust, on behalf of an Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to a Target Fund, (4) the Tax books and records of a Target Fund for purposes of preparing any Tax Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).
(l)
The Target Trust, on behalf of the EM Core Equity Fund and the Acquiring Trust, on behalf of the Franklin Core Emerging Market Enhanced Equity ETF shall have entered into an agreement that addresses the treatment of Excluded Assets upon the lifting of sanctions related to certain Executive Orders.1

 1 United States Executive Order 14024 dated April 15, 2021 (“Blocking Property With Respect To Specified Harmful Foreign Activities of the Government of the Russian Federation”) as codified in the Russian Harmful Foreign Activities Sanctions Regulations, 31 C.F.R. part 587, United States Executive Orders 14066 dated March 8, 2022 (“Prohibiting Certain Imports and New Investments with respect to Continued Russian Federation Efforts to Undermine the Sovereignty and Territorial Integrity of Ukraine”), 14068 dated March 11, 2022 (“Prohibiting Certain Imports, Exports, and New Investment With Respect to Continued Russian Federation Aggression”), and 14071 dated April 6, 2022 (“Prohibiting New Investment in and Certain Services to the Russian Federation in Response to Continued Russian Federation Aggression”).

7.
Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne 100% by FAS and FAV, the investment managers for the Acquiring Funds and Target Funds, respectively, except that each Target Fund and Acquiring Fund will bear any of its own portfolio transaction costs related to the Reorganization.
Notwithstanding the foregoing, expenses of a Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by a Target Fund or an Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a 'reorganization' described in Section 368(a)(1) of the Code or otherwise result in the imposition of tax on either a Target Fund or an Acquiring Fund or on any of their respective shareholders.
8.
Termination; Postponement; Waiver; Order.
(a)
Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated, and a Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of a Target Fund) to the Closing, or the Closing may be postponed:
(1)
by mutual consent of the Acquiring Trust, on behalf of an Acquiring Fund, and the Target Trust, on behalf of a Target Fund;
(2)
by the Target Trust, on behalf of a Target Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or
(3)
by the Acquiring Trust, on behalf of an Acquiring Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.
(b)
If the transactions contemplated by the Plan have not been consummated by December 31, 2027, the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Trust and Target Trust.
(c)
In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Trust, on behalf of an Acquiring Fund, the Target Trust, on behalf of a Target Funds, nor their trustees, officers, or agents or the shareholders of the Target or Acquiring

Funds shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.
(d)
At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Trust, on behalf of an Acquiring Fund, or the Target Trust, on behalf of a Target Fund, if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.
(e)
The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Trust, Target Trust, nor any of their respective officers, trustees, agents, or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.
(f)
If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Boards of Trustees of the Target Trust or the Acquiring Trust to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the applicable Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund’s Shares to be issued to the applicable Target Fund, and such term or condition had not been included in the Prospectus/Consent Solicitation Statement or other consent solicitation material furnished to the shareholders of a Target Fund, the Plan shall not be consummated and shall terminate unless the applicable Target Fund promptly solicits consent of a Target Fund’s shareholders to such condition.
9.
Cooperation and Exchange of Information; Reporting Responsibility.
(a)
The Acquiring Trust, on behalf of a Acquiring Fund, and the Target Trust, on behalf of a Target Fund, will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.
(b)
Any reporting responsibility of the Target Trust, on behalf of the Target Funds, is and shall remain the responsibility of the Target Funds, up to and including the Closing Date, and such later date on which the Target Funds are  terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.
(c)
After the Closing Date, the Target Trust, on behalf of a Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any

Forms 1099, required to be filed by a Target Fund with respect to a Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
10.
Liability of the Target Funds and the Acquiring Funds.
(a)
The Target Trust, on behalf of a Target Fund, acknowledges and agrees that all obligations of the Acquiring Trust, on behalf of an Acquiring Fund, under the Plan with respect to an Acquiring Fund are binding only with respect to that particular Acquiring Fund; shall be discharged only out of the assets of that particular Acquiring Fund; that no other series of the Acquiring Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that a Target Fund shall not seek satisfaction of any such obligation or liability from the shareholders of an Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Trust, or any of them.
(b)
The Acquiring Trust, on behalf of an Acquiring Fund, acknowledges and agrees that all obligations of the Target Trust, on behalf of a Target Fund, under the Plan with respect to a Target Fund are binding only with respect to that particular Target Fund; shall be discharged only out of the assets of that particular Target Fund; that no other series of the Target Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that the Acquiring Trust, on behalf of an Acquiring Fund, shall not seek satisfaction of any such obligation or liability from the shareholders of a Target Fund, the trustees, officers, employees or agents of the Target Trust, or any of them.
11.
Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.
Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.
Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.
14.
Notices.
Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Trust, on behalf of the Acquiring Funds, or to the Target Trust, on behalf of the Target Funds, as the case may be, at One Franklin Parkway, San Mateo, CA, 94403-1906 Attention: Secretary.

15.
Headings.
The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, the Acquiring Trust, on behalf of the Acquiring Funds, and the Target Trust, on behalf of the Target Funds, have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN TEMPLETON ETF TRUST, ON BEHALF OF FRANKLIN CORE EMERGING MARKET ENHANCED EQUITY ETF, FRANKLIN CORE INTERNATIONAL ENHANCED EQUITY ETF AND FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

By:
Name:
Title:

FRANKLIN FUND ALLOCATOR SERIES, ON BEHALF OF THE FRANKLIN EMERGING MARKET CORE EQUITY (IU) FUND, FRANKLIN INTERNATIONAL CORE EQUITY (IU) FUND, AND FRANKLIN U.S. CORE EQUITY (IU) FUND

By:
Name:
Title:

With respect to Section 7 of the Plan only:
FRANKLIN ADVISERS, INC.

By:
Name:
Title:

With respect to Section 7 of the Plan only:
FRANKLIN ADVISORY SERVICES, LLC

By:
Name:
Title:

EXHIBIT A-Excluded Assets

Security Number	Security Description	Quantity
B59FPC7	NOVOLIPETSK STEEL PJSC	347,890.00
B5B1TX2	GMK NORILSKIY NICKEL PAO	316,400.00
B5B2VL7	INTER RAO UES PJSC COMMON	8,656,700.00
B5B9C59	SEVERSTAL PAO COMMON	48,409.00
1H3371S	PHOSAGRO PJSC GDR	206.00
1H3410S	PHOSAGRO PJSC	32,104.00

EXHIBIT B

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the Funds’ financial performance and are included in a Fund’s annual shareholder report, which are incorporated by reference into the SAI. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request. Financial information for the Core Emerging Market ETF and the Core International ETF is not provided because the Funds have not yet commenced operations.
Franklin U.S. Core Equity (IU) Fund (Target Fund)

Financial Highlights		Year Ended July 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.27	$17.10	$13.64	$13.12	$14.99	$11.31

Income from investment operationsa:
Net investment incomeb	0.23	0.23	0.19	0.20	0.24	0.21
Net realized and unrealized gains (losses)	3.60	2.50	3.45	0.94	(0.81)	3.74
Total from investment operations	3.83	2.73	3.64	1.14	(0.57)	3.95

Less distributions from:
Net investment income	(0.23)	(0.24)	(0.18)	(0.21)	(0.20)	(0.20)
Net realized gains	(0.45)	(1.32)	-	(0.41)	(1.10)	(0.07)

Total distributions	(0.68)	(1.56)	(0.18)	(0.62)	(1.30)	(0.27)

Net asset value, end of period	$21.42	$18.27	$17.10	$13.64	$13.12	$14.99
Total return	21.25%	16.70%	26.88%	9.31%	(4.42)%	35.39%

Net assets, end of period (000’s)	$1,178,249	$1,084,222	$2,022,211	$1,802,029	$2,053,864	$1,316,677

Ratios to average net assets:
Expenses before waiver and payment by affiliates	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses net of waiver and payments by affiliates	-%	-%	-%	-%c	-%c	-%c
Net investment income	1.17%	1.31%	1.31%	1.59%	1.73%	1.60%

Portfolio turnover rate	86.09%	63.98%d	76.33%	95.10%	128.24%	98.39%

a.
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b.
Based on average daily shares outstanding.
c.
Benefit of expense reduction rounds to less than 0.01%.
d.
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Emerging Market Core Equity (IU) Fund

Financial Highlights		Year Ended July 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.78	$10.37	$9.77	$9.23	$11.83	$10.57

Income from investment operationsa:
Net investment incomeb	0.35	0.33	0.31	0.36	0.35	0.28
Net realized and unrealized gains (losses)	3.88	1.56	0.68	0.55	(2.58)	1.34
Total from investment operations	4.23	1.89	0.99	0.91	(2.23)	1.62

Less distributions from:
Net investment income	(0.55)	(0.48)	(0.39)	(0.37)	(0.37)	(0.36)

Net asset value, end of period	$15.46	$11.78	$10.37	$9.77	$9.23	$11.83
Total return	36.45%	18.74%	10.67%	10.24%	(19.15)%	15.57%

Net assets, end of period (000’s)	234,207	$161,966	$139,281	$126,226	$109,129	$116,643

Ratios to average net assets:
Expenses before waiver and payment by affiliates	0.11%	0.15%	0.17%	0.15%	0.17%	0.14%
Expenses net of waiver and payments by affiliates	-%	-%	-%	-%	-%c	-%c
Net investment income	2.47%	3.09%	3.25%	3.92%	3.27%	2.41%

Portfolio turnover rate	80.48%	59.40%	69.43%	108.11%	125.41%	108.13%

a.
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b.
Based on average daily shares outstanding.
c.
      Benefit of expense reduction rounds to less than 0.01%.

Franklin International Core Equity (IU) Fund

Financial Highlights		Year Ended July 31,
	2026	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.48	$12.50	$11.33	$10.18	$13.09	$10.31

Income from investment operationsa:
Net investment incomeb	0.33	0.34	0.34	0.37	0.34	0.35
Net realized and unrealized gains (losses)	3.06	1.22	1.28	1.16	(2.26)	2.80
Total from investment operations	3.39	1.56	1.62	1.53	(1.92)	3.15

Less distributions from:
Net investment income	(0.34)	(0.48)	(0.45)	(0.38)	(0.42)	(0.37)
Net realized gains	(1.40)	(0.10)	-	-	(0.57)	-

Total distributions	(1.74)	(0.58)	(0.45)	(0.38)	(0.99)	(0.37)

Net asset value, end of period	$15.13	$13.48	$12.50	$11.33	$10.18	$13.09
Total return	26.70%	12.96%	14.79%	15.44%	(15.56)%	31.00%

Net assets, end of period (000’s)	$368,504	$435,754	$941,318	$944,165	$800,757	$360,375

Ratios to average net assets:
Expenses before waiver and payment by affiliates	0.06%	0.05%	0.02%	0.03%	0.04%	0.04%
Expenses net of waiver and payments by affiliates	-%	-%	-%	-%c	-%	-%c
Net investment income	2.28%	2.73%	2.91%	3.62%	2.94%	2.93%

Portfolio turnover rate	91.99%	65.93%d	59.10%	101.79%	125.21%	103.80%

a.
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b.
Based on average daily shares outstanding.
c.
      Benefit of expense reduction rounds to less than 0.01%.
d.
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Core U.S. Enhanced Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF)

Financial Highlights	Year Ended March 31,
	2026	2025[1]	2024	2023	2022
Net asset value, beginning of year	$56.45	$53.27	$41.37	$44.86	$40.04

Income from operations:
Net investment income	0.79	0.74	0.69	0.82	0.77
Net realized and unrealized gain (loss)	11.21	3.13	11.89	(3.48)	4.89
Total income (loss) from operations	12.00	3.87	12.58	(2.66)	5.66

Less distributions from:
Net investment income	(0.79)	(0.69)	(0.68)	(0.83)	(0.84)
Total distributions	(0.79)	(0.69)	(0.68)	(0.83)	(0.84)
Net asset value, end of year	$67.66	$56.45	$53.27	$41.37	$44.86
Total return[2]	21.27%	7.25%	30.68%	(5.79)%	14.19%

Net assets, end of year (millions)	$1,732	$1,397	$1,284	$860	$967

Ratios to average net assets:
Gross Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net Expenses[3],[4]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.20%	1.29%	1.50%	2.02%	1.77%

Portfolio turnover rate[5]	52%	53.07%	56.10%	51.95%	68.37%

1.
Per share amounts have been calculated using the average shares method.
2.
Performance figures may reflect fee waivers and/or expense reimbursements.  In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.  The total return calculation assumes that distributions are reinvested at NAV.  Past performance is no guarantee of future results.
3.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with an investment in an affiliated money market fund.
4.
Reflects fee waivers and/or expense reimbursements
5.
Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

EXHIBIT C

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of August 13, 2026 to the best knowledge of the Target Trust, owned 5% or more of the outstanding shares of each class of the Target Funds. Listed below are also the names, addresses and percent ownership of each person who, as of August 13, 2026 to the best knowledge of the Acquiring Trust, owned 5% or more of the outstanding shares of the Core U.S. Equity ETF.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Share Amount	Percentage of Class (%)

U.S. Core Equity (IU) Fund	Franklin Moderate Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	19,266,671.369	35.06%
	Franklin Growth Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	17,321,719.958	31.52%
	Franklin Conservative Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	6,521,535.390	11.87%
	Superior Officer Council Balanced Fund 40 Peck Slip New York, NY 10038	2,948,005.531	5.36%

Emerging Market Core (IU) Fund	Franklin Growth Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	4,654,469.530	30.73%
	Franklin Moderate Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	3,933,980.013	25.98%
	Superior Officer Council Balanced Fund 40 Peck Slip New York, NY 10038	1,665,949.213	11.00%
	Franklin Conservative Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	1,330,219.587	8.78%

International Core (IU) Fund	Franklin Growth Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	5,916,856.247	24.29%
	Franklin Moderate Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	5,005,130.530	20.55%

Fund	Name and Address	Share Amount	Percentage of Class (%)
	Superior Officer Council Balanced Fund 40 Peck Slip New York, NY 10038	4,291,211.145	17.62%
	The Northern Trust Company 50 South La Salle Street Chicago, IL 60603	2,054,499.967	8.43%
	Franklin Conservative Allocation Fund One Franklin Parkway San Mateo, California 94403-1906	1,695,052.786	6.96%

Core U.S. Equity ETF	Bank Of New York Mellon 111 Sanders Creek Parkway East Syracuse, NY 13057	6,485,010	24.37%
	J.P. Morgan Securities LLC For The Exclusive Benefit of our Customers Omnibus Account Mutual Fund Department 575 Washington Blvd. Fl. 6 Jersey City, NJ 07310-1616	4,023,045	15.12%
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	2,184,265	8.21%
	Charles Schwab Co Inc Special Custody A/C for benefit of (“FBO”) Customers Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	2,116,067	7.95%
	Raymond James Omnibus For Mutual Funds Attn: Mutual Fund Reconciliation 880 Carillon Pkwy. St Petersburg, FL 33716-1102	2,101,569	7.90%
	Edward Jones & Co For The Benefit Of Customers 12555 Manchester Rd. Saint Louis, MO 63131-3710	2,079,739	7.81%
	Merrill Lynch Pierce Fenner & Smith For The Sole Benefit Of Its Customers Attn Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6486	1,992,378	7.49%

Fund	Name and Address	Share Amount	Percentage of Class (%)
	LPL Financial FBO Customer Accounts Omnibus Customer Account Attn Mutual Fund Operations 4707 Executive Drive San Diego, CA 92121-3091	1,404,476	5.27%
	National Financial Services LLC FBO Exclusive Benefit of our Customers Attn Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	1,364,147	5.12%

EXHIBIT D-Descriptions of Common Principal Investment Risks

1)   Principal Investment Risks Common to all of the Target Funds and Acquiring ETFs

Market:  The market values of securities or other investments owned by the Fund/ETF will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s/ETF’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund/ETF.
Core Style Investing: The Fund/ETF may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.
Large Capitalization Companies: Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small and Mid Capitalization Companies:  Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.
Focus:  To the extent that the Fund/ETF focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund/ETF may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
Management:  The Fund/ETF is subject to management risk because it is actively managed. The Fund’s/ETF’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund/ETF, but there can be no guarantee that these decisions will produce the desired results.
The investment manager uses modeling systems to implement its investment strategies for the Fund/ETF. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund/ETF even if they are accurate. They may negatively affect Fund performance and the ability of the Fund/ETF to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).
Cybersecurity:  Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund/ETF, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund/ETF or the investment manager. Cybersecurity incidents may result in financial losses to the Fund/ETF and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund/ETF invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s/ETF’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund/ETF, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Target Funds	Acquiring ETFs
Use of Models: The investment manager uses modeling systems to implement its investment strategies for the Fund. There is no assurance that the modeling systems are complete or accurate, or representative of future market cycles, nor will they necessarily be beneficial to the Fund even if they are accurate. The results generated by these models may perform differently than in the past, or as expected. They may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons. For example, human judgment plays a role in building, using, testing, and modifying the financial algorithms and formulas used in these models. Additionally, there is a possibility that the historical data may be imprecise or become stale due to new events or changing circumstances which the models may not promptly detect. Market performance can be affected by non-quantitative factors (for example, market or trading system dysfunctions, investor fear or overreaction or other emotional considerations) that are not easily integrated into the investment manager’s risk models. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies).

Quantitative Models:  The quantitative models that may be used by the investment manager as part of the ETF’s portfolio construction process to evaluate investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets continue to display similar patterns as those observed in the past. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the investment manager recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the investment manager and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the investment manager will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Investment Style Factors: There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance.
Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

Multi-Factor Stock Selection Process:  There can be no assurance that the multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. There is also no guarantee the ETF will achieve the specific factor exposures.
Quality factor:  Securities that previously exhibited greater quality characteristics than other securities may not continue to be quality securities. Many factors can impact a security’s

Target Funds	Acquiring ETFs

quality and performance, and such factors and their impact may be difficult to predict.
Value factor:  Signals from the value factor like strong price to book value or dividend yields may not be persistent and as such a change could occur quickly, or such securities could underperform during certain economic cycles or market environments.
Sentiment factor:  Securities that previously exhibited greater sentiment (i.e., momentum) characteristics may not continue to experience positive sentiment, and such a change could occur quickly. Sentiment securities may experience more volatility than the market as a whole.
Alternative factor:  Signals from the alternative factor such as high short interest (i.e., “bearish” investor views) may carry risks such as ambiguous interpretation of investor motives, and the potential for sudden price spikes due to short squeezes.
Conviction factor:  Securities with high conviction may nevertheless underperform, perhaps for extended periods. There can be no guarantee that the investment manager’s and sub-advisers’ techniques or investment decisions will produce the desired results.

2)
Principal Investment Risks Common to the International Core (IU) Fund and Core International ETF and Emerging Market Core (IU) Fund and Core Emerging Market ETF
Foreign Securities (non-U.S.):  Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund/ETF is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities;

terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund/ETF in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.
Regional:  To the extent that the Fund/ETF invests a significant portion of its assets in a specific geographic region or a particular country, the Fund/ETF will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s/ETF’s assets are invested, the Fund/ETF may experience substantial illiquidity or reduction in the value of the Fund’s/ETF’s investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. Current uncertainty concerning the economic consequences of Russia’s military invasion of Ukraine in February 2022 has increased market volatility.
Depositary Receipts:  Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund/ETF could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund/ETF would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund/ETF may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.
3)
Principal Investment Risks Common to the U.S. Core Equity (IU) Fund and Core U.S. Equity ETF

Portfolio Turnover: Active and frequent trading may increase a shareholder’s tax liability and the Fund’s/ETF’s transaction costs, which could detract from Fund performance.
U.S. Securities: U.S. securities, like securities of other countries, can be volatile in response to various forces including political and economic events. In addition, federal and state budget deficits, the unpredictability of U.S. legislation on financial reform, healthcare, tax reform and infrastructure, risks of "trade wars" between the United States and other countries; and persistently low or negative interest rates can also affect the value of U.S. securities.

4)
Principal Investment Risks Common to the Emerging Market Core (IU) Fund and Core Emerging Market ETF

Chinese securities:  There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China is deemed by the investment manager to be an emerging markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.
Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China's large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (“VIE”). In a VIE structure, foreign investors, such as the Fund/ETF, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s/ETF’s returns and net asset value.
Emerging Market Countries:  The Fund’s/ETF’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

EXHIBIT E

Descriptions of Principal Risks of an Acquiring ETF Not Disclosed by a Target Fund

1)
Principal Risks Disclosed by Core U.S. Equity ETF, Core Emerging Market ETF and Core International ETF but not their Corresponding Target Funds:

Derivative Instruments:  The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the ETF's portfolio which may result in significant volatility and cause the ETF to participate in losses (as well as gains) in an amount that exceeds the ETF's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the ETF may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.
Market Trading:  The ETF faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the ETF. Any of these factors, among others, may lead to the ETF’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the ETF in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.
To the extent that the underlying securities held by the ETF trade on an exchange that is closed when the securities exchange on which the ETF shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Authorized Participant Concentration:  Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the ETF and who have entered into agreements with the ETF’s distributor. The ETF has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the ETF and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Large Shareholder:  Certain large shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the ETF’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the ETF and hold its investment for a limited period of time solely to facilitate commencement of the ETF or to facilitate the ETF’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the ETF would be maintained at such levels or that the ETF would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the ETF. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
2)
Principal Risks Disclosed By Core U.S. Equity ETF but not its Corresponding Target Fund:
Information technology companies: Companies in the information technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of an information technology company’s stock. Information technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments (including the development of artificial intelligence and machine learning) or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.
Foreign Securities (non-U.S.):  Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the ETF is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the ETF in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.
E-2

Depositary Receipts:  Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The ETF could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The ETF would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The ETF may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.
3)
Principal Risks Disclosed By Core Emerging Market ETF and Core International ETF but not their Corresponding Target Funds:
New Fund:  The ETF is newly or recently established and has no performance history as of the date of this Prospectus. There can be no assurance that the ETF will grow to or maintain an economically viable size, which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. If the ETF does not attract additional assets, the ETF’s expenses will continue to be spread over a small asset base.
E-3

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR

FRANKLIN CORE U.S. ENHANCED EQUITY ETF
(formerly, Franklin U.S. Large Cap Multifactor Index ETF)
(Ticker: FLQL)
(Exchange: Cboe BZX Exchange, Inc.)

FRANKLIN CORE EMERGING MARKET ENHANCED EQUITY ETF
(Ticker: ____)
(Exchange: Texas Stock Exchange)

FRANKLIN CORE INTERNATIONAL ENHANCED EQUITY ETF
(Ticker: ____)
(Exchange: Texas Stock Exchange)

One Franklin Parkway
San Mateo, CA 94403-1906

Dated _________, 2026

Acquisition of the Assets and Assumption of the Liabilities of
FRANKLIN U.S. CORE EQUITY (IU) FUND,
FRANKLIN EMERGING MARKET CORE EQUITY (IU) FUND, and
FRANKLIN INTERNATIONAL CORE EQUITY (IU) FUND,
(each a series of Franklin Fund Allocator Series)

By and in Exchange for Shares, respectively, of
FRANKLIN CORE U.S. ENHANCED EQUITY ETF (formerly, Franklin U.S. Large Cap Multifactor Index ETF),
FRANKLIN CORE EMERGING MARKET ENHANCED EQUITY ETF, and
FRANKLIN CORE INTERNATIONAL ENHANCED EQUITY ETF
(each a series of Franklin Templeton ETF Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition by Franklin Core U.S. Enhanced Equity ETF (formerly, Franklin U.S. Large Cap Multifactor Index ETF) (the “Operating Franklin ETF”), Franklin Core Emerging Market Enhanced Equity ETF and Franklin Core International Enhanced Equity ETF (together, the “Franklin Shell ETFs,” and each, a “Franklin Shell ETF,” and together with the Operating Franklin ETF, the “Acquiring ETFs,” and each, an “Acquiring ETF”), each a series of Franklin Templeton ETF Trust (the “Acquiring Trust”), of the assets and assumption of the liabilities of

Franklin U.S. Core Equity (IU) Fund, Franklin Emerging Market Core Equity (IU) Fund and Franklin International Core Equity (IU) Fund (each, a “Target Fund” and, together, the “Target Funds”), each a series of Franklin Fund Allocator Series (the “Target Trust”), as identified in the table below:

Target Fund	Acquiring ETF

Franklin U.S. Core Equity (IU) Fund	Franklin Core U.S. Enhanced Equity ETF (formerly, Franklin U.S. Large Cap Multifactor Index ETF)

Franklin Emerging Market Core Equity (IU) Fund	Franklin Core Emerging Market Enhanced Equity ETF

Franklin International Core Equity (IU) Fund	Franklin Core International Enhanced Equity ETF

The term “Corresponding Acquiring ETF” shall mean with respect to any Target Fund, the particular Acquiring ETF, the name of which is set forth directly opposite the name of such Target Fund in the table above.  The term “Corresponding Target Fund” shall mean with respect to any Acquiring ETF, the particular Target Fund, the name of which is set forth directly opposite the name of such Acquiring ETF in the table above.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Consent Solicitation Statement/Prospectus for the Acquiring ETFs dated ________, 2026 (the “Consent Solicitation Statement/Prospectus”). You may request a free copy of the Consent Solicitation Statement/Prospectus without charge by calling (800) DIAL-BEN (800-342-5236) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.
2

Table of Contents

Page
General Information	3
Supplemental Financial Information	3
Incorporation of Documents by Reference into the SAI	4

General Information

The Board of Trustees of the Target Trust and the Board of Trustees of the Acquiring Trust (each, a “Board” and, together, the “Boards”), on behalf of the Target Funds and the Acquiring ETFs, respectively, reviewed and approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of each Target Fund with and into its Corresponding Acquiring ETF (each, a “Reorganization” and, together, the “Reorganizations”). The Board of the Target Trust determined that each Reorganization is in the best interests of the applicable Target Fund and that the interests of the existing shareholders of the applicable Target Fund will not be diluted as a result of the Reorganization.  Similarly, the Board of the Acquiring Trust determined that each Reorganization is in the best interests of the applicable Acquiring ETF and that the interests of the existing shareholders of the applicable Acquiring ETF will not be diluted as a result of the Reorganization.
Pursuant to the Plan, each Reorganization will consist of: (1) the acquisition by a Corresponding Acquiring ETF of all of the property, assets and goodwill of its Corresponding Target Fund, other than assets excluded pursuant to the Plan, in exchange for whole shares of beneficial interest, with no par value, of the Corresponding Acquiring ETF (the “Acquiring ETF Shares”) and cash in lieu of fractional shares, if any; (2) the assumption by the Corresponding Acquiring ETF of all liabilities of its Corresponding Target Fund, other than liabilities excluded pursuant to Section 1(b) of the Plan; and (3) the distribution of the Acquiring ETF Shares and cash in lieu of fractional shares, if any, to the shareholders of the Corresponding Target Fund in complete liquidation of the Corresponding Target Fund, as provided for in the Plan.
Additional information regarding the proposed Reorganizations is included in the Consent Solicitation Statement/Prospectus and in the documents listed below that are incorporated by reference into this SAI.  Further information about the Acquiring ETFs is contained in the Acquiring Trust’s Statement of Additional Information (“Acquiring Trust SAI”) dated __________, 2026, (SEC Accession No. __________-26-______), as supplemented, which is incorporated herein by reference.
Supplemental Financial Information

Each Target Fund will be the accounting and performance survivor in its respective Reorganization, and each Corresponding Acquiring ETF will adopt the performance history of its Corresponding Target Fund following the applicable Reorganization.  Additionally, there are no material differences in accounting policies of the Target Funds as compared to those of their Corresponding Acquiring ETFs.

A table showing the fees and expenses of each Acquiring ETF and its Corresponding Target Fund and the fees and expenses of the Corresponding Acquiring ETF on a pro forma basis after giving effect to the applicable proposed Reorganization is included in the section titled “What are the fees and expenses of each Fund and what might they be after the Reorganization?” of the Consent Solicitation Statement/Prospectus.

The Reorganization of each Target Fund is not expected to result in a material change to such Target Fund’s investment portfolio because the investment goal and principal investment strategies of each Corresponding Acquiring ETF will be the same as or substantially similar to those of its Corresponding Target Fund at the time of the applicable Reorganization. Accordingly, schedules of investments of the Target Funds modified to reflect the Reorganizations are not included.
3

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

Target Funds

1.
Statement of Additional Information (“Target Trust SAI”) dated _________, 2026, of the Target Trust, with respect to the Target Funds (SEC Accession No. __________-26-______) (333-13601).
2.
The audited financial statements and related report of the independent public accounting firm included in the Target Trust’s Annual Report to Shareholders for the fiscal year ended July 31, 2026, with respect to the Target Funds (SEC Accession No. 0001133228-26-012771) (811-07851).

Acquiring ETFs
3.
Statement of Additional Information (“Acquiring Trust SAI”) dated __________, 2026, of the Acquiring Trust, with respect to the Acquiring ETFs (SEC Accession No. __________-26-______) (333-208873).
4.
The audited financial statements and related report of the independent public accounting firm included in the Acquiring Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2026, with respect to the Operating Franklin ETF (SEC Accession No. 0001133228-26-008743) (811-23124).
4

FRANKLIN FUND ALLOCATOR SERIES
Franklin Emerging Market Core Equity (IU) Fund
One Franklin Parkway
San Mateo, California 94403-1906

CONSENT

THIS CONSENT IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby (i) acknowledges receipt of the notice dated __________, 2026 of the solicitation of consents from the shareholders of Franklin Emerging Market Core Equity (IU) Fund (the “Fund”), a series of Franklin Fund Allocator Series, a Delaware statutory trust, and the Consent Solicitation Statement/Prospectus related thereto, and (ii) votes all of its shares of the Fund held of record by the undersigned, in the manner designated herein.
This consent, when properly executed, will be voted in accordance with the specification made herein.  If no specification is made, this consent will be counted as a “consent” in favor of the proposal.
The Board of Trustees recommends that shareholders provide their consent to the proposal.  Please carefully review the Consent Solicitation Statement/Prospectus delivered with this consent.
PROPOSAL:  To approve an agreement and plan of reorganization involving the reorganization of the Fund, a series of Franklin Fund Allocator Series with and into the Franklin Core Emerging Market Enhanced Equity ETF, a series of Franklin Templeton ETF Trust.

CONSENT [ ]	CONSENT WITHHELD [ ]	ABSTAIN [ ]

[Insert Name of Record Holder]

By:
Name:
Title:

Date:  ___________, 2026

Please date and sign this consent and deliver it to the Secretary of Franklin Fund Allocator Series, One Franklin Parkway, San Mateo, California 94403-1906

FRANKLIN FUND ALLOCATOR SERIES
Franklin International Core Equity (IU) Fund
One Franklin Parkway
San Mateo, California 94403-1906

CONSENT

THIS CONSENT IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby (i) acknowledges receipt of the notice dated _________, 2026 of the solicitation of consents from the shareholders of Franklin International Core Equity (IU) Fund (the “Fund”), a series of Franklin Fund Allocator Series, a Delaware statutory trust, and the Consent Solicitation Statement/Prospectus related thereto, and (ii) votes all of its shares of the Fund held of record by the undersigned, in the manner designated herein.
This consent, when properly executed, will be voted in accordance with the specification made herein.  If no specification is made, this consent will be counted as a “consent” in favor of the proposal.
The Board of Trustees recommends that shareholders provide their consent to the proposal.  Please carefully review the Consent Solicitation Statement/Prospectus delivered with this consent.
PROPOSAL:  To approve an agreement and plan of reorganization involving the reorganization of the Fund, a series of Franklin Fund Allocator Series with and into the Franklin Core International Enhanced Equity ETF, a series of Franklin Templeton ETF Trust.

CONSENT [ ]	CONSENT WITHHELD [ ]	ABSTAIN [ ]

[Insert Name of Record Holder]

By:
Name:
Title:

Date:  ___________, 2026

Please date and sign this consent and deliver it to the Secretary of Franklin Fund Allocator Series, One Franklin Parkway, San Mateo, California 94403-1906

FRANKLIN FUND ALLOCATOR SERIES
Franklin U.S. Core Equity (IU) Fund
One Franklin Parkway
San Mateo, California 94403-1906

CONSENT

THIS CONSENT IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby (i) acknowledges receipt of the notice dated _______, 2026 of the solicitation of consents from the shareholders of Franklin U.S. Core Equity (IU) Fund (the “Fund”), a series of Franklin Fund Allocator Series, a Delaware statutory trust, and the Consent Solicitation Statement/Prospectus related thereto, and (ii) votes all of its shares of the Fund held of record by the undersigned, in the manner designated herein.
This consent, when properly executed, will be voted in accordance with the specification made herein.  If no specification is made, this consent will be counted as a “consent” in favor of the proposal.
The Board of Trustees recommends that shareholders provide their consent to the proposal.  Please carefully review the Consent Solicitation Statement/Prospectus delivered with this consent.
PROPOSAL:  To approve an agreement and plan of reorganization involving the reorganization of the Fund, a series of Franklin Fund Allocator Series with and into the Franklin Core U.S. Enhanced Equity ETF (formerly named, Franklin U.S. Large Cap Multifactor Index ETF), a series of Franklin Templeton ETF Trust.

CONSENT [ ]	CONSENT WITHHELD [ ]	ABSTAIN [ ]

[Insert Name of Record Holder]

By:
Name:
Title:

Date:  ________, 2026

Please date and sign this consent and deliver it to the Secretary of Franklin Fund Allocator Series, One Franklin Parkway, San Mateo, California 94403-1906

FRANKLIN TEMPLETON ETF TRUST

PART C
Other Information

Item 15.
Indemnification.
The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 16.
Exhibits.  The following exhibits are incorporated by reference to the previously filed documents indicated below, except Exhibits 4(a), 11(a), 14(a) and 16(a):

(1)
Copies of the charter of the Registrant as now in effect;

(a)
Certificate of Trust dated October 9, 2015
Filing: Initial Filing on Form N-1A
File No. 333-208873
Filing Date: January 5, 2016

(b)
Amended and Restated Agreement and Declaration of Trust dated October 19, 2018
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 14, 2019

(2)
Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Amended and Restated By-Laws effective as of October 19, 2018
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 14, 2019

(3)
Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)
Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Consent Solicitation Statement/Prospectus contained in this Registration Statement.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Amended and Restated Agreement and Declaration of Trust
Article III, Shares
Article V, Shareholders’ Voting Powers and Meetings
Article VI, Net Asset Value; Distributions; Redemptions; Transfers
Article VIII, Certain Transactions: Section 4
Article X, Miscellaneous: Section 4

(b)
Amended and Restated By-Laws
Article II, Meetings of Shareholders
Article VI, Records and Reports: Section 1, 2 and 3
Article VII, General Matters: Section 3, 4, 6 and 7
Article VIII, Amendments: Section 1

(c)
Part B, Statement of Additional Information – Item 22

(6)
Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(b)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(c)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(d)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(e)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Income Equity Focus ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(f)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Investment Grade Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(g)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Large Cap Multifactor Index ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(h)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Mid Cap Multifactor Index ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(i)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Small Cap Multifactor Index ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(j)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Dynamic Municipal Bond ETF and Franklin Advisers, Inc. dated December 1, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(k)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Municipal Green Bond ETF and Franklin Advisers, Inc. dated December 1, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(l)
Sub-Advisory Agreement on behalf of Franklin Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated April 18, 2016
Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2016

(m)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Asia ex Japan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(n)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Australia ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(o)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Russia ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(p)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Taiwan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(q)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Brazil ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(r)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE China ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(s)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE India ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(t)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(u)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Mexico ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(v)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Korea ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(w)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Switzerland ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(x)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE United Kingdom ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(y)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Canada ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(z)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(aa)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Germany ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(bb)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Eurozone ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(cc)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(dd)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin High Yield Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(ee)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Aggregate Bond ETF and Franklin Templeton Investment Management Limited dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(ff)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Senior Loan ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(gg)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Saudi Arabia ETF and Franklin Advisers, Inc. dated September 25, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(hh)
Investment Management Agreement between Registrant, on behalf of Franklin FTSE Latin America ETF and Franklin Advisers, Inc. dated September 25, 2018
Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(ii)
Sub-Advisory Agreement on behalf of Franklin International Aggregate Bond ETF between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc. dated March 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(jj)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Bond ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(kk)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF and Franklin Advisers, Inc. effective August 1, 2022
Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(ll)
Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement dated December 1, 2017 between Registrant, on behalf of Franklin U.S. Large Cap Multifactor Index ETF and Franklin Advisory Services, LLC
Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(mm)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Genomic Advancements ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(nn)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Intelligent Machines ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(oo)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Disruptive Commerce ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(pp)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Ultra Short Bond ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(qq)
Sub-Advisory Agreement on behalf of Franklin U.S. Treasury Bond ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, dated June 9, 2020
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(rr)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Bond ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(ss)
Assignment and Assumption Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(tt)
Assignment and Assumption Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(uu)
Assignment and Assumption Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(vv)
Assignment and Assumption Agreement on to the Franklin International Core Dividend Tilt Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ww)
Assignment and Assumption Agreement on to the Franklin U.S. Equity Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(xx)
Assignment and Assumption Agreement on to the Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(yy)
Assignment and Assumption Agreement on to the Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(zz)
Assignment and Assumption Agreement on to the Franklin FTSE United Kingdom ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(aaa)
Assignment and Assumption Agreement on to the Franklin FTSE Taiwan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(bbb)
Assignment and Assumption Agreement on to the Franklin FTSE Switzerland ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ccc)
Assignment and Assumption Agreement on to the Franklin FTSE South Korea ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ddd)      Assignment and Assumption Agreement on to the Franklin FTSE Saudi Arabia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(eee)
Assignment and Assumption Agreement on to the Franklin FTSE Russia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(fff)
Assignment and Assumption Agreement on to the Franklin FTSE Mexico ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ggg)
Assignment and Assumption Agreement on to the Franklin FTSE Latin America ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(hhh)
Assignment and Assumption Agreement on to the Franklin FTSE Japan Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(iii)
Assignment and Assumption Agreement on to the Franklin FTSE Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(jjj)
Assignment and Assumption Agreement on to the Franklin FTSE India ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(kkk)      Assignment and Assumption Agreement on to the Franklin FTSE Germany ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(lll)
Assignment and Assumption Agreement on to the Franklin FTSE Eurozone ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(mmm)  Assignment and Assumption Agreement on to the Franklin FTSE Europe ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(nnn)
Assignment and Assumption Agreement on to the Franklin FTSE China ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ooo)
Assignment and Assumption Agreement on to the Franklin FTSE Canada ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ppp)
Assignment and Assumption Agreement on to the Franklin FTSE Brazil ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(qqq)
Assignment and Assumption Agreement on to the Franklin FTSE Australia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(rrr)
Assignment and Assumption Agreement on to the Franklin FTSE Asia ex Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(sss)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Exponential Data ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(ttt)
Amendment to the Investment Management Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A
Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: April 7, 2022

(uuu)
Amendment to Sub-Advisory Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A
Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: April 7, 2022

(vvv)
Sub-Advisory Agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated June 30, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

(www)
Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated June 30, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

(xxx)

Sub-Advisory Agreement on behalf of Franklin Sustainable International Equity ETF (formerly, Martin Currie Sustainable International Equity ETF) between Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited dated June 12, 2025
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(yyy)
Investment Management Agreement between Registrant, on behalf of Franklin Sustainable International Equity ETF (formerly, Martin Currie Sustainable International Equity ETF) and Franklin Advisers, Inc. dated June 30, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

(zzz)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Systematic Style Premia ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(aaaa)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF and Franklin Advisers, Inc. effective August 1, 2022
Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(bbbb)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF and Franklin Advisers, Inc. effective August 1, 2022
Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(cccc)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF and Franklin Advisers, Inc. effective August 1, 2022
Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(dddd)
Investment Management Agreement between Registrant, on behalf of Clearbridge Sustainable Infrastructure ETF and Franklin Advisers, Inc. dated December 5, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(eeee)
Sub-Advisory Agreement on behalf of Clearbridge Sustainable Infrastructure ETF between Franklin Advisers, Inc., and Clearbridge Investments (North America) PTY Limited dated December 5, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(ffff)
Investment Management Agreement between Registrant, on behalf of Franklin Focused Growth ETF and Franklin Advisers, Inc. dated November 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(gggg)
Amendment to Sub-Advisory Agreement on behalf of Franklin Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated December 9, 2024
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(hhhh)
Investment Management Agreement between Registrant, on behalf of Franklin Income Focus ETF and Franklin Advisers, Inc. dated June 1, 2023
Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2023

(iiii)
Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF and Franklin Advisers, Inc. dated July 1, 2023
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 21, 2023

(jjjj)
Sub-Advisory Agreement on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF between Franklin Advisers, Inc., and BrandywineGlobal Investment Management, LLC, dated July 1, 2023
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 21, 2023

(kkkk)
Amendment to Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated February 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(llll)
Amendment to Investment Management Agreement between Registrant, on behalf of Franklin Sustainable International Equity ETF (formerly, Martin Currie Sustainable International Equity ETF) and Franklin Advisers, Inc. dated February 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(mmmm)
Sub-Advisory Agreement on behalf of Franklin U.S. Core Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated March 31, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(nnnn)
Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Franklin Advisers, Inc. and Western Asset Management Company, LLC dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(oooo)
Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company, LTD, dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(pppp)
Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company PTE. LTD, dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(qqqq)
Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company Limited, dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(rrrr)
Investment Management Agreement between Registrant, on behalf of Western Asset Bond ETF and Franklin Advisers, Inc. dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ssss)
Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(tttt)
Sub-Advisory Agreement on behalf of Franklin FTSE Asia ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(uuuu)
Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(vvvv)
Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(wwww)
Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(xxxx)
Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(yyyy)
Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(zzzz)
Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(aaaaa)
Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(bbbbb)
Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ccccc)
Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ddddd)
Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(eeeee)
Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(fffff)
Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ggggg)
Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(hhhhh)
Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(iiiii)
Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(jjjjj)
Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(kkkkk)
Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(lllll)
Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(mmmmm)
Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(nnnnn)
Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ooooo)
Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ppppp)
Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(qqqqq)
Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(rrrrr)
Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(sssss)
Amendment to Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(ttttt)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Asia Ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(uuuuu)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(vvvvv)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(wwwww)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(xxxxx)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(yyyyy)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(zzzzz)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(aaaaaa)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(bbbbbb)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(cccccc)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(dddddd)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(eeeeee)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(ffffff)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(gggggg)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(hhhhhh)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(iiiiii)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(jjjjjj)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(kkkkkk)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(llllll)
Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(mmmmmm)
Amendment to Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(nnnnnn)
Sub-Advisory Agreement on behalf of Franklin Systematic Style Premia ETF between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C., dated June 3, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(oooooo)
Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(pppppp)
Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(qqqqqq)
Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(rrrrrr)
Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(ssssss)
Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024
Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2024

(tttttt)
Investment Management Agreement between Registrant, on behalf of Franklin International Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024
Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 17, 2025

(uuuuuu)
Investment Management Agreement between Registrant, on behalf of Franklin U.S. Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024
Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 17, 2025

(vvvvvv)
Sub-Advisory Agreement on behalf of Franklin International Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024
Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 17, 2025

(wwwwww)
Sub-Advisory Agreement on behalf of Franklin U.S. Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024
Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 17, 2025

(xxxxxx)
Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Core Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated December 9, 2024
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(yyyyyy)
Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Treasury Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated December 9, 2024
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(zzzzzz)
Investment Management Agreement between Registrant, on behalf of Franklin Multisector Income ETF and Franklin Advisers, Inc. effective August 21, 2025
Filing: Post-Effective Amendment No. 122 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 21, 2025

(aaaaaaa)
Investment Management Agreement between Registrant, on behalf of Franklin Dividend Growth ETF and Franklin Advisers, Inc. effective August 28, 2025
Filing: Post-Effective Amendment No. 123 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: August 25, 2025

(bbbbbbb)
Investment Management Agreement between Registrant, on behalf of Putnam International Stock ETF and Putnam Investment Management, LLC. effective October 21, 2025
Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 16, 2025

(ccccccc)
Investment Management Agreement between Registrant, on behalf of Templeton International Insights ETF and Templeton Investment Counsel, LLC. effective October 21, 2025
Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 16, 2025

(ddddddd)
Sub-Advisory Agreement on behalf of Putnam International Stock ETF between Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited, dated October 21, 2025
Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 16, 2025

(eeeeeee)
Investment Management Agreement between Registrant, on behalf of Franklin Small Cap Enhanced ETF effective December 9, 2025
Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 5, 2025

(fffffff)
Sub-Advisory Agreement on behalf of Franklin Small Cap Enhanced ETF between Franklin Advisors, Inc. and Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited, effective December 9, 2025
Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 5, 2025

(ggggggg)
Sub-Advisory Agreement on behalf of Franklin Small Cap Enhanced ETF between Franklin Advisors, Inc. and Clearbridge Investments, LLC and Franklin Templeton Investment Management Limited, effective December 9, 2025
Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 5, 2025

(hhhhhhh)
Sub-Advisory Agreement on behalf of Franklin Small Cap Enhanced ETF between Franklin Advisors, Inc. and Royce & Investments, LP and Franklin Templeton Investment Management Limited, effective December 9, 2025
Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 5, 2025

(iiiiiii)
Amendment to Sub-Advisory Agreement dated October 21, 2025 on behalf of Putnam International Stock ETF effective December 4, 2025
Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 16, 2026

(jjjjjjj)
Amendment to Sub-Advisory Agreement dated April 18, 2016 on behalf of Franklin Investment Grade Corporate ETF effective December 4, 2025
Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 16, 2026

(kkkkkkk)
Investment Management Agreement between Registrant, on behalf of Templeton Emerging Markets Debt ETF and Franklin Advisers, Inc. effective January 8, 2026
Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 16, 2026

(lllllll)
The Sub-Advisory Agreement, effective as of January 8, 2026, on behalf of Templeton Emerging Markets Debt ETF, between Franklin Advisers, Inc., and Templeton Asset Management Ltd.
Filing: Post-Effective Amendment No. 134 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 16, 2026

(mmmmmmm)
Investment Management Agreement between Registrant, on behalf of Franklin BSP CLO ETF and Franklin Advisers, Inc. effective January 8, 2026
Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 22, 2026

(nnnnnnn)
The Sub-Advisory Agreement, effective as of January 24, 2026, on behalf of Franklin BSP CLO ETF, between Franklin Advisers, Inc., and Benefit Street Partners Ltd.
Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 22, 2026

(ooooooo)
The Sub-Advisory Agreement, effective as of January 24, 2026, on behalf of Franklin BSP CLO ETF, between Franklin Advisers, Inc., and BSP NY, LLC
Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 22, 2026

(ppppppp)
Amendment to Sub-Advisory Agreement dated March 1, 2019 on behalf of Franklin International Aggregate Bond ETF effective as of February 28, 2026, between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 22, 2026

(qqqqqqq)
Amendment to Investment Management Agreement on behalf of Franklin Focused Dynamic Growth ETF (formerly, Franklin Focused Growth ETF) effective June 30, 2026, to the Investment Management Agreement dated November 1, 2023.
Filing: Post-Effective Amendment No. 157 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2026

(rrrrrrr)  Amendment to Sub-Advisory Agreement dated March 1, 2019 on behalf of Franklin International Aggregate Bond ETF effective as of September 30, 2026, between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 172 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 22, 2026

(sssssss) Investment Management Agreement between Registrant, on behalf of Franklin US Equity Bitcoin DRIP Index ETF and Franklin Advisory Services, LLC effective September 22, 2026
Filing: Post-Effective Amendment No. 172 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 22, 2026

(ttttttt)    Investment Management Agreement between Registrant, on behalf of Franklin US Innovation Bitcoin DRIP Index ETF and Franklin Advisory Services, LLC effective September 22, 2026
Filing: Post-Effective Amendment No. 172 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 22, 2026

(uuuuuuu)  Sub-Advisory Agreement dated September 22, 2026 on behalf of Franklin US Equity Bitcoin DRIP Index ETF between Franklin Advisory Services, LLC and Franklin Templeton Institutional, LLC
Filing: Post-Effective Amendment No. 172 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 22, 2026

(vvvvvvv)  Sub-Advisory Agreement dated September 22, 2026 on behalf of Franklin US Innovation Bitcoin DRIP Index ETF between Franklin Advisory Services, LLC and Franklin Templeton Institutional, LLC
Filing: Post-Effective Amendment No. 172 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 22, 2026

(7)
Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Distribution Agreement, between the Registrant and Franklin Distributors, LLC dated April 18, 2016, as amended and restated July 7, 2021 with Exhibit A amended and restated as of June 5, 2026
Filing: Post-Effective Amendment No. 157 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2026

(b)
Form of Franklin Templeton ETF Trust Authorized Participant Agreement
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(c)
Form of Authorized Participant Agreement
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(b)
Amended and Restated Appendix A dated December 1, 2022 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(c)
Amendment to State Street Fund Connect Agreement dated April 16, 2016, as amended September 13, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(d)
Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2019 with Appendix A
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(e)
Joinder and Amendment to the State Street Fund Connect Agreement dated September 20, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(f)
Amended and Restated Appendix A dated October 31, 2023 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 26, 2024

(g)
Master Custody Agreement between Registrant and The Bank of New York Mellon dated June 6, 2025
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(h)
Amendment Appendix I dated November 18, 2025, to the Master Custodian Agreement between Registrant on behalf of each series and The Bank of New York Mellon dated June 6, 2025
Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 5, 2025

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Amended and Restated Distribution Plan pursuant to Rule 12b-1 dated April 18, 2016, as amended and restated July 7, 2021 with revised Exhibit A, as of June 5, 2026
Filing: Post-Effective Amendment No. 157 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2026

(11)
An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)
Opinion and Consent of Stradley Ronon Stevens & Young, LLP dated October 30, 2026, filed herewith.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by Post-Effective Amendment pursuant to the undertaking in Item 17(3) below.

(13)
Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019 with an Exhibit A dated May 2020
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(b)
Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 with Schedule A dated December 1, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(c)
Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(d)          Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017 with an updated Annex 1 dated December 15, 2020
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(e)
Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016 with Schedule A dated December 1, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(f)
Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated April 18, 2016
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(g)
Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated February 16, 2017
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(h)          Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated August 29, 2017 with revised Exhibit A as of September 1, 2018
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(i)
Sub-Contract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated February 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(j)
Sub-Contract for Fund Administrative Services between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC dated February 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(k)
Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty Core U.S. Bond ETF
Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 10, 2020

(l)
Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated December 18, 2019 on behalf of Franklin Systematic Style Premia ETF
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(o)
Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin U.S. Core Bond ETF
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(p)
Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 29, 2021

(q)
Form of Rule 12d1-4 Fund of Funds Investment Agreement
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 3, 2022

(r)
Fee Waiver of Acquired Fund Fees and Expenses for Funds with a Unitary Fee Arrangement dated July 30, 2021
Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(s)
Amended and Restated Schedule A in the Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated October 31, 2023
Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 26, 2024

(t)
Amended and Restated Schedule A in the Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated October 31, 2023
Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 26, 2024

(u)
Amendment to Co-Transfer Agency and Registrar Service Agreement on behalf of series identified on Schedule 1 between the Registrant and Equiniti Trust Company, LLC dated November 6, 2023
Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 26, 2024

(v)
Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC with Exhibit A dated September 9, 2024
Filing: Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 17, 2025

(w)
Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon dated July 16, 2025
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(x)
Form of Sub-Administration and Accounting Agreement between Franklin Templeton Services, LLC and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 28, 2025

(y)
Amendment to Exhibit A Sub-Administration and Accounting Agreement between Franklin Templeton Services LLC and The Bank of New York Mellon revised November 18, 2025
Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 5, 2025

(z)
Global Custody Agreement Hong Kong – China – Stock Connect Service dated July 22, 2025
Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 16, 2025

(aa)
Amendment dated October 21, 2025 to Appendix A Supplement to the Global Custody Agreement Hong Kong – China – Stock Connect Service dated July 22, 2025
Filing: Post-Effective Amendment No. 127 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 16, 2025

(bb)
Amendment To Transfer Agency and Service Agreement dated July 16, 2025, on behalf of each series in Appendix A revised November 18, 2025
Filing: Post-Effective Amendment No. 131 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 5, 2025

(14)
Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)
Consent of Independent Registered Public Accounting Firm, dated October 30, 2026, filed herewith.

(15)
All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16)
Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement;

(a)
Power of Attorney dated October 13, 2026, filed herewith.

(17)
Any additional exhibits which the Registrant may wish to file;

(a)
Code of Ethics dated November 17, 2025
Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 22, 2026

(b)
Commodity Trading Adviser Exemption Agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated September 9, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

Item 17.
Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Stamford and the State of Connecticut, on the 30th day of October, 2026.

FRANKLIN TEMPLETON ETF TRUST
(Registrant)

BY:	/s/ Harris Goldblat
Harris Goldblat
Vice President and Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

PATRICK O’CONNOR*	Trustee, President and Chief Executive Officer – Investment Management
Patrick O’Connor	Dated: October 30, 2026

CHRISTOPHER KINGS*	Chief Executive Officer – Finance and Administration
Christopher Kings	Dated: October 30, 2026

JEFFREY W. WHITE*	Chief Financial Officer, Chief Accounting Officer and Treasurer
Jeffrey W. White	Dated: October 30, 2026

ALISON BAUMANN*	Trustee
Alison Baumann	Dated: October 30, 2026

ROHIT BHAGAT*	Trustee
Rohit Bhagat	Dated: October 30, 2026

DEBORAH D. MCWHINNEY*	Trustee
Deborah D. McWhinney	Dated: October 30, 2026

ANANTHA K. PRADEEP*	Trustee
Anantha K. Pradeep	Dated: October 30, 2026

*By:	/s/ HARRIS GOLDBLAT
Harris Goldblat
Attorney-in-Fact
(Pursuant to Power of Attorney filed herewith)

FRANKLIN TEMPLETON ETF TRUST
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(11)(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP dated October 30, 2026
EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm, dated October 30, 2026
EX-99.(16)(a)	Power of Attorney dated October 13, 2026